UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07899 and 811-07885

Name of Fund:	BlackRock Index Funds, Inc.
BlackRock International Index Fund
BlackRock S&P 500 Index Fund
BlackRock Small Cap Index Fund
Quantitative Master Series LLC
Master International Index Series
Master S&P 500 Index Series
Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Index Funds, Inc. and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 06/30/2010

Item 1 – Report to Stockholders

BlackRock International Index Fund
OF BLACKROCK INDEX FUNDS, INC.

SEMI-ANNUAL REPORT
JUNE 30, 2010 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the past several months have seen high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe and mixed economic data that have raised concerns over the possibility that some economies could slide back into recession. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode for most regions of the world. Regarding the US economy, we believe it is unlikely that the United States will experience a “double dip” recession, although we acknowledge that subpar growth is likely to persist for some time.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. Volatility levels, however, have remained elevated — primarily as a result of uneven economic data and lingering deflation issues (especially in Europe). As the period drew to a close, equity markets had endured a significant correction that drove stock prices into negative territory on a year-to-date basis in almost every market. Over a 12-month basis, however, global equities posted positive returns thanks to improving corporate revenues and profits and a reasonably strong macro backdrop. From a geographic perspective, US equities have significantly outpaced their international counterparts over the past six and twelve months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down. Within the United States, smaller cap stocks have noticeably outperformed large caps.

In fixed income markets, yields have been moving unevenly over the past six and twelve months as improving economic conditions have been acting to push Treasury yields higher (and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close, however, Treasury yields fell sharply as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. As a result, US Treasuries became one of the world’s best-performing asset classes on a six-month basis. High yield bonds have also continued to perform well, thanks in large part to ongoing high levels of investor demand. Meanwhile, municipal bonds performed in line with their taxable counterparts on a 12-month basis, but slightly underperformed over the last six months as investors rotated to the relative safety of Treasuries.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of June 30, 2010	6-month	12-month

US equities (S&P 500 Index)	(6.65)%	14.43%

Small cap US equities (Russell 2000 Index)	(1.95)	21.48

International equities (MSCI Europe, Australasia, Far East Index)	(13.23)	5.92

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.16

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	9.36	8.20

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.33	9.50

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.31	9.61

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.45	26.66

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Although conditions are certainly better than they were a couple of years ago, global financial markets continue to face high volatility and questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2010	BlackRock International Index Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2010, the Fund, through its investment in Master International Series (the “Series”) of Quantitative Master Series LLC, underperformed the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index. The MSCI EAFE is a free-float adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

•	Returns for the Fund’s respective share classes differ from the benchmark based on individual share-class expenses.

Describe the market environment.

•

At the beginning of 2010, we expected to see a modest cyclical recovery that was countered by the structural problems facing most of the developed world. For the first four months of the year, the cyclical recovery did dominate, but over the past two months, structural problems (especially those in Europe) began to win out, and risk assets (including global equities) have struggled. Financial markets took a dramatic turn in late April, as investor sentiment became dominated by concerns over the European sovereign debt crisis and some less positive economic data. Volatility levels moved noticeably higher over the past several months, and investors embarked on a renewed “flight to quality,” abandoning risk assets such as stocks in favor of safer alternatives, most notably US Treasury bonds and gold.

•

International equities, as represented by the MSCI EAFE Index, declined 13.23% over the first six months of the year. Within international developed markets, Denmark (+3.8%) was the lone country to experience positive returns over the last six months, with Sweden (–0.2%) and Singapore (–1.3%) also outperforming on a relative basis. Emerging markets also experienced a downturn over the last six months, with the MSCI Emerging Markets Index declining 6.17%. Within emerging markets, the standout performers on a year-to-date basis were Indonesia (+14.7%), Colombia (+14.3%) and Thailand (+11.1%). From a global sector perspective, all sectors experienced declines for the first six months of 2010, but on a relative basis the industrials (–3.7%), consumer discretionary (–4.2%) and consumer staples (–4.5%) sectors were the best performers, while energy (–17.2%), materials (–13.8%) and utilities (–12.8%) were the worst.

Describe recent portfolio activity.

•

During the six-month period, as changes were made to the composition of the MSCI EAFE Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the future direction of international markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts and foreign currency exchange contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

4	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series may invest in a statistically selected sample of the equity securities included in the MSCI EAFE (Cap Weighted) Index and other types of financial instruments.

[3]

This unmanaged capitalization-weighted index is a free-float adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Performance Summary for the Period Ended June 30, 2010

	6-Month Total Returns	Average Annual Total Returns[4]

		1 Year	5 Years	10 Years

Institutional	(14.13)%	4.06%	0.30%	(0.68)%
Investor A	(14.30)	3.74	0.02	(0.95)
MSCI EAFE (Cap Weighted) Index	(13.23)	5.92	0.88	0.16

[4]

Average annual total returns reflect reductions for service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees.

Past performance is not indicative of future results.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s administrator reimbursed a portion of the Fund’s fee. Without such reimbursement, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including redemption fees and exchange fees; and (b) operating expenses including administration fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on January 1, 2010 and held through June 30, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio

Institutional	$1,000	$858.70	$2.44	$1,000	$1,022.17	$2.66	0.53%
Investor A	$1,000	$857.00	$3.68	$1,000	$1,020.83	$4.01	0.80%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests significantly in the Series, the expense table example reflects the expenses of both the Fund and the Series in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Statement of Assets and Liabilities	BlackRock International Index Fund

June 30, 2010 (Unaudited)

Assets

Investment at value — Master International Index Series (the “Series”) (cost — $278,689,500)	$239,755,667
Capital shares sold receivable	7,778,148
Prepaid expenses	12,123

Total assets	247,545,938

Liabilities

Contributions payable to the Series	7,560,273
Capital shares redeemed payable	217,875
Administration fees payable	46,829
Service fees payable	30,148
Other affiliates payable	3,316
Officer’s fees payable	30
Other accrued expenses payable	36,955

Total liabilities	7,895,426

Net Assets	$239,650,512

Net Assets Consist of

Paid-in capital	$300,823,499
Undistributed net investment income	4,664,102
Accumulated net realized loss allocated from the Series	(26,903,256)
Net unrealized appreciation/depreciation allocated from the Series	(38,933,833)

Net Assets	$239,650,512

Net Asset Value

Institutional — Based on net assets of $99,373,387 and 10,550,634 shares outstanding, 125 million shares authorized, $0.0001 par value	$9.42

Investor A — Based on net assets of $140,277,125 and 14,995,112 shares outstanding, 125 million shares authorized, $0.0001 par value	$9.35

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	7

Statement of Operations	BlackRock International Index Fund

Six Months Ended June 30, 2010 (Unaudited)

Investment Income

Net investment income allocated from the Series:
Dividends	$4,932,830
Foreign taxes withheld	(540,269)
Dividends — affiliated	1,221
Expenses	(138,875)

Total income	4,254,907

Expenses

Administration	393,100
Service — Investor A	193,073
Transfer agent — Institutional	20,452
Transfer agent — Investor A	45,596
Printing	27,322
Registration	14,404
Professional	12,636
Officer	58
Miscellaneous	4,286

Total expenses	710,927

Net investment income	3,543,980

Realized and Unrealized Loss Allocated from the Series

Net realized loss from investments, financial futures contracts and foreign currency transactions	(4,897,984)
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and foreign currency transactions	(34,748,892)

Total realized and unrealized loss	(39,646,876)

Net Decrease in Net Assets Resulting from Operations	$(36,102,896)

See Notes to Financial Statements.

8	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Statements of Changes in Net Assets	BlackRock International Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Operations

Net investment income	$3,543,980	$4,934,517
Net realized gain (loss)	(4,897,984)	14,623,210
Net change in unrealized appreciation/depreciation	(34,748,892)	31,049,900

Net increase (decrease) in net assets resulting from operations	(36,102,896)	50,607,627

Dividends to Shareholders From

Net investment income:
Institutional	—	(2,060,309)
Investor A	—	(3,415,709)

Decrease in net assets resulting from dividends to shareholders	—	(5,476,018)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	24,899,314	(21,041,425)

Redemption Fee

Redemption fee	1,579	1,294

Net Assets

Total increase (decrease) in net assets	(11,202,003)	24,091,478
Beginning of period	250,852,515	226,761,037

End of period	$239,650,512	$250,852,515

Undistributed net investment income	$4,664,102	$1,120,122

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	9

Financial Highlights	BlackRock International Index Fund

	Institutional

	Six Months Ended June 30, 2010 (Unaudited)

		Year Ended December 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.97	$8.75	$15.73	$15.14	$12.47	$11.19

Net investment income[1]	0.16	0.23	0.40	0.39	0.32	0.23
Net realized and unrealized gain (loss)[2]	(1.71)	2.25	(7.03)	1.16	2.92	1.24

Net increase (decrease) from investment operations	(1.55)	2.48	(6.63)	1.55	3.24	1.47

Dividends and distributions from:
Net investment income	—	(0.26)	(0.31)	(0.47)	(0.37)	(0.19)
Net realized gain	—	—	(0.04)	(0.49)	(0.20)	—

Total dividends and distributions	—	(0.26)	(0.35)	(0.96)	(0.57)	(0.19)

Net asset value, end of period	$9.42	$10.97	$8.75	$15.73	$15.14	$12.47

Total Investment Return[3]

Based on net asset value	(14.13)%[4]	28.38%	(42.24)%	10.28%	26.09%	13.19%

Ratios to Average Net Assets[5]

Total expenses	0.53%[6]	0.54%	0.54%	0.54%	0.52%	0.56%

Total expenses after fees waived	0.53%[6]	0.54%	0.54%	0.54%	0.47%	0.55%

Net investment income	3.07%[6]	2.43%	3.11%	2.37%	2.31%	1.98%

Supplemental Data

Net assets, end of period (000)	$99,373	$89,889	$90,688	$158,740	$133,267	$90,157

Portfolio turnover of the Series	4%	30%	30%	30%	23%	11%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

10	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Financial Highlights (concluded)	BlackRock International Index Fund

	Investor A

	Six Months Ended June 30, 2010 (Unaudited)

		Year Ended December 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.91	$8.71	$15.65	$15.07	$12.41	$11.15

Net investment income[1]	0.15	0.21	0.36	0.34	0.29	0.21
Net realized and unrealized gain (loss)[2]	(1.71)	2.23	(6.98)	1.16	2.91	1.21

Net increase (decrease) from investment operations	(1.56)	2.44	(6.62)	1.50	3.20	1.42

Dividends and distributions from:
Net investment income	—	(0.24)	(0.28)	(0.43)	(0.34)	(0.16)
Net realized gain	—	—	(0.04)	(0.49)	(0.20)	—

Total dividends and distributions	—	(0.24)	(0.32)	(0.92)	(0.54)	(0.16)

Net asset value, end of period	$9.35	$10.91	$8.71	$15.65	$15.07	$12.41

Total Investment Return[3]

Based on net asset value	(14.30)%[4]	28.00%	(42.41)%	9.98%	25.85%	12.81%

Ratios to Average Net Assets[5]

Total expenses	0.80%[6]	0.79%	0.79%	0.79%	0.78%	0.81%

Total expenses after fees waived	0.80%[6]	0.79%	0.79%	0.79%	0.72%	0.80%

Net investment income	2.84%[6]	2.27%	2.83%	2.11%	2.11%	1.84%

Supplemental Data

Net assets, end of period (000)	$140,277	$160,964	$136,073	$214,422	$197,524	$160,177

Portfolio turnover of the Series	4%	30%	30%	30%	23%	11%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	11

Notes to Financial Statements (Unaudited)	BlackRock International Index Fund

1. Organization and Significant Accounting Policies:

BlackRock International Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all or a portion of its assets in Master International Index Series (the “Series”) of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The percentage of the Series owned by the Fund at June 30, 2010 was 32.3%. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers two classes of shares. Institutional and Investor A Shares are generally sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series, including categorization of fair value measurements, is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Series are accounted for on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

12	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Notes to Financial Statements (continued)	BlackRock International Index Fund

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.24% of the average daily value of the Fund’s net assets. Prior to June 1, 2010, the Fund paid the Administrator a monthly fee at an annual rate of 0.34% of the average daily value of the Fund’s net assets. The Fund does not pay an advisory fee or investment management fee.

The Administrator voluntarily agreed to waive and/or reimburse fees or expenses in order to limit total annual Fund operating expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) to 0.65% for Institutional Shares and 0.90% for Investor A Shares. These voluntary waivers and reimbursements may be reduced or discontinued at any time without notice.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets attributable to Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing services to Investor A shareholders.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Effective July 1, 2010, PNCGIS was sold to The Bank of New York Mellon Corporation and is no longer considered an affiliate of the Administrator. At the close of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended June 30, 2010, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations.

Institutional	$225
Investor A	$1,327

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of December 31, 2009, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires December 31,

2016	$5,386,029
2017	6,596,186

Total	$11,982,215

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	13

Notes to Financial Statements (concluded)	BlackRock International Index Fund

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009

	Shares	Amount	Shares	Amount

Institutional

Shares sold	3,670,395	$36,335,722	3,126,704	$28,967,135
Shares issued to shareholders in reinvestment of dividends	—	—	162,438	1,769,615

Total issued	3,670,395	36,335,722	3,289,142	30,736,750
Shares redeemed	(1,314,295)	(13,968,709)	(5,453,597)	(45,691,682)

Net increase (decrease)	2,356,100	$22,367,013	(2,164,455)	$(14,954,932)

Investor A

Shares sold	1,246,369	$13,069,368	2,365,417	$21,951,884
Shares issued to shareholders in reinvestment of dividends	—	—	310,951	3,361,868

Total issued	1,246,369	13,069,368	2,676,368	25,313,752
Shares redeemed	(1,005,755)	(10,537,067)	(3,543,706)	(31,400,245)

Net increase (decrease)	240,614	$2,532,301	(867,338)	$(6,086,493)

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in-capital.

5. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following items were noted:

The Fund paid a net investment income dividend in the following amounts per share on July 23, 2010 to shareholders of record on July 21, 2010 as follows:

Dividend Per Share

Institutional	$0.064556
Investor A	$0.064577

14	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Portfolio Information	Master International Index Series

As of June 30, 2010

Ten Largest Holdings	Percent of Long-Term Investments

Nestlé SA, Registered Shares	2%
HSBC Holdings Plc	2
Vodafone Group Plc	1
BHP Billiton Ltd.	1
Novartis AG, Registered Shares	1
Roche Holding AG	1
Toyota Motor Corp.	1
Total SA	1
BP Plc	1
Royal Dutch Shell Plc	1

Geographic Allocation	Percent of Long-Term Investments

Japan	23%
United Kingdom	21
France	9
Switzerland	8
Australia	8
Germany	8
Spain	4
Sweden	3
Italy	3
Netherlands	3
Hong Kong	3
Singapore	2
Other[1]	5

[1] Other includes a 1% holding in each of the following countries: Finland, Denmark, Belgium, Israel and Norway.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	15

Schedule of Investments June 30, 2010 (Unaudited)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 7.8%
AGL Energy Ltd.	36,440	$448,184
AMP Ltd.	166,653	723,284
AXA Asia Pacific Holdings Ltd.	83,908	383,876
Alumina Ltd.	197,274	249,665
Amcor Ltd.	99,510	530,348
Aristocrat Leisure Ltd.	34,664	105,642
Arrow Energy Ltd. (a)	34,672	140,336
Asciano Group (a)	237,702	319,208
Australia & New Zealand Banking Group Ltd.	208,100	3,737,768
Australian Stock Exchange Ltd.	13,995	341,398
BGP Holdings Plc (a)	783,183	10
BHP Billiton Ltd.	275,602	8,573,865
Bendigo and Adelaide Bank Ltd.	28,068	191,308
Billabong International Ltd.	16,993	123,405
BlueScope Steel Ltd. (a)	146,506	254,696
Boral Ltd.	47,943	192,043
Brambles Ltd.	114,949	523,487
CFS Retail Property Trust	141,553	223,745
CSL Ltd.	46,112	1,259,018
CSR Ltd.	121,841	170,635
Caltex Australia Ltd.	11,968	93,904
Coca-Cola Amatil Ltd.	45,808	458,668
Cochlear Ltd.	4,588	285,781
Commonwealth Bank of Australia Ltd.	126,022	5,094,762
Computershare Ltd.	36,181	319,974
Crown Ltd.	36,450	236,300
DB RREEF Trust	385,315	247,249
Energy Resources of Australia Ltd.	5,323	58,782
Fairfax Media Ltd.	171,024	186,871
Fortescue Metals Group Ltd. (a)	100,703	341,527
Foster’s Group Ltd.	156,998	743,627
General Property Trust	143,224	334,407
Goodman Fielder Ltd.	116,560	131,405
Goodman Group	498,305	263,559
Harvey Norman Holdings Ltd.	47,603	131,491
Incitec Pivot Ltd.	132,340	299,297
Insurance Australia Group Ltd.	168,879	480,392
Intoll Group	183,728	160,086
Leighton Holdings Ltd.	10,946	263,263
Lend Lease Group	43,397	264,274
MacArthur Coal Ltd.	11,154	111,466
Macquarie Group Ltd.	27,250	837,571
Map Group	53,883	120,761
Metcash Ltd.	61,185	215,049
Mirvac Group	240,043	262,151
National Australia Bank Ltd.	174,283	3,369,633
Newcrest Mining Ltd.	40,143	1,171,235
OZ Mineral Ltd.	250,020	198,013
OneSteel Ltd.	107,501	265,975
Orica Ltd.	29,385	618,127
Origin Energy Ltd.	71,512	892,165
Paladin Resources Ltd. (a)	54,836	163,283

Common Stocks	Shares	Value

Australia (concluded)
QBE Insurance Group Ltd.	84,889	$1,288,113
Qantas Airways Ltd.	88,991	163,134
Rio Tinto Ltd.	35,845	1,971,276
SP AusNet	126,344	81,121
Santos Ltd.	68,292	713,687
Sims Metal Management Ltd.	13,095	186,065
Sonic Healthcare Ltd.	29,853	259,776
Stockland	193,769	601,385
Suncorp-Metway Ltd.	103,451	692,106
Tabcorp Holdings Ltd.	49,044	259,922
Tatts Group Ltd.	102,272	191,761
Telstra Corp. Ltd.	354,286	965,695
Toll Holdings Ltd.	53,675	244,437
Transurban Group	103,581	367,679
Wesfarmers Ltd., Ordinary Shares	82,761	1,978,106
Wesfarmers Ltd., Partially Protected Shares	12,351	296,165
Westfield Group	180,671	1,835,938
Westpac Banking Corp.	244,496	4,309,605
Woodside Petroleum Ltd.	45,015	1,564,692
Woolworths Ltd.	101,932	2,307,232
WorleyParsons Ltd.	15,599	287,002

		57,677,866

Austria — 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	15,415	489,092
IMMOFINANZ Immobilien Anlagen AG	79,517	204,170
Immoeast AG NPV (a)	30,710	—
OMV AG	12,154	364,992
Raiffeisen International Bank Holding AG (a)	4,520	171,674
Telekom Austria AG	26,876	298,856
Verbund — Oesterreichische Elektrizitaetswirtschafts AG	6,175	188,945
Vienna Insurance Group	3,349	139,017
Voestalpine AG	8,818	240,156

		2,096,902

Belgium — 0.9%
Anheuser-Busch InBev NV	59,406	2,856,322
Anheuser-Busch InBev NV VVPR Strip (a)	24,368	89
Belgacom SA	12,337	387,898
Colruyt SA	1,220	286,994
Delhaize Group	8,189	594,241
Dexia NV (a)	44,011	153,579
Fortis	180,870	402,494
Groupe Bruxelles Lambert SA	6,548	454,053
KBC Bancassurance Holding	13,157	504,312
Mobistar SA	2,338	124,223
Nationale A Portefeuille	2,247	95,591
Solvay SA	4,823	411,850
UCB SA	8,119	254,970
Umicore SA	9,158	264,220

		6,790,836

Portfolio Abbreviation

ADR American Depositary Receipts

See Notes to Financial Statements.

16	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Bermuda — 0.1%
Mongolia Energy Co. Ltd. (a)	277,140	$96,418
SeaDrill Ltd.	22,705	409,552
Yue Yuen Industrial Holdings Ltd.	59,285	184,012

		689,982

Cayman Islands — 0.1%
Foxconn International Holdings Ltd. (a)	179,313	116,086
Lifestyle International Holdings Ltd.	52,466	101,513
Sands China Ltd. (a)	161,800	239,137

		456,736

Denmark — 1.0%
A.P. Moller — Maersk A/S, Class A	45	342,244
A.P. Moller — Maersk A/S, Class B	110	866,340
Carlsberg A/S	8,668	660,580
Coloplast A/S, Class B	1,866	185,218
DSV A/S	16,787	241,692
Danske Bank A/S	36,966	711,315
Novo-Nordisk A/S, Class B	35,870	2,898,036
Novozymes A/S, Class B	3,735	398,543
TrygVesta A/S	2,275	119,858
Vestas Wind Systems A/S (a)	17,032	708,806
William Demant Holding (a)	1,985	145,187

		7,277,819

Finland — 1.0%
Elisa Corp.	10,661	184,394
Fortum Oyj	37,127	814,965
Kesko Oyj, Class B	5,511	178,261
Kone Oyj, Class B	12,504	497,852
Metso Oyj	10,339	331,330
Neste Oil Oyj	10,756	156,063
Nokia Oyj	308,437	2,514,016
Nokian Renkaat Oyj	8,578	209,932
OKO Bank	11,663	118,429
Orion Oyj	7,586	141,879
Outokumpu Oyj	10,321	155,079
Rautaruukki Oyj	7,372	107,446
Sampo Oyj	35,153	741,155
Sanoma Oyj	6,877	118,737
Stora Enso Oyj, Class R	47,152	340,709
UPM-Kymmene Oyj	42,226	559,044
Wartsila Oyj	6,344	288,474

		7,457,765

France — 9.1%
AXA SA	141,175	2,156,749
Accor SA (a)	11,870	549,527
Aeroports de Paris	2,495	160,063
Air France-KLM (a)	11,270	133,993
Air Liquide	23,206	2,343,499
Alcatel SA (a)	187,830	478,335
Alstom	17,179	777,821
Atos Origin SA (a)	3,692	148,245
BNP Paribas SA	77,895	4,190,822
BioMerieux	1,006	103,285
Bouygues	18,708	722,158
Bureau Veritas SA	3,936	213,178
CNP Assurances	3,007	204,576
Cap Gemini SA	11,846	520,628
Carrefour SA	49,319	1,956,366
Casino Guichard Perrachon SA	4,470	339,206

Common Stocks	Shares	Value

France (concluded)
Christian Dior SA	5,175	$496,708
Cie de Saint-Gobain SA	31,903	1,188,853
Cie Générale d’Optique Essilor International SA	17,047	1,013,018
Compagnie Générale de Géophysique SA (a)	11,558	205,616
Compagnie Générale des Etablissements Michelin	12,310	857,667
Credit Agricole SA	75,615	784,518
Dassault Systèmes SA	4,756	288,117
EDP Renovaveis SA (a)	19,120	112,605
Eiffage	3,323	144,257
Electricité de France SA	21,594	821,581
Eramet	468	115,673
Eurazeo	2,412	138,366
European Aeronautic Defense and Space Co.	33,122	675,949
Eutelsat Communications	8,009	268,123
Foncière Des Regions	1,951	160,831
France Telecom SA	152,565	2,646,233
GDF Suez	102,235	2,908,653
Gecina SA	1,623	146,618
Groupe Danone	47,859	2,565,736
Groupe Eurotunnel SA	38,326	259,017
Hermes International	4,286	568,179
ICADE	1,913	161,458
Iliad SA	1,458	113,220
Imerys SA	3,106	158,049
Ipsen	2,637	80,286
JCDecaux SA	5,627	131,107
Klepierre	7,292	201,471
L’Oreal SA	19,743	1,933,044
LVMH Moet Hennessy Louis Vuitton SA	20,162	2,194,495
Lafarge SA	16,693	910,233
Lagardere SCA	9,607	299,636
Legrand Promesses	10,662	316,034
M6-Metropole Television SA	5,646	114,168
Natixis	71,265	309,465
Neopost SA	2,501	181,106
PagesJaunes Groupe SA	10,867	112,008
Pernod-Ricard SA	16,382	1,270,675
Peugeot SA	12,342	313,707
Pinault-Printemps-Redoute	6,164	765,713
Publicis Groupe	10,373	413,778
Renault SA	15,615	578,809
Safran SA	13,513	376,950
Sanofi-Aventis	86,641	5,218,165
Schneider Electric SA	19,464	1,965,868
Scor SE	13,345	254,881
Société BIC SA	2,183	155,042
Société Générale SA	51,770	2,130,284
Société Télévision Française 1	9,864	128,518
Sodexho Alliance SA	7,631	423,498
Suez Environnement SA	21,811	359,933
Technip SA	8,006	459,192
Thales SA	7,174	231,607
Total SA	173,574	7,748,155
Unibail — Rodamco	7,568	1,233,452
Vallourec SA	4,425	762,926
Veolia Environnement SA	28,051	659,003
Vinci SA	35,960	1,493,122
Vivendi SA	101,112	2,054,812

		67,578,639

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	17

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Germany — 7.6%
Adidas-Salomon AG	17,002	$823,152
Allianz AG, Registered Shares	37,292	3,690,923
BASF SE	75,455	4,122,897
Bayer AG	67,939	3,796,536
Bayerische Motoren Werke AG	27,425	1,332,215
Bayerische Motoren Werke AG, Preference Shares	4,252	148,760
Beiersdorf AG	8,190	452,335
Celesio AG	6,290	137,157
Commerzbank AG	57,991	404,821
Continental AG	4,014	208,365
DaimlerChrysler AG	74,104	3,748,596
Deutsche Bank AG, Registered Shares	51,020	2,865,760
Deutsche Boerse AG	16,243	986,822
Deutsche Lufthansa AG	18,393	254,275
Deutsche Post AG	70,456	1,027,260
Deutsche Postbank AG	7,057	204,551
Deutsche Telekom AG	233,276	2,753,961
E.ON AG	147,947	3,978,039
Fraport AG	3,203	136,220
Fresenius AG	2,292	151,941
Fresenius AG, Preference Shares	6,530	431,322
Fresenius Medical Care AG	15,859	854,181
GEA Group AG	13,334	265,386
Hannover Rueckversicherung AG, Registered Shares	4,935	211,492
HeidelbergCement AG	11,420	539,718
Henkel KGaA	10,535	431,177
Henkel KGaA, Preference Shares	14,483	707,218
Hochtief AG	3,665	218,821
Infineon Technologies AG (a)	88,113	510,828
K+S AG	11,649	535,347
Linde AG	13,939	1,465,686
MAN SE	8,859	730,355
Merck KGaA	5,239	384,327
Metro AG	10,518	536,646
Muenchener Rueckversicherungs AG, Registered Shares	16,264	2,042,159
Porsche Automobil Holding SE, Preference Shares	7,038	300,894
Puma AG Rudolf Dassler Sport	420	111,628
Qiagen NV (a)	18,812	365,987
RWE AG	34,419	2,252,243
RWE AG, Preference Shares	3,102	186,759
SAP AG	70,522	3,135,925
Salzgitter AG	3,386	201,784
Siemens AG	67,578	6,044,171
Suedzucker AG	5,874	106,128
TUI AG	12,274	107,858
ThyssenKrupp AG	27,156	669,211
United Internet AG	10,588	115,941
Volkswagen AG	2,425	205,728
Volkswagen AG, Preference Shares	14,101	1,237,374
Wacker Chemie AG	1,309	189,613

		56,320,493

Greece — 0.3%
Alpha Bank AE	40,797	199,393
Bank of Cyprus Public Co. Ltd.	46,058	184,455
Coca-Cola Hellenic Bottling Co. SA	14,798	317,138
EFG Eurobank Ergasias SA	27,241	120,971
Hellenic Telecommunications Organization SA (a)	21,160	159,070
National Bank of Greece SA	49,385	531,754
OPAP SA	17,926	223,038

Common Stocks	Shares	Value

Greece (concluded)
Piraeus Bank SA	29,254	$123,473
Public Power Corp. (a)	9,559	137,060

		1,996,352

Hong Kong — 2.4%
ASM Pacific Technology Ltd.	16,504	128,215
BOC Hong Kong Holdings Ltd.	301,400	686,428
Bank of East Asia Ltd.	123,532	445,653
CLP Holdings Ltd.	159,687	1,155,829
Cathay Pacific Airways Ltd.	93,263	184,449
Cheung Kong Holdings Ltd.	114,835	1,333,147
Cheung Kong Infrastructure Holdings Ltd.	37,500	139,417
Esprit Holdings Ltd.	93,187	500,541
Hang Lung Group Ltd.	65,000	350,296
Hang Lung Properties Ltd.	168,000	642,591
Hang Seng Bank Ltd.	62,253	832,342
Henderson Land Development Co., Ltd.	87,491	512,440
The Hong Kong & China Gas Ltd.	350,319	866,253
Hong Kong Exchanges and Clearing Ltd.	83,427	1,301,167
HongKong Electric Holdings Ltd.	112,500	670,083
Hopewell Holdings Ltd.	46,849	132,314
Hutchison Whampoa Ltd.	177,176	1,098,974
Hysan Development Co. Ltd.	55,791	157,714
Kerry Properties Ltd.	58,000	250,615
Li & Fung Ltd.	189,990	850,011
The Link Real Estate Investment Trust	178,414	444,494
MTR Corp.	116,000	395,586
NWS Holdings Ltd.	73,000	131,943
New World Development Ltd.	205,484	333,593
Orient Overseas International Ltd.	18,057	129,078
PCCW Ltd.	321,000	93,643
Shangri-La Asia Ltd.	106,990	197,473
Sino Land Co.	136,421	243,802
Sun Hung Kai Properties Ltd.	116,324	1,590,844
Swire Pacific Ltd., Class A	62,577	710,327
Television Broadcasts Ltd.	24,000	111,291
Wharf Holdings Ltd.	111,870	548,080
Wheelock and Co., Ltd.	76,000	214,253
Wing Hang Bank Ltd.	14,500	141,569
Wynn Macau Ltd. (a)	124,000	202,211

		17,726,666

Ireland — 0.3%
Anglo Irish Bank Corp. Plc (a)	62,641	1
Bank of Ireland (a)	276,647	224,886
CRH Plc	57,903	1,201,097
Elan Corp. Plc (a)	40,603	184,303
James Hardie Industries SE, Chess Depository Interest (a)	34,963	181,050
Kerry Group Plc	11,352	317,061
Ryanair Holdings Plc (a)	29,444	129,184

		2,237,582

Israel — 0.8%
Bank Hapoalim Ltd. (a)	80,458	289,793
Bank Leumi Le-Israel BM	95,850	341,546
Bezeq Israeli Telecommunication Corp. Ltd.	139,036	303,919
Cellcom Israel Ltd.	4,310	107,342
Delek Group Ltd.	304	63,002
Discount Investment Corp.	2,157	34,119
Elbit Systems Ltd.	2,059	104,513
Israel Chemicals Ltd.	35,906	374,057
The Israel Corp. Ltd. (a)	197	122,165

See Notes to Financial Statements.

18	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Israel (concluded)
Israel Discount Bank Ltd. (a)	50,455	$85,316
Makhteshim-Agan Industries Ltd.	18,550	61,901
Nice Systems Ltd. (a)	5,144	130,545
Ormat Industries	5,090	37,657
Partner Communications Co. Ltd.	7,239	111,114
Teva Pharmaceutical Industries Ltd.	76,289	3,985,892
United Mizrahi Bank Ltd. (a)	11,429	83,170

		6,236,051

Italy — 2.7%
A2A SpA	94,579	129,115
Assicurazioni Generali SpA	96,220	1,677,816
Autogrill SpA (a)	9,990	119,445
Autostrade SpA	19,461	344,904
Banca Carige SpA	49,397	96,496
Banca Monte dei Paschi di Siena SpA	180,685	204,445
Banca Popolare di Milano Scarl	32,797	135,019
Banco Popolare SpA	51,827	284,141
Enel SpA	541,027	2,290,802
Eni SpA	213,884	3,926,078
Exor SpA	5,439	91,442
Fiat SpA	62,194	638,834
Finmeccanica SpA	32,777	339,782
Intesa Sanpaolo SpA	636,143	1,675,411
Intesa Sanpaolo SpA, Non-Convertible Savings Shares	76,292	151,957
Luxottica Group SpA	9,379	227,084
Mediaset SpA	57,153	325,009
Mediobanca SpA	38,112	283,894
Mediolanum SpA	18,571	72,548
Parmalat SpA	139,556	324,374
Pirelli & C. SpA	223,531	123,098
Prysmian SpA	14,478	207,790
Saipem SpA	21,532	655,828
Snam Rete Gas SpA	116,299	464,126
Telecom Italia SpA	781,910	863,506
Telecom Italia SpA, Non-Convertible Savings Shares	488,602	446,320
Terna SpA	105,319	379,071
Unicredit SpA	1,267,087	2,802,849
Unione Di Banche Italiane ScpA	49,558	426,703

		19,707,887

Japan — 22.6%
The 77 Bank Ltd.	29,000	155,772
ABC-Mart, Inc.	2,200	86,303
Acom Co., Ltd.	3,370	43,547
Advantest Corp.	12,900	269,581
Aeon Co., Ltd.	48,700	515,311
Aeon Credit Service Co., Ltd.	6,100	54,327
Aeon Mall Co. Ltd.	6,900	136,693
Air Water Inc.	12,000	131,019
Aisin Seiki Co., Ltd.	15,500	417,300
Ajinomoto Co., Inc.	54,000	488,549
Alfresa Holdings Corp.	3,200	154,660
All Nippon Airways Co., Ltd. (a)	68,000	215,548
Amada Co., Ltd.	29,000	190,624
Aozora Bank Ltd.	46,000	59,572
Asahi Breweries Ltd.	31,400	531,949
Asahi Glass Co., Ltd.	82,100	770,905
Asahi Kasei Corp.	102,000	532,884
Asics Corp.	13,000	119,027
Astellas Pharma, Inc.	37,500	1,256,464

Common Stocks	Shares	Value

Japan (continued)
The Bank of Kyoto Ltd.	26,000	$214,041
The Bank of Yokohama Ltd.	99,000	452,872
Benesse Holdings, Inc.	5,600	254,928
Bridgestone Corp.	54,300	858,601
Brother Industries Ltd.	19,100	198,282
Canon, Inc.	93,100	3,469,786
Canon Marketing Japan Inc.	5,700	80,223
Casio Computer Co., Ltd.	20,100	120,725
Central Japan Railway Co.	123	1,015,592
The Chiba Bank Ltd.	62,000	374,301
Chiyoda Corp.	13,000	94,406
Chubu Electric Power Co., Inc.	54,800	1,359,938
Chugai Pharmaceutical Co., Ltd.	18,200	323,954
The Chugoku Bank Ltd.	14,000	164,967
Chugoku Electric Power Co.	24,100	496,376
Chuo Mitsui Trust Holdings, Inc.	81,000	285,643
Citizens Holding Co., Ltd.	19,500	119,124
Coca-Cola West Holdings Co., Ltd.	5,300	87,575
Cosmo Oil Co., Ltd.	50,000	119,390
Credit Saison Co., Ltd.	12,900	135,011
Dai Nippon Printing Co., Ltd.	46,000	530,901
Dai-ichi Life Insurance Co.	668	926,277
Daicel Chemical Industries Ltd.	22,000	148,425
Daido Steel Co., Ltd.	25,000	106,911
Daihatsu Motor Co., Ltd.	16,000	148,917
Daiichi Sankyo Co., Ltd.	56,100	1,002,276
Daikin Industries Ltd.	19,000	579,316
Dainippon Pharma Co., Ltd.	13,400	102,603
Daito Trust Construction Co., Ltd.	6,300	356,761
Daiwa House Industry Co., Ltd.	39,000	350,850
Daiwa Securities Group, Inc.	135,000	569,964
Dena Co. Ltd.	6,500	171,628
Denki Kagaku Kogyo Kabushiki Kaisha	38,000	176,874
Denso Corp.	40,400	1,116,612
Dentsu, Inc.	13,513	356,885
Diamond Lease Co., Ltd.	4,690	158,205
Dowa Mining Co., Ltd.	21,350	102,289
East Japan Railway Co.	28,049	1,867,659
Eisai Co., Ltd.	20,500	680,208
Electric Power Development Co.	9,400	298,154
Elpida Memory, Inc. (a)	14,300	219,698
FamilyMart Co., Ltd.	5,200	171,719
Fanuc Ltd.	15,800	1,784,177
Fast Retailing Co., Ltd.	4,300	650,652
Fuji Electric Holdings Co., Ltd.	48,800	140,512
Fuji Heavy Industries Ltd. (a)	48,000	257,140
Fuji Media Holdings, Inc.	44	63,170
Fuji Photo Film Co., Ltd.	38,400	1,109,740
Fujitsu Ltd.	152,000	950,125
Fukuoka Financial Group, Inc.	62,000	258,083
Furukawa Electric Co., Ltd.	51,000	222,507
GS Yuasa Corp.	30,000	196,313
The Gunma Bank Ltd.	32,000	169,693
The Hachijuni Bank Ltd.	35,000	196,481
Hakuhodo DY Holdings, Inc.	2,070	103,706
Hankyu Hanshin Holdings, Inc.	93,000	410,400
Hino Motors Ltd.	23,000	113,403
Hirose Electric Co., Ltd.	2,600	238,117
The Hiroshima Bank Ltd.	41,000	163,871
Hisamitsu Pharmaceutical Co., Ltd.	5,300	210,228
Hitachi Chemical Co., Ltd.	8,500	157,914
Hitachi Construction Machinery Co., Ltd.	7,800	143,608

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	19

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Hitachi High-Technologies Corp.	5,900	$108,388
Hitachi Ltd. (a)	374,000	1,358,483
Hitachi Metals Ltd.	14,000	141,736
Hokkaido Electric Power Co., Inc.	14,800	318,820
Hokuhoku Financial Group, Inc.	104,100	191,232
Hokuriku Electric Power	14,300	313,591
Honda Motor Co., Ltd.	135,700	3,985,895
Hoya Corp.	36,400	774,507
IHI Corp.	106,000	168,680
Ibiden Co., Ltd.	10,400	280,161
Idemitsu Kosan Co., Ltd.	1,800	135,529
Inpex Corp.	68	377,163
Isetan Mitsukoshi Holdings Ltd.	30,205	294,456
Isuzu Motors Ltd.	96,000	288,480
Ito En, Ltd.	4,300	65,771
Itochu Corp.	125,300	979,528
Itochu Techno-Science Corp.	2,600	95,012
The Iyo Bank Ltd.	20,000	185,989
J Front Retailing Co. Ltd.	38,600	185,773
JFE Holdings, Inc.	38,200	1,181,793
JGC Corp.	17,000	257,962
JS Group Corp.	20,300	387,483
JSR Corp.	14,400	241,888
JTEKT Corp.	15,900	147,046
JX Holdings, Inc. (a)	187,160	925,057
Jafco Co., Ltd.	2,500	55,303
Japan Petroleum Explora	2,400	97,917
Japan Prime Realty Investment Corp.	58	122,176
Japan Real Estate Investment Corp.	40	325,824
Japan Retail Fund Investment Corp.	133	161,984
The Japan Steel Works, Ltd.	25,000	219,748
Japan Tobacco, Inc.	374	1,163,550
The Joyo Bank Ltd.	53,000	210,138
Jupiter Telecommunications Co., Ltd.	196	187,651
KDDI Corp.	243	1,158,305
Kajima Corp.	69,800	158,244
Kamigumi Co., Ltd.	21,000	161,138
Kaneka Corp.	25,000	145,031
The Kansai Electric Power Co., Inc.	62,600	1,526,703
Kansai Paint Co., Ltd.	18,000	154,510
Kao Corp.	44,000	1,035,269
Kawasaki Heavy Industries Ltd.	115,000	278,828
Kawasaki Kisen Kaisha Ltd. (a)	55,000	223,648
Keihin Electric Express Railway Co., Ltd.	38,000	335,843
Keio Electric Railway Co., Ltd.	47,000	303,452
Keisei Electric Railway Co., Ltd.	24,000	134,183
Keyence Corp.	3,420	790,849
Kikkoman Corp.	14,000	146,167
Kinden Corp.	12,000	102,185
Kintetsu Corp.	132,000	402,783
Kirin Holdings Co., Ltd.	68,000	856,092
Kobe Steel Ltd.	202,000	384,779
Koito Manufacturing Co., Ltd.	8,000	117,807
Komatsu Ltd.	78,500	1,413,481
Konami Corp.	7,400	114,128
Konica Minolta Holdings, Inc.	39,000	375,191
Kubota Corp.	94,000	721,009
Kuraray Co., Ltd.	28,000	328,484
Kurita Water Industries Ltd.	9,100	248,666
Kyocera Corp.	13,500	1,092,911
Kyowa Hakko Kirin Co. Ltd.	21,000	199,159

Common Stocks	Shares	Value

Japan (continued)
Kyushu Electric Power Co., Inc.	30,800	$690,772
Lawson, Inc.	4,900	214,315
Mabuchi Motor Co., Ltd.	2,300	105,015
Makita Corp.	9,000	240,840
Marubeni Corp.	134,000	686,938
Marui Group Co. Ltd.	18,800	126,636
Maruichi Steel Tube Ltd.	3,700	70,773
Matsui Securities Co., Ltd.	9,400	57,395
Mazda Motor Corp.	122,400	286,030
McDonald’s Holdings Co. Japan Ltd.	5,500	123,156
Medipal Holdings Corp.	12,200	144,902
Meiji Holdings Co LTD	5,493	224,735
Minebea Co., Ltd.	28,000	155,110
Mitsubishi Chemical Holdings Corp.	98,000	447,315
Mitsubishi Corp.	111,600	2,308,830
Mitsubishi Electric Corp.	160,000	1,248,787
Mitsubishi Estate Co., Ltd.	98,000	1,364,324
Mitsubishi Gas Chemical Co., Inc.	32,000	155,161
Mitsubishi Heavy Industries Ltd.	247,200	852,776
Mitsubishi Logistics Corp.	9,000	100,300
Mitsubishi Materials Corp. (a)	90,000	239,222
Mitsubishi Motors Corp. (a)	315,000	398,468
Mitsubishi Tanabe Pharma Corp.	18,000	274,250
Mitsubishi UFJ Financial Group, Inc.	1,045,974	4,749,462
Mitsui & Co., Ltd.	143,300	1,671,707
Mitsui Chemicals, Inc.	71,000	198,426
Mitsui Engineering & Shipbuilding Co., Ltd.	59,000	119,168
Mitsui Fudosan Co., Ltd.	70,000	974,293
Mitsui Mining & Smelting Co., Ltd.	47,000	124,035
Mitsui OSK Lines Ltd.	93,000	614,885
Mitsui Sumitomo Insurance Group Holdings, Inc.	44,970	962,508
Mitsumi Electric Co., Ltd.	6,800	115,357
Mizuho Financial Group, Inc.	1,139,040	1,868,949
Murata Manufacturing Co., Ltd.	16,500	786,853
NEC Corp.	212,000	550,324
NGK Insulators Ltd.	21,000	327,076
NGK Spark Plug Co., Ltd.	13,000	161,392
NHK Spring Co., Ltd.	12,000	109,764
NKSJ Holdings, Inc. (a)	115,100	688,660
NOK Corp.	8,400	133,391
NSK Ltd.	35,000	243,080
NTN Corp.	41,000	167,841
NTT Data Corp.	102	376,502
NTT DoCoMo, Inc.	1,267	1,918,605
NTT Urban Development Co.	89	70,705
Namco Bandai Holdings, Inc.	15,200	133,658
Nidec Corp.	9,100	761,826
Nikon Corp.	26,000	448,079
Nintendo Co., Ltd.	8,200	2,407,596
Nippon Building Fund, Inc.	42	333,250
Nippon Electric Glass Co.	28,500	326,454
Nippon Express Co., Ltd.	69,000	310,919
Nippon Meat Packers, Inc.	15,000	185,156
Nippon Paper Group, Inc.	7,894	218,500
Nippon Sanso Corp.	22,000	174,702
Nippon Sheet Glass Co., Ltd.	53,000	129,660
Nippon Steel Corp.	422,000	1,394,896
Nippon Telegraph & Telephone Corp.	42,876	1,746,592
Nippon Yusen Kabushiki Kaisha	124,000	451,890
The Nishi-Nippon City Bank Ltd.	56,000	160,378
Nissan Chemical Industries Ltd.	11,000	122,925
Nissan Motor Co., Ltd. (a)	205,600	1,432,719

See Notes to Financial Statements.

20	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Nissha Printing Co. Ltd.	2,300	$61,451
Nisshin Seifun Group, Inc.	15,500	175,015
Nisshin Steel Co., Ltd.	62,000	98,579
Nisshinbo Industries, Inc.	12,000	115,026
Nissin Foods Holdings Co., Ltd.	5,400	198,223
Nitori Co., Ltd.	3,000	258,597
Nitto Denko Corp.	13,410	439,893
Nomura Holdings, Inc.	291,700	1,593,698
Nomura Real Estate Holdings, Inc.	8,300	103,876
Nomura Real Estate Office Fund, Inc.	24	119,480
Nomura Research Institute Ltd.	8,100	171,960
OJI Paper Co., Ltd.	69,000	338,303
ORIX Corp.	8,490	615,056
Obayashi Corp.	53,000	210,118
Obic Co., Ltd.	600	115,816
Odakyu Electric Railway Co., Ltd.	51,000	437,797
Olympus Corp.	17,600	416,926
Omron Corp.	16,500	359,690
Ono Pharmaceutical Co., Ltd.	6,800	276,423
Oracle Corp. Japan	3,200	157,249
Oriental Land Co., Ltd.	4,100	342,648
Osaka Gas Co., Ltd.	158,000	569,900
Otsuka Shokai Co., Ltd.	1,300	82,851
Panasonic Corp.	161,500	2,016,627
Panasonic Electric Works Ltd.	30,873	303,463
Rakuten, Inc.	586	423,405
Resona Holdings, Inc.	49,256	601,120
Ricoh Co., Ltd.	55,000	701,334
Rinnai Corp.	3,000	153,989
Rohm Co., Ltd.	7,900	474,388
SBI Holdings, Inc.	1,367	169,823
SMC Corp.	4,400	588,596
Sankyo Co., Ltd. (Gunma)	4,500	203,407
Santen Pharmaceutical Co., Ltd.	5,900	210,922
Sanyo Electric Co., Ltd. (a)	148,000	190,424
Sapporo Hokuyo Holdings, Inc.	28,289	124,781
Sapporo Holdings Ltd.	23,000	98,870
Secom Co., Ltd.	17,100	759,344
Sega Sammy Holdings, Inc.	16,232	233,167
Seiko Epson Corp.	10,600	136,997
Sekisui Chemical Co., Ltd.	35,000	218,324
Sekisui House Ltd.	47,000	401,968
Senshu Ikeda Holdings, Inc.	49,470	72,038
Seven & I Holdings Co., Ltd.	63,700	1,459,449
Seven Bank Ltd.	56	101,640
Sharp Corp.	83,000	875,537
Shikoku Electric Power Co., Inc.	14,500	414,697
Shimadzu Corp.	20,000	150,756
Shimamura Co., Ltd.	1,900	171,793
Shimano, Inc.	5,300	227,405
Shimizu Corp.	48,000	164,046
Shin-Etsu Chemical Co., Ltd.	33,900	1,576,187
Shinko Electric Industries	6,200	80,571
Shinko Securities Co., Ltd.	48,300	107,686
Shinsei Bank Ltd.	81,000	68,476
Shionogi & Co., Ltd.	24,200	501,708
Shiseido Co., Ltd.	28,300	623,769
The Shizuoka Bank Ltd.	49,000	427,038
Showa Denko KK	116,000	209,503
Showa Shell Sekiyu KK	15,100	104,115
Softbank Corp.	66,900	1,774,406

Common Stocks	Shares	Value

Japan (continued)
Sojitz Corp.	102,000	$159,409
Sony Corp.	82,600	2,203,191
Sony Financial Holdings, Inc.	71	236,839
Square Enix Holdings Co., Ltd.	5,300	97,625
Stanley Electric Co., Ltd.	11,900	197,068
Sumco Corp. (a)	9,400	155,796
Sumitomo Chemical Co., Ltd.	128,000	495,383
Sumitomo Corp.	93,800	936,781
Sumitomo Electric Industries Ltd.	61,200	713,221
Sumitomo Heavy Industries Ltd.	44,000	258,172
Sumitomo Metal Industries Ltd.	273,000	617,264
Sumitomo Metal Mining Co., Ltd.	44,000	548,902
Sumitomo Mitsui Financial Group, Inc.	110,550	3,128,826
Sumitomo Realty & Development Co., Ltd.	29,000	492,766
Sumitomo Rubber Industries, Ltd.	14,400	127,007
The Sumitomo Trust & Banking Co., Ltd.	116,000	590,575
Suruga Bank Ltd.	17,000	154,290
Suzuken Co., Ltd.	5,200	174,058
Suzuki Motor Corp.	26,500	520,073
Sysmex Corp.	2,800	159,023
T&D Holdings, Inc.	22,100	472,551
TDK Corp.	10,000	547,222
THK Co., Ltd.	9,700	200,683
Taiheiyo Cement Corp. (a)	75,000	94,703
Taisei Corp.	83,000	166,002
Taisho Pharmaceutical Co., Ltd.	11,000	216,997
Takashimaya Co., Ltd.	22,000	175,367
Takeda Pharmaceutical Co., Ltd.	61,800	2,654,474
Teijin Ltd.	77,000	228,610
Terumo Corp.	13,700	656,088
Tobu Railway Co., Ltd.	66,000	355,490
Toho Co., Ltd.	8,600	142,576
Toho Gas Co., Ltd.	35,000	186,695
Tohoku Electric Power Co., Inc.	34,700	744,956
Tokio Marine Holdings, Inc.	59,800	1,572,133
Tokuyama Corp.	25,000	110,038
The Tokyo Electric Power Co., Inc.	100,200	2,725,785
Tokyo Electron Ltd.	14,300	770,301
Tokyo Gas Co., Ltd.	209,000	954,115
Tokyo Steel Manufacturing Co., Ltd.	9,200	106,355
Tokyo Tatemono Co., Ltd.	32,000	98,615
Tokyu Corp.	92,000	374,458
Tokyu Land Corp.	38,000	132,835
TonenGeneral Sekiyu KK	23,000	199,001
Toppan Printing Co., Ltd.	45,000	355,841
Toray Industries, Inc.	116,700	559,352
Toshiba Corp. (a)	333,000	1,649,540
Tosoh Corp.	45,000	116,490
Toto Ltd.	24,000	159,420
Toyo Seikan Kaisha Ltd.	12,200	178,025
Toyo Suisan Kaisha, Ltd.	8,000	190,941
Toyoda Gosei Co., Ltd.	5,700	141,363
Toyota Boshoku Corp.	5,100	74,464
Toyota Industries Corp.	14,500	367,953
Toyota Motor Corp.	226,500	7,782,235
Toyota Tsusho Corp.	17,100	243,737
Trend Micro, Inc.	7,900	213,495
Tsumura & Co.	5,000	153,091
UNY Co., Ltd.	16,100	122,339
USS Co., Ltd.	1,940	138,583
Ube Industries Ltd.	79,000	186,791
Uni-Charm Corp.	3,400	383,405

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	21

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
Ushio, Inc.	8,700	$134,029
West Japan Railway Co.	138	504,648
Yahoo! Japan Corp.	1,176	468,724
Yakult Honsha Co., Ltd.	8,000	217,623
Yamada Denki Co., Ltd.	6,670	435,816
Yamaguchi Financial Group, Inc.	17,000	162,470
Yamaha Corp.	13,300	135,807
Yamaha Motor Co., Ltd. (a)	20,800	274,980
Yamato Kogyo Co. Ltd.	3,800	94,717
Yamato Transport Co., Ltd.	32,300	427,507
Yamazaki Baking Co., Ltd.	10,000	134,862
Yaskawa Electric Corp.	19,000	140,948
The Yasuda Trust & Banking Co., Ltd. (a)	136,000	116,949
Yokogawa Electric Corp.	17,700	109,561

		167,678,903

Kazakhstan — 0.0%
Eurasian Natural Resources Corp.	20,964	266,764

Luxembourg — 0.4%
ArcelorMittal	70,598	1,893,569
SES Global	24,336	506,105
Tenaris SA	38,378	661,937

		3,061,611

Netherlands — 2.6%
ASML Holding NV	35,884	987,525
Aegon NV (a)	126,902	674,083
Akzo Nobel NV	19,290	1,002,599
Corio NV	4,679	227,217
Delta Lloyd NV	6,510	109,714
Fugro NV	5,592	258,337
Heineken Holding NV	8,948	326,891
Heineken NV	20,454	866,991
ING Groep NV CVA (a)	314,834	2,329,939
Koninklijke Ahold NV	98,855	1,222,828
Koninklijke Boskalis Westminster NV	5,548	215,563
Koninklijke DSM NV	12,579	500,041
Koninklijke KPN NV	134,438	1,713,620
Koninklijke Philips Electronics NV	79,926	2,386,761
Koninklijke Vopak NV	5,668	207,708
Randstad Holdings NV	8,980	352,872
Reed Elsevier NV	55,984	619,757
SBM Offshore NV	13,278	189,958
STMicroelectronics NV	51,718	410,769
TNT NV	30,204	760,753
Unilever NV	133,837	3,654,991
Wolters Kluwer NV	23,838	457,142

		19,476,059

New Zealand — 0.1%
Auckland International Airport Ltd.	81,425	104,099
Contact Energy Ltd.	26,924	104,732
Fletcher Building Ltd.	48,182	257,840
Sky City Ltd.	51,491	100,323
Telecom Corp. of New Zealand Ltd.	156,365	201,363

		768,357

Norway — 0.6%
Aker Solutions ASA	13,242	151,406
DnB NOR ASA	79,785	767,388
Norsk Hydro ASA	55,513	250,688
Orkla ASA	62,744	401,257

Common Stocks	Shares	Value

Norway (concluded)
Renewable Energy Corp. ASA (a)	39,887	$94,313
Statoil ASA	91,994	1,772,248
Telenor ASA	63,310	797,536
Telenor ASA — ADR	1,431	53,849
Yara International ASA	15,383	432,409

		4,721,094

Portugal — 0.2%
Banco Comercial Portugues SA, Registered Shares	228,344	171,463
Banco Espirito Santo SA, Registered Shares	44,077	173,919
Brisa-Auto Estradas de Portugal SA, Private Shares	15,277	92,457
Cimpor Cimentos de Portugal SA	16,593	93,239
Energias de Portugal SA	141,304	420,527
Galp Energia SGPS SA	18,556	277,173
Jeronimo Martins SGPS SA	18,779	172,058
Portugal Telecom SGPS SA, Registered Shares	47,138	471,143

		1,871,979

Singapore — 1.6%
Ascendas Real Estate Investment Trust	126,962	163,962
CapitaLand Ltd.	206,749	527,198
CapitaMall Trust	179,700	234,279
CapitaMalls Asia Ltd.	110,000	164,464
City Developments Ltd.	44,535	350,556
ComfortDelgro Corp. Ltd.	153,816	159,519
Cosco Corp. Ltd.	79,002	83,105
DBS Group Holdings Ltd.	141,407	1,372,339
Fraser and Neave Ltd.	79,096	289,233
Genting Singapore Plc (a)	491,227	406,298
Golden Agri-Resources Ltd.	540,251	202,535
Jardine Cycle & Carriage Ltd.	8,721	185,587
K-Green Trust (a)	20,723	15,550
Keppel Corp. Ltd.	103,616	625,588
Keppel Land Ltd.	59,000	162,808
Neptune Orient Lines Ltd.	73,350	103,603
Noble Group Ltd.	241,839	292,308
Olam International Ltd.	102,900	188,869
Oversea-Chinese Banking Corp.	201,914	1,271,476
Sembcorp Industries Ltd.	78,590	227,271
Sembcorp Marine Ltd.	69,197	189,096
Singapore Airlines Ltd.	43,009	445,966
Singapore Exchange Ltd.	69,000	361,852
Singapore Press Holdings Ltd.	112,316	302,335
Singapore Technologies Engineering Ltd.	135,213	316,093
Singapore Telecommunications Ltd.	659,132	1,424,987
StarHub Ltd.	52,157	83,856
UOL Group Ltd.	41,457	111,659
United Overseas Bank Ltd.	99,572	1,385,233
Wilmar International Ltd.	103,670	424,171
Yangzijiang Shipbuilding Holdings Ltd.	126,183	120,355

		12,192,151

Spain — 3.4%
ACS Actividades de Construccion y Servicios SA	11,465	421,330
Abertis Infraestructuras SA	24,957	358,729
Acciona SA	2,167	164,921
Acerinox SA	7,858	122,108
Banco Bilbao Vizcaya Argentaria SA	293,119	3,019,991
Banco de Sabadell SA	78,231	354,256
Banco de Valencia SA	16,846	74,986
Banco Popular Espanol SA	70,609	357,877
Banco Santander SA	675,975	7,088,416
Bankinter SA	24,950	152,010
Corp. Mapfre SA	60,921	165,659

See Notes to Financial Statements.

22	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Spain (concluded)
Criteria Caixacorp. SA	67,746	$277,043
Enagas	14,444	217,574
Ferrovial SA	35,567	230,044
Fomento de Construcciones y Contratas SA	3,049	65,271
Gamesa Corp. Tecnologica SA (a)	16,197	139,084
Gas Natural SDG SA	18,479	267,042
Gestevision Telecinco SA	7,629	67,798
Grifols SA	11,816	120,777
Iberdrola Renovables	69,262	217,367
Iberdrola SA	324,167	1,822,004
Iberia Lineas Aereas de Espana	42,454	119,848
Inditex SA	18,140	1,034,370
Indra Sistemas SA	7,647	122,263
Mapfre SA (a)	1,777	4,881
Red Electrica de Espana	8,746	313,151
Repsol YPF SA	60,680	1,224,530
Telefonica SA	337,361	6,249,522
Zardoya Otis SA	11,277	144,878

		24,917,730

Sweden — 2.8%
Alfa Laval AB	27,457	356,566
Assa Abloy AB, Series B	25,366	507,014
Atlas Copco AB, Class A	54,621	798,596
Atlas Copco AB, Class B	31,722	418,777
Boliden AB	21,891	241,953
Electrolux AB	19,427	444,117
Getinge AB, Class B	16,221	313,924
Hennes & Mauritz AB, B Shares	84,043	2,309,701
Holmen AB, Class B	4,661	110,651
Husqvarna AB	33,227	199,808
Investor AB	37,047	599,282
Kinnevik Investment AB	17,606	281,874
Millicom International Cellular SA — ADR	6,165	500,237
Modern Times Group AB	4,005	219,247
Nordea Bank AB	265,984	2,193,348
SKB AB	31,677	568,513
SSAB AB, Series A	14,628	196,396
SSAB AB, Series B	6,561	78,754
Ratos AB	8,157	204,363
Sandvik AB	82,150	1,002,061
Scania AB	25,915	395,562
Securitas AB	25,233	228,724
Skandinaviska Enskilda Banken AB, Class A	115,413	611,519
Skanska AB, Class B	32,491	470,067
Svenska Cellulosa AB	46,497	546,867
Svenska Handelsbanken, Class A	39,933	976,916
Swedbank AB, A Shares	57,595	528,531
Swedish Match AB	19,381	423,520
Tele2 AB	25,290	377,846
Telefonaktiebolaget LM Ericsson	247,507	2,745,403
TeliaSonera AB	186,401	1,197,748
Volvo AB, B Shares	90,501	1,000,833

		21,048,718

Switzerland — 7.8%
ABB Ltd.	181,362	3,157,622
Actelion Ltd. (a)	8,266	309,494
Adecco SA, Registered Shares	9,975	475,876
Aryzta AG	6,515	250,662
Baloise Holding AG	4,033	280,721
Compagnie Financière Richemont SA	43,111	1,505,103

Common Stocks	Shares	Value

Switzerland (concluded)
Crédit Suisse Group AG	92,465	$3,476,429
GAM Holdings Ltd.	16,634	179,756
Geberit AG	3,159	491,526
Givaudan SA	621	527,436
Holcim Ltd.	20,307	1,359,388
Julius Baer Group Ltd.	16,782	478,498
Kuehne & Nagel International AG	4,391	452,004
Lindt & Spruengli AG	72	156,222
Lindt & Spruengli AG ‘R’	9	220,551
Logitech International SA (a)	15,054	203,777
Lonza Group AG, Registered Shares	3,676	244,746
Nestlé SA, Registered Shares	284,724	13,729,059
Nobel Biocare Holding AG	9,935	171,025
Novartis AG, Registered Shares	173,289	8,398,127
Pargesa Holding SA	2,175	142,624
Roche Holding AG	57,698	7,941,652
SGS SA	445	600,595
Schindler Holding AG	3,942	332,257
Schindler Holding AG, Registered Shares	1,890	157,750
Sika AG	165	292,488
Sonova Holding AG	3,719	456,387
Straumann Holding AG, Registered Shares	656	141,875
The Swatch Group Ltd., Bearer Shares	2,504	706,191
The Swatch Group Ltd., Registered Shares	3,649	186,476
Swiss Life Holding	2,475	236,543
Swiss Reinsurance Co., Registered Shares	29,217	1,200,475
Swisscom AG	1,894	642,103
Syngenta AG	7,803	1,802,618
Synthes, Inc.	4,818	553,975
UBS AG	298,975	3,960,766
Zurich Financial Services AG	12,141	2,676,042

		58,098,839

United Kingdom — 20.4%
3i Group Plc	79,229	312,488
ARM Holdings Plc	107,367	444,379
Admiral Group Plc	16,316	341,694
Aggreko Plc	21,214	445,341
Amec Plc	27,184	333,040
Anglo American Plc (a)	108,154	3,768,642
Antofagasta Plc	32,079	373,227
Associated British Foods Plc	29,005	420,041
AstraZeneca Plc	119,298	5,624,399
Autonomy Corp PLC (a)	17,661	481,410
Aviva Plc	229,956	1,068,648
BAE Systems Plc	292,544	1,361,562
BG Group Plc	277,302	4,124,264
BHP Billiton Plc	181,287	4,700,503
BP Plc (a)	1,541,463	7,379,232
BT Group Plc	643,847	1,242,814
Balfour Beatty Plc	55,595	197,733
Barclays Plc	931,125	3,716,586
British Airways Plc (a)	48,900	142,068
British American Tobacco Plc	164,009	5,204,953
British Land Co. Plc	70,762	457,082
British Sky Broadcasting Plc	93,044	971,544
Bunzl Plc	26,664	267,007
Burberry Group Plc	35,400	399,793
Cable & Wireless Worldwide	209,855	271,529
Cairn Energy Plc (a)	114,438	703,039
Capita Group Plc	50,872	560,468
Capital Shopping Centers Group Plc	38,691	178,747
Carnival Plc	13,602	440,587

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	23

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (continued)
Centrica Plc	423,524	$1,869,018
Cobham Plc	93,617	296,572
Compass Group Plc	155,104	1,179,950
Diageo Plc	205,863	3,233,674
Experian Group Ltd.	83,714	728,002
Firstgroup Plc	39,467	214,233
Fresnillo Plc	14,480	210,218
GlaxoSmithKline Plc	426,363	7,240,005
Group 4 Securicor Plc	115,171	456,624
HSBC Holdings Plc	1,430,625	13,069,751
Hammerson Plc	57,667	293,970
Home Retail Group	71,142	225,911
ICAP Plc	45,159	270,670
ITV Plc (a)	296,490	221,569
Imperial Tobacco Group Plc	83,792	2,341,203
Inmarsat Plc	35,578	377,235
Intercontinental Hotels Group Plc	21,038	331,561
International Power Plc	123,803	553,025
Invensys Plc	65,422	234,208
Investec Plc	38,219	257,177
J Sainsbury Plc	98,375	469,373
Johnson Matthey Plc	17,537	389,619
Kazakhmys Plc	17,543	257,513
Kingfisher Plc	192,285	602,344
Land Securities Group Plc	61,829	511,682
Legal & General Group Plc	477,395	556,423
Lloyds TSB Group Plc (a)	3,312,735	2,615,293
London Stock Exchange Group Plc	12,623	105,389
Lonmin Plc (a)	12,630	263,720
Man Group Plc	139,632	462,867
Marks & Spencer Group Plc	128,763	634,339
National Grid Plc	285,204	2,082,263
Next Plc	15,353	457,742
Old Mutual Plc	442,077	676,840
Pearson Plc	66,269	871,554
Petrofac Ltd.	21,216	373,252
Prudential Plc	209,151	1,577,542
Rangold Resources Ltd.	7,343	698,085
Reckitt Benckiser Plc	50,406	2,344,600
Reed Elsevier Plc	99,174	735,354
Resolution Ltd.	195,142	184,558
Rexam Plc	71,587	322,038
Rio Tinto Plc, Registered Shares	118,982	5,225,016
Rolls-Royce Group Plc	153,956	1,285,037
Royal & Sun Alliance Insurance Group	278,885	494,742
Royal Bank of Scotland Group Plc (a)	1,383,236	842,418
Royal Dutch Shell Plc	291,190	7,348,481
Royal Dutch Shell Plc, Class B	221,427	5,352,041
SABMiller Plc	78,065	2,188,980
Sage Group Plc	106,838	367,586
Schroders Plc	9,304	167,452
Scottish & Southern Energy Plc	76,711	1,277,543
Sego Plc	59,362	223,820
Serco Group Plc	40,080	350,018
Severn Trent Plc	19,368	355,468
Shire Ltd.	45,786	939,264
Smith & Nephew Plc	72,324	683,284
Smiths Group Plc	31,869	507,380
Standard Chartered Plc	166,384	4,051,515
Standard Life Plc	182,615	471,914

Common Stocks	Shares	Value

United Kingdom (concluded)
TUI Travel Plc	47,505	$147,797
Tesco Plc	656,053	3,701,062
Thomas Cook Group Plc	68,661	181,737
Tomkins Plc	71,514	240,193
Tullow Oil Plc	72,385	1,076,748
Unilever Plc	105,699	2,825,545
United Utilities Group Plc	55,598	435,075
Vedanta Resources Plc	9,950	312,623
Vodafone Group Plc	4,321,070	8,903,520
Whitbread Plc	14,314	298,919
William Morrison Supermarkets Plc	172,764	682,683
Wolseley Plc (a)	23,222	460,954
WPP Plc	102,066	961,510
Xstrata Plc	169,099	2,214,291

		151,304,402

Total Common Stocks — 96.9%		719,658,183

Rights

France — 0.0%
Foncière Des Regions (Expires 7/13/10)	1,775	8,074

Norway — 0.0%
Norsk Hydro ASA (Expires 7/09/10)	16,895	8,723

Spain — 0.0%
Zardoya Otis SA (Expires 6/30/10)	11,277	7,185

Total Rights — 0.0%		23,982

Warrants (b)

Hong Kong — 0.0%
Henderson Land Development Co., Ltd. (Expires 6/01/11)	13,757	2,332

Total Warrants — 0.0%		2,332

Total Long-Term Investments (Cost — $816,151,101) — 96.9%		719,684,497

See Notes to Financial Statements.

24	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.20% (c)(d)	3,354,915	$3,354,915

Total Short-Term Securities (Cost — $3,354,915) — 0.4%		3,354,915

Total Investments (Cost — $819,506,016*) — 97.3%		723,039,412
Other Assets Less Liabilities — 2.7%		19,823,217

Net Assets — 100.0%		$742,862,629

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$851,961,122

Gross unrealized appreciation	$38,324,642
Gross unrealized depreciation	(167,246,352)

Net unrealized depreciation	$(128,921,710)

(a)	Non-income producing security.

(b)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Net Activity	Shares Held at June 30, 2010	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	6,620,218	(3,265,303)	3,354,915	$3,682

(d)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of June 30,2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation

98	DJ Euro Stoxx 50	Eurex	September 2010	$3,190,813	$(113,333)

49	Emini MSCI	Chicago	September 2010	$3,224,319	(2,079)

30	FTSE 100 Index Futures	LIFFE	September 2010	$2,310,055	(122,471)

9	SPI 200 Index Futures	Sydney	September 2010	$849,618	(42,421)

21	TOPIX Index Futures	Tokyo	September 2010	$2,044,048	(52,474)

Total					$(332,778)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Australia	—	$57,677,856	$10	$57,677,866
Austria	—	2,096,902	—	2,096,902
Belgium	—	6,790,836	—	6,790,836
Bermuda	—	689,982	—	689,982
Cayman Islands	—	456,736	—	456,736
Denmark	—	7,277,819	—	7,277,819
Finland	—	7,457,765	—	7,457,765
France	—	67,578,639	—	67,578,639
Germany	$836,662	55,483,831	—	56,320,493
Greece	—	1,996,352	—	1,996,352
Hong Kong	3,564,112	14,162,554	—	17,726,666
Ireland	317,061	1,920,521	—	2,237,582
Israel	—	6,236,051	—	6,236,051
Italy	—	19,707,887	—	19,707,887
Japan	6,525,889	161,153,014	—	167,678,903
Kazakhstan	—	266,764	—	266,764
Luxembourg	—	3,061,611	—	3,061,611
Netherlands	—	19,476,059	—	19,476,059
New Zealand	—	768,357	—	768,357
Norway	53,849	4,667,245	—	4,721,094
Portugal	—	1,871,979	—	1,871,979
Singapore	15,550	12,176,601	—	12,192,151
Spain	4,881	24,912,849	—	24,917,730
Sweden	—	21,048,718	—	21,048,718
Switzerland	—	58,098,839	—	58,098,839
United Kingdom	184,558	151,119,844	—	151,304,402
Rights:
France	—	8,074	—	8,074
Norway	—	8,723	—	8,723
Spain	7,185	—	—	7,185
Warrants:
Hong Kong	2,332	—	—	2,332
Short-Term Securities	3,354,915	—	—	3,354,915

Total	$14,866,994	$708,172,408	$10	$723,039,412

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	25

Schedule of Investments (concluded)	Master International Index Series

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Series’ derivatives:

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Equity contracts	$(332,778)	—	—	$(332,778)

[1]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Common Stocks

Assets:
Balance, as of December 31, 2009	$15
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	(5)
Purchases	—
Sales	—
Transfers in3	—
Transfers out[3]	—

Balance, as of June 30, 2010	$10

[2]

Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations. The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $(5).

[3]	The Series’ policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

26	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Statement of Assets and Liabilities	Master International Index Series

June 30, 2010 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $816,151,101)	$719,684,497
Investments at value — affiliated (cost — $3,354,915)	3,354,915
Cash	301,482
Foreign currency at value (cost — $5,869,225)	5,891,088
Cash pledged for financial futures contracts	1,077,000
Contributions receivable from investors	8,485,526
Dividends receivable	4,508,186
Investments sold receivable	18,017
Investment advisory fees receivable	702
Prepaid expenses	62,805
Other assets	11,026

Total assets	743,395,244

Liabilities

Margin variation payable	401,010
Other affiliates payable	3,387
Directors’ fees payable	625
Other liabilities	104
Other accrued expenses payable	127,489

Total liabilities	532,615

Net Assets	$742,862,629

Net Assets Consist of

Investors’ capital	$839,798,928
Net unrealized appreciation/depreciation	(96,936,299)

Net Assets	$742,862,629

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	27

Statement of Operations	Master International Index Series

Six Months Ended June 30, 2010 (Unaudited)

Investment Income

Dividends	$14,556,138
Foreign taxes withheld	(1,598,285)
Dividends — affiliated	3,682

Total income	12,961,535

Expenses

Custodian	178,712
Accounting services	86,789
Professional	50,815
Investment advisory	36,028
Directors	11,094
Printing	1,710
Miscellaneous	76,450

Total expenses	441,598
Less fees waived by advisor	(29,248)

Total expenses after fees waived	412,350

Net investment income	12,549,185

Realized and Unrealized Loss

Net realized loss from:
Investments	(11,048,510)
Financial futures contracts	(2,337,179)
Foreign currency transactions	(1,125,051)

(14,510,740)

Net change in unrealized appreciation/depreciation on:
Investments	(100,537,722)
Financial futures contracts	(839,552)
Foreign currency transactions	(93,423)

(101,470,697)

Total realized and unrealized loss	(115,981,437)

Net Decrease in Net Assets Resulting from Operations	$(103,432,252)

See Notes to Financial Statements.

28	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Statements of Changes in Net Assets	Master International Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Operations

Net investment income	$12,549,185	$22,305,320
Net realized gain (loss)	(14,510,740)	520,540
Net change in unrealized appreciation/depreciation	(101,470,697)	184,128,794

Net increase (decrease) in net assets resulting from operations	(103,432,252)	206,954,654

Capital Transactions

Proceeds from contributions	195,115,034	359,210,927
Value of withdrawals	(98,100,069)	(523,005,063)

Net increase (decrease) in net assets derived from capital transactions	97,014,965	(163,794,136)

Net Assets

Total increase (decrease) in net assets	(6,417,287)	43,160,518
Beginning of period	749,279,916	706,119,398

End of period	$742,862,629	$749,279,916

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	29

Financial Highlights	Master International Index Series

	Six Months Ended June 30, 2010 (Unaudited)

		Year Ended December 31,

		2009	2008	2007	2006	2005

Total Investment Return

Total investment return	(13.98)%[1]	28.99%	(41.94)%	10.80%	26.61%	13.64%

Ratios to Average Net Assets

Total expenses	0.12%[2]	0.09%	0.11%	0.10%	0.11%	0.10%

Total expenses after fees waived	0.11%[2]	0.09%	0.10%	0.09%	0.10%	0.10%

Net investment income	3.48%[2]	2.98%	3.54%	2.86%	2.70%	2.53%

Supplemental Data

Net assets, end of period (000)	$742,863	$749,280	$706,119	$1,143,172	$829,986	$523,155

Portfolio turnover	4%	30%	30%	30%	23%	11%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

30	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Notes to Financial Statements (Unaudited)	Master International Index Series

1. Organization and Significant Accounting Policies:

Master International Index Series (the “Series”), a non-diversified open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ policy is to fair value its financial instruments and derivatives at market value using independent dealers or pricing services selected under the supervision of the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair values, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Series uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Series’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against foreign currency, the Series’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Series reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts and foreign currency exchange contracts) the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third-party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	31

Notes to Financial Statements (continued)	Master International Index Series

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, their exposure to certain risks such as equity risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC. Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Series’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty.

The Series may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between a Fund and each of its respective counterparties. The ISDA Master Agreement allows the Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Series manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the

32	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Notes to Financial Statements (continued)	Master International Index Series

daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Series enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to gain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currency backing some of the investments held by the Series. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform it obligations under the agreement.

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of June 30, 2010

	Liability Derivatives

	Statement of Assets and Liabilities Location	Value

Equity contracts	Net unrealized appreciation/ depreciation*	$332,778

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Six Months Ended June 30, 2010

	Net Realized Loss from

	Financial Futures Contracts	Foreign Currency Transactions

Foreign currency transactions	—	$(169,373)
Equity contracts	$(2,337,179)	—

	Net Change in Unrealized Appreciation/Depreciation on

	Financial Futures Contracts	Foreign Currency Transactions

Foreign currency transactions	—	$147,613
Equity contracts	$(839,552)	—

For the six months ended June 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	4
Average number of contracts — US dollars sold	4
Average US dollar amounts purchased	$697,357
Average US dollar amounts sold	$362,827
Financial futures contracts:
Average number of contracts purchased	290
Average notional value of contracts purchased	$16,377,099

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at the annual rate of 0.01% of average daily value of the Series’ net assets.

The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	33

Notes to Financial Statements (concluded)	Master International Index Series

expenses incurred by the Series (excluding interest expense, acquired fund fees and certain other Series’ expenses) will not exceed 0.12% of the average daily value of the Series’ net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement before May 1, 2011 unless approved by the Board, including a majority of the non-interested directors. For the six months ended June 30, 2010, The Series waived $27,145, which is included in fees waived by advisor in the Statement of Operations.

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds; however, the Manager does not waive its advisory fees by the amount of investment advisory fees paid through its investment in other affiliated investment companies, if any. For the six months ended June 30, 2010, the Series waived $2,103, which is included in fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2010, the Series reimbursed the Manager $7,716 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2010 were $855,474,651 and $28,273,521, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series paid its pro rata share of 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the six months ended June 30, 2010.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

The Series invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Schedule of Investments for concentrations in specific countries.

As of June 30, 2010, the Series had the following industry classifications:

Industry	Percent of Long-Term Investments

Commercial Banks	14%
Pharmaceuticals	8
Oil, Gas & Consumable Fuels	7
Metals & Mining	6
Other*	65

*	All other industries held were each less than 5% of long-term investments.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

34	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Quantitative Master Series LLC (the “Master LLC”) met on April 20, 2010 and May 18 – 19, 2010 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of the Master International Index Series (the “Master Portfolio”), a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Master Portfolio. BlackRock International Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who are not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio and the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Master Portfolio’s and/or the Fund’s operating expenses; (d) the resources devoted to and compliance reports relating to the Master Portfolio’s and the Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Corporation’s compliance with its respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Corporation’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, closed-end fund and institutional account product channels; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the Fund, as applicable, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio and/or the Fund to BlackRock; (f) sales and redemption

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	35

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

data regarding the Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18 – 19, 2010 Board meeting.

At an in-person meeting held on May 18 – 19, 2010, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master Portfolio, each for a one-year term ending June 30, 2011. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing performance and the investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio and the Fund. BlackRock and its affiliates and significant shareholders provide the Master Portfolio and the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Master Portfolio and the Fund with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio and the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Fund, as applicable. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the Fund. In preparation for the April 20, 2010 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was

36	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Master Portfolio and the Fund, as applicable, throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the Fund performed below the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for the Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, over the one-, three- and five-year periods, the Fund met its objective of matching the risk and return of the MSCI EAFE index before fees and expenses.

The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Master Portfolio’s portfolio managers and to improve the Fund’s performance.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Fund: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the Fund’s Lipper category. It also compared the Fund’s total expenses, as well as actual management fees, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio and the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Fund’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Master Portfolio’s total operating expenses as a percentage of the Master Portfolio’s average daily net assets and has voluntarily agreed to waive fees and/or reimburse expenses to limit the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis, as applicable.

The Board noted that after discussions between the Board, including the Independent Board Members, and BlackRock, the Board approved BlackRock’s proposed contractual administration fee reduction effective June 1, 2010.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Fund increase. The Board also considered the extent to which the Master Portfolio and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio and the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	37

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio and the Fund, including for administrative, transfer agency and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Master Portfolio, for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, for a one-year term ending June 30, 2011. As part of its approval, the Board of the Master LLC considered the detailed review of BlackRock’s fee structure, as it applies to the Master LLC, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to be satisfactory. In arriving at a decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

38	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
Anne Ackerley, Corporation/Master LLC President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Fund/Master LLC
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
JPMorgan Chase Bank, N.A.
Brooklyn, NY 11245

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	39

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Fund/Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

40	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010	41

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2010
2015
2020
2025
2030
2035
2040
2045
2050

BlackRock LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

42	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2010

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index 2-06/10

BlackRock S&P 500 Index Fund
OF BLACKROCK INDEX FUNDS, INC.

SEMI-ANNUAL REPORT JUNE 30, 2010 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the past several months have seen high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe and mixed economic data that have raised concerns over the possibility that some economies could slide back into recession. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode for most regions of the world. Regarding the US economy, we believe it is unlikely that the United States will experience a “double dip” recession, although we acknowledge that subpar growth is likely to persist for some time.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. Volatility levels, however, have remained elevated — primarily as a result of uneven economic data and lingering deflation issues (especially in Europe). As the period drew to a close, equity markets had endured a significant correction that drove stock prices into negative territory on a year-to-date basis in almost every market. Over a 12-month basis, however, global equities posted positive returns thanks to improving corporate revenues and profits and a reasonably strong macro backdrop. From a geographic perspective, US equities have significantly outpaced their international counterparts over the past six and twelve months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down. Within the United States, smaller cap stocks have noticeably outperformed large caps.

In fixed income markets, yields have been moving unevenly over the past six and twelve months as improving economic conditions have been acting to push Treasury yields higher (and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close, however, Treasury yields fell sharply as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. As a result, US Treasuries became one of the world’s best-performing asset classes on a six-month basis. High yield bonds have also continued to perform well, thanks in large part to ongoing high levels of investor demand. Meanwhile, municipal bonds performed in line with their taxable counterparts on a 12-month basis, but slightly underperformed over the last six months as investors rotated to the relative safety of Treasuries.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of June 30, 2010	6-month	12-month

US equities (S&P 500 Index)	(6.65)%	14.43%

Small cap US equities (Russell 2000 Index)	(1.95)	21.48

International equities (MSCI Europe, Australasia, Far East Index)	(13.23)	5.92

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.16

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	9.36	8.20

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.33	9.50

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.31	9.61

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.45	26.66

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Although conditions are certainly better than they were a couple of years ago, global financial markets continue to face high volatility and questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2010	BlackRock S&P 500 Index Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the six-months ended June 30, 2010, through the Fund’s investment in Master S&P 500 Index Series (the “Series”) of Quantitative Master Series LLC, the Fund’s Institutional and Investor A Shares returned (6.82)% and (6.91)%, respectively, underperforming the benchmark, Standard & Poor’s (S&P) 500 Index, which returned (6.65)% for the same period. The S&P 500 is a market-weighted index composed of 500 common stocks issued by large-capitalization companies in a wide range of business. The stocks included in the index collectively represent a substantial portion of all common stocks publicly traded in the United States.

•	Returns for the Fund’s respective share classes differ from the benchmark based on individual share class expenses.

Describe the market environment.

•

At the beginning of 2010, we expected to see a modest cyclical recovery that was countered by the structural problems facing most of the developed world. For the first four months of the year, the cyclical recovery did dominate, but over the past two months, structural problems (especially those in Europe) began to win out, and risk assets (including U.S. equities) have been struggling. Financial markets took a dramatic turn in late April, as investor sentiment became dominated by concerns over the European sovereign debt crisis, some less-positive economic data and uncertainty over financial regulatory reform in the United States. Volatility levels moved noticeably higher over the past several months, and investors embarked on a renewed “flight to quality,” abandoning risk assets such as stocks in favor of safer alternatives, most notably US Treasury bonds and gold.

•	In the United States, the Dow Jones Industrial Average fell 5.00%, the S&P 500 Index declined 6.65% and the Nasdaq Composite lost 6.63%.

•

Within the benchmark index, the S&P 500 Index, all ten sectors recorded negative returns for the period. Industrials (0.85)%, consumer discretionary (1.59)% and consumer staples (2.79)% were the smallest detractors from performance, while materials (12.88)% and energy (12.21)% posted comparatively larger losses.

Describe recent portfolio activity.

•

During the six-month period, as changes were made to the composition of the S&P 500 Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

4	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any.

[2]	The Fund invests all of its assets in the Series. The Series’ investments are allocated among common stocks in approximately the same weightings as the S&P 500 Index.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (the “NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended June 30, 2010

		Average Annual Total Returns[4]

	6-Month Total Returns	1 Year	5 Years	10 Years

Institutional	(6.82)%	14.12%	(1.07)%	(1.89)%
Investor A	(6.91)	13.90	(1.31)	(2.14)
S&P 500 Index	(6.65)	14.43	(0.79)	(1.59)

[4]	Average annual total returns reflect reductions for service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees.

Past performance is not indicative of future results.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s administrator waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including redemption fees and exchange fees; and (b) operating expenses including administration fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on January 1, 2010 and held through June 30, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio

Institutional	$1,000	$931.80	$1.63	$1,000	$1,023.11	$1.71	0.34%
Investor A	$1,000	$930.90	$2.87	$1,000	$1,021.82	$3.01	0.60%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Statement of Assets and Liabilities	BlackRock S&P 500 Index Fund

June 30, 2010 (Unaudited)

Assets

Investments at value — Master S&P 500 Index Series (the “Series”) (cost — $1,462,881,651)	$1,531,509,274
Capital shares sold receivable	250,152
Withdrawals receivable from the Series	94,471
Prepaid expenses	18,503

Total assets	1,531,872,400

Liabilities

Capital shares redeemed payable	344,623
Administration fees payable	260,325
Service fees payable	141,978
Other affiliates payable	21,115
Officer’s fees payable	203
Other accrued expenses payable	199,007

Total liabilities	967,251

Net Assets	$1,530,905,149

Net Assets Consist of

Paid-in capital	$1,655,078,883
Undistributed net investment income	13,576,398
Accumulated net realized loss allocated from the Series	(206,377,755)
Net unrealized appreciation/depreciation allocated from the Series	68,627,623

Net Assets	$1,530,905,149

Net Asset Value

Institutional — Based on net assets of $879,145,361 and 69,207,701 shares outstanding, 250 million shares authorized, $0.0001 par value	$12.70

Investor A — Based on net assets of $651,759,788 and 51,454,223 shares outstanding, 250 million shares authorized, $0.0001 par value	$12.67

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	7

Statement of Operations	BlackRock S&P 500 Index Fund

Six Months Ended June 30, 2010 (Unaudited)

Investment Income

Net investment income allocated from the Series:
Dividends	$16,239,082
Securities lending — affiliated	70,229
Dividends — affiliated	21,935
Expenses	(316,713)

Total income	16,014,533

Expenses

Administration	1,983,856
Service — Investor A	888,797
Transfer agent — Institutional	256,803
Transfer agent — Investor A	196,289
Printing	43,836
Licensing	35,897
Registration	21,344
Professional	18,151
Officer	389
Miscellaneous	7,501

Total expenses	3,452,863

Net investment income	12,561,670

Realized and Unrealized Gain (Loss) Allocated from the Series

Net realized gain from investments and financial futures contracts	(4,968,391)
Net change in unrealized appreciation/depreciation on investments, short positions and financial futures contracts	(120,231,464)

Total realized and unrealized loss	(125,199,855)

Net Decrease in Net Assets Resulting from Operations	$(112,638,185)

See Notes to Financial Statements.

8	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Statements of Changes in Net Assets	BlackRock S&P 500 Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Operations

Net investment income	$12,561,670	$27,714,317
Net realized gain (loss)	(4,968,391)	(10,017,881)
Net change in unrealized appreciation/depreciation	(120,231,464)	339,946,812

Net increase (decrease) in net assets resulting from operations	(112,638,185)	357,643,248

Dividends to Shareholders From

Net investment income:
Institutional	—	(16,925,135)
Investor A	—	(10,932,804)

Decrease in net assets resulting from dividends to shareholders	—	(27,857,939)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(13,444,570)	(66,243,912)

Net Assets

Total increase (decrease) in net assets	(126,082,755)	263,541,397
Beginning of period	1,656,987,904	1,393,446,507

End of period	$1,530,905,149	$1,656,987,904

Undistributed net investment income	$13,576,398	$1,014,728

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	9

Financial Highlights	BlackRock S&P 500 Index Fund

	Institutional

	Six Months Ended June 30, 2010 (Unaudited)

		Year Ended December 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$13.63	$11.00	$18.01	$17.40	$15.29	$14.84

Net investment income[1]	0.11	0.23	0.31	0.30	0.26	0.23
Net realized and unrealized gain (loss)	(1.04)	2.64	(7.01)	0.62	2.11	0.46

Net increase (decrease) from investment operations	(0.93)	2.87	(6.70)	0.92	2.37	0.69

Dividends from net investment income	—	(0.24)	(0.31)	(0.31)	(0.26)	(0.24)

Net asset value, end of period	$12.70	$13.63	$11.00	$18.01	$17.40	$15.29

Total Investment Return[2]

Based on net asset value	(6.82)%[3]	26.15%	(37.20)%	5.29%	15.49%	4.63%

Ratios to Average Net Assets[4]

Total expenses	0.34%[5]	0.35%	0.35%	0.34%	0.35%	0.35%

Net investment income	1.61%[5]	2.02%	2.00%	1.64%	1.61%	1.52%

Supplemental Data

Net assets, end of period (000)	$879,145	$951,380	$813,527	$1,779,030	$1,699,791	$1,544,023

Portfolio turnover of the Series	3%	7%	8%	4%	4%	11%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

10	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Financial Highlights (concluded)	BlackRock S&P 500 Index Fund

	Investor A

	Six Months Ended June 30, 2010 (Unaudited)
		Year Ended December 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$13.61	$10.98	$17.96	$17.36	$15.26	$14.81

Net investment income[1]	0.09	0.20	0.27	0.25	0.22	0.19
Net realized and unrealized gain (loss)	(1.03)	2.64	(6.98)	0.61	2.10	0.46

Net increase (decrease) from investment operations	(0.94)	2.84	(6.71)	0.86	2.32	0.65

Dividends from net investment income	—	(0.21)	(0.27)	(0.26)	(0.22)	(0.20)

Net asset value, end of period	$12.67	$13.61	$10.98	$17.96	$17.36	$15.26

Total Investment Return[2]

Based on net asset value	(6.91)%[3]	25.92%	(37.36)%	4.97%	15.18%	4.38%

Ratios to Average Net Assets[4]

Total expenses	0.60%[5]	0.61%	0.60%	0.60%	0.60%	0.60%

Net investment income	1.36%[5]	1.76%	1.75%	1.38%	1.36%	1.27%

Supplemental Data

Net assets, end of period (000)	$651,760	$705,608	$579,920	$930,377	$969,213	$896,796

Portfolio turnover of the Series	3%	7%	8%	4%	4%	11%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	11

Notes to Financial Statements (Unaudited)	BlackRock S&P 500 Index Fund

1. Organization and Significant Accounting Policies:

BlackRock S&P 500 Index Fund (the “Fund”), is a series of BlackRock Index Funds, Inc. (the “Corporation), registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”) of Quantitative Master Series LLC. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The percentage of the Series owned by the Fund at June 30, 2010 was 74.2%. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a front-end sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series, including categorization of fair value measurements, is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Series are accounted for on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

12	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Notes to Financial Statements (continued)	BlackRock S&P 500 Index Fund

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.195% of the average daily value of the Fund’s net assets. Prior to June 1, 2010, the Fund paid the Administrator a monthly fee at an annual rate of 0.245% of the average daily value of the Fund’s net assets. The Fund does not pay an Advisory fee or investment management fee.

The Administrator has agreed voluntarily to waive and/or reimburse fees and/or expenses to limit the net annual operating expenses (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses) will not exceed 0.40% for Institutional Shares and 0.65% for Investor A Shares of average daily net assets. These voluntary waivers or reimbursements may be reduced or discontinued at any time without notice.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing services to Investor A shareholders. PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent and dividend disbursing agent. Effective July 1, 2010, PNCGIS was sold to The Bank of New York Mellon Corporation and is no longer considered an affiliate of the Administrator. At the close of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended June 30, 2010, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations.

Institutional	$2,320
Investor A	$5,073

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of December 31, 2009, the Fund had capital loss carryforwards available to offset future realized gains through the indicated expiration dates:

Expires December 31,

2010	$3,255,552
2011	7,823,922
2012	21,618,948
2013	28,402,088
2014	26,517,609
2017	14,948,603

Total	$102,566,722

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	13

Notes to Financial Statements (concluded)	BlackRock S&P 500 Index Fund

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009

	Shares	Amount	Shares	Amount

Institutional

Shares sold	15,860,746	$219,233,169	35,619,342	$404,077,679
Shares issued to shareholders in reinvestment of dividends	—	—	1,198,921	16,162,043

Total issued	15,860,746	219,233,169	36,818,263	420,239,722
Shares redeemed	(16,457,810)	(227,244,383)	(40,985,628)	(471,515,439)

Net decrease	(597,064)	$(8,011,214)	(4,167,365)	$(51,275,717)

Investor A

Shares sold	5,448,470	$75,427,223	18,020,743	$194,637,914
Shares issued to shareholders in reinvestment of dividends	—	—	747,595	10,058,773

Total issued	5,448,470	75,427,223	18,768,338	204,696,687
Shares redeemed	(5,849,518)	(80,860,579)	(19,707,775)	(219,664,882)

Net decrease	(401,048)	$(5,433,356)	(939,437)	$(14,968,195)

5. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through the date the financial statements were issued and the following item was noted:

The Fund paid a net investment income dividend on July 23, 2010 to shareholders of record on July 21, 2010 as follows:

Dividend Per Share

Institutional	$0.008451
Investor A	$0.008351

14	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Portfolio Information	Master S&P 500 Index Series

As of June 30, 2010

Ten Largest Holdings	Percent of Long-Term Investments

Exxon Mobil Corp.	3%
Apple, Inc.	2
Microsoft Corp.	2
The Procter & Gamble Co.	2
Johnson & Johnson	2
International Business Machines Corp.	2
General Electric Co.	2
JPMorgan Chase & Co.	2
Bank of America Corp.	2
AT&T Inc.	2

Sector Allocation	Percent of Long-Term Investments

Information Technology	19%
Financials	16
Health Care	12
Consumer Staples	12
Energy	11
Industrials	10
Consumer Discretionary	10
Utilities	4
Materials	3
Telecommunication Services	3

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	15

Schedule of Investments June 30, 2010 (Unaudited)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.8%
Boeing Co.	166,339	$10,437,772
General Dynamics Corp.	85,020	4,978,771
Goodrich Corp.	26,936	1,784,510
Honeywell International, Inc.	167,220	6,526,597
ITT Corp.	40,784	1,832,017
L-3 Communications Holdings, Inc.	25,167	1,782,830
Lockheed Martin Corp.	68,370	5,093,565
Northrop Grumman Corp.	66,890	3,641,492
Precision Castparts Corp.	31,345	3,226,027
Raytheon Co.	82,896	4,011,338
Rockwell Collins, Inc.	35,034	1,861,356
United Technologies Corp.	204,706	13,287,467

		58,463,742

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc. (a)	35,766	1,990,735
Expeditors International Washington, Inc.	47,362	1,634,463
FedEx Corp.	68,233	4,783,816
United Parcel Service, Inc., Class B	218,040	12,404,295

		20,813,309

Airlines — 0.1%
Southwest Airlines Co.	161,170	1,790,599

Auto Components — 0.2%
The Goodyear Tire & Rubber Co. (b)	55,536	552,028
Johnson Controls, Inc.	146,299	3,931,054

		4,483,082

Automobiles — 0.4%
Ford Motor Co. (a)(b)	744,158	7,501,113
Harley-Davidson, Inc. (a)	50,281	1,117,746

		8,618,859

Beverages — 2.6%
Brown-Forman Corp., Class B	23,391	1,338,667
The Coca-Cola Co.	505,598	25,340,572
Coca-Cola Enterprises, Inc.	71,291	1,843,585
Constellation Brands, Inc., Class A (b)	42,080	657,290
Dr. Pepper Snapple Group, Inc.	53,902	2,015,396
Molson Coors Brewing Co., Class B	35,372	1,498,358
PepsiCo, Inc.	353,811	21,564,780

		54,258,648

Biotechnology — 1.4%
Amgen, Inc. (b)	210,160	11,054,416
Biogen Idec, Inc. (b)	57,806	2,742,895
Celgene Corp. (b)	100,435	5,104,106
Cephalon, Inc. (b)	15,869	900,566
Genzyme Corp. (b)	58,523	2,971,213
Gilead Sciences, Inc. (b)	195,236	6,692,690

		29,465,886

Building Products — 0.0%
Masco Corp.	81,007	871,635

Capital Markets — 2.4%
Ameriprise Financial, Inc.	56,827	2,053,160
The Bank of New York Mellon Corp.	265,978	6,566,997
The Charles Schwab Corp.	212,349	3,011,109
E*Trade Financial Corp. (b)	45,198	534,240
Federated Investors, Inc., Class B (a)	20,698	428,656

Common Stocks	Shares	Value

Capital Markets (concluded)
Franklin Resources, Inc.	32,864	$2,832,548
The Goldman Sachs Group, Inc.	112,938	14,825,371
Invesco Ltd.	100,580	1,692,761
Janus Capital Group, Inc.	40,132	356,372
Legg Mason, Inc.	36,654	1,027,412
Morgan Stanley	306,433	7,112,310
Northern Trust Corp.	52,861	2,468,609
State Street Corp.	109,094	3,689,559
T. Rowe Price Group, Inc.	57,419	2,548,829

		49,147,933

Chemicals — 1.9%
Air Products & Chemicals, Inc.	46,060	2,985,148
Airgas, Inc.	18,662	1,160,776
CF Industries Holdings, Inc.	15,732	998,195
The Dow Chemical Co.	253,282	6,007,849
E.I. du Pont de Nemours & Co.	197,788	6,841,487
Eastman Chemical Co.	16,488	879,800
Ecolab, Inc.	50,407	2,263,778
FMC Corp.	16,434	943,805
International Flavors & Fragrances, Inc.	18,062	766,190
Monsanto Co.	119,072	5,503,508
PPG Industries, Inc.	36,860	2,226,713
Praxair, Inc.	67,057	5,095,661
The Sherwin-Williams Co.	19,741	1,365,880
Sigma-Aldrich Corp.	27,319	1,361,306

		38,400,096

Commercial Banks — 3.1%
BB&T Corp.	150,609	3,962,523
Comerica, Inc.	37,717	1,389,117
Fifth Third Bancorp	176,666	2,171,225
First Horizon National Corp. (b)	52,753	604,017
Huntington Bancshares, Inc.	151,139	837,310
KeyCorp	188,434	1,449,057
M&T Bank Corp. (a)	18,466	1,568,687
Marshall & Ilsley Corp.	115,021	825,851
The PNC Financial Services Group, Inc. (c)	114,812	6,486,878
Regions Financial Corp.	256,545	1,688,066
SunTrust Banks, Inc.	108,911	2,537,626
U.S. Bancorp	420,610	9,400,634
Wells Fargo & Co.	1,141,719	29,228,006
Zions Bancorporation	33,618	725,140

		62,874,137

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	24,812	797,210
Cintas Corp.	30,144	722,552
Iron Mountain, Inc. (a)	41,087	922,814
Pitney Bowes, Inc.	46,662	1,024,697
R.R. Donnelley & Sons Co.	46,921	768,097
Republic Services, Inc., Class A	72,036	2,141,630
Stericycle, Inc. (b)	19,103	1,252,775
Waste Management, Inc.	107,1666	3,356,353

		10,986,128

See Notes to Financial Statements.

16	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Communications Equipment — 2.3%
Cisco Systems, Inc. (b)	1,252,957	$26,700,514
Harris Corp.	29,384	1,223,844
JDS Uniphase Corp. (b)	51,672	508,452
Juniper Networks, Inc. (b)	113,948	2,600,293
Motorola, Inc. (b)	511,508	3,335,032
QUALCOMM, Inc.	359,878	11,818,393
Tellabs, Inc.	89,089	569,279

		46,755,807

Computers & Peripherals — 4.5%
Apple, Inc. (b)	199,490	50,177,720
Dell, Inc. (b)	375,421	4,527,577
EMC Corp. (b)	449,036	8,217,359
Hewlett-Packard Co.	512,160	22,166,285
Lexmark International, Inc., Class A (b)	17,644	582,781
NetApp, Inc. (b)	74,702	2,787,132
QLogic Corp. (b)	25,881	430,142
SanDisk Corp. (b)	49,701	2,090,921
Teradata Corp. (b)	37,547	1,144,433
Western Digital Corp. (b)	49,220	1,484,475

		93,608,825

Construction & Engineering — 0.2%
Fluor Corp.	38,421	1,632,892
Jacobs Engineering Group, Inc. (b)	26,500	965,660
Quanta Services, Inc. (b)	46,600	962,290

		3,560,842

Construction Materials — 0.1%
Vulcan Materials Co. (a)	28,396	1,244,597

Consumer Finance — 0.8%
American Express Co.	262,994	10,440,862
Capital One Financial Corp.	100,570	4,052,971
Discover Financial Services, Inc.	121,608	1,700,080
SLM Corp. (b)	109,196	1,134,546

		17,328,459

Containers & Packaging — 0.2%
Ball Corp.	20,256	1,070,124
Bemis Co.	23,430	632,610
Owens-Illinois, Inc. (b)	36,191	957,252
Pactiv Corp. (b)	29,789	829,624
Sealed Air Corp.	36,435	718,498

		4,208,108

Distributors — 0.1%
Genuine Parts Co.	35,595	1,404,223

Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A (b)	26,731	1,135,265
DeVry, Inc.	14,176	744,098
H&R Block, Inc.	72,230	1,133,289

		3,012,652

Diversified Financial Services — 4.5%
Bank of America Corp.	2,199,720	31,609,976
CME Group, Inc.	14,465	4,072,621
Citigroup, Inc. (b)	4,949,769	18,611,131
IntercontinentalExchange, Inc. (b)	16,400	1,853,692

Common Stocks	Shares	Value

Diversified Financial Services (concluded)
JPMorgan Chase & Co.	871,910	$31,920,625
Leucadia National Corp.	42,400	827,224
Moody’s Corp. (a)	42,155	839,728
The NASDAQ Stock Market, Inc. (b)	32,600	579,628
NYSE Euronext	56,700	1,566,621

		91,881,246

Diversified Telecommunication Services — 2.6%
AT&T Inc.	1,294,903	31,323,704
CenturyTel, Inc. (a)	64,835	2,159,654
Frontier Communications Corp. (a)	73,004	519,058
Qwest Communications International, Inc.	320,628	1,683,297
Verizon Communications, Inc.	620,151	17,376,631
Windstream Corp. (a)	105,640	1,115,558

		54,177,902

Electric Utilities — 1.9%
Allegheny Energy, Inc.	38,719	800,709
American Electric Power Co., Inc.	103,953	3,357,682
Duke Energy Corp.	285,830	4,573,280
Edison International	72,393	2,296,306
Entergy Corp.	41,770	2,991,567
Exelon Corp.	144,019	5,468,402
FirstEnergy Corp.	67,034	2,361,608
NextEra Energy, Inc.	90,254	4,400,785
Northeast Utilities, Inc.	37,495	955,373
PPL Corp.	102,774	2,564,211
Pepco Holdings, Inc.	50,846	797,265
Pinnacle West Capital Corp.	24,483	890,202
Progress Energy, Inc.	63,060	2,473,213
The Southern Co.	179,796	5,983,611

		39,914,214

Electrical Equipment — 0.5%
Emerson Electric Co.	165,570	7,233,753
Rockwell Automation, Inc.	31,917	1,566,806
Roper Industries, Inc.	20,700	1,158,372

		9,958,931

Electronic Equipment, Instruments & Components — 0.6%
Agilent Technologies, Inc. (b)	77,489	2,203,012
Amphenol Corp., Class A	38,772	1,522,964
Corning, Inc.	343,320	5,544,618
Flir Systems, Inc. (b)	33,500	974,515
Jabil Circuit, Inc.	42,986	571,714
Molex, Inc.	31,381	572,390

		11,389,213

Energy Equipment & Services — 1.7%
Baker Hughes, Inc.	94,870	3,943,746
Cameron International Corp. (b)	54,496	1,772,210
Diamond Offshore Drilling, Inc. (a)	14,658	911,581
FMC Technologies, Inc. (b)	27,364	1,440,988
Halliburton Co.	198,851	4,881,792
Helmerich & Payne, Inc.	24,000	876,480
Nabors Industries Ltd. (b)	60,822	1,071,683
National Oilwell Varco, Inc.	90,953	3,007,816
Rowan Cos., Inc. (b)	23,618	518,179
Schlumberger Ltd. (a)	261,688	14,481,814
Smith International, Inc.	53,801	2,025,608

		34,931,897

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	17

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	298,561	$8,753,809
Costco Wholesale Corp.	96,106	5,269,492
The Kroger Co.	139,918	2,754,985
SUPERVALU, Inc.	47,810	518,260
SYSCO Corp.	130,815	3,737,385
Safeway, Inc.	83,503	1,641,669
Wal-Mart Stores, Inc.	455,757	21,908,239
Walgreen Co.	214,655	5,731,288
Whole Foods Market, Inc. (b)	36,690	1,321,574

		51,636,701

Food Products — 1.9%
Archer-Daniels-Midland Co.	142,082	3,668,557
Campbell Soup Co.	42,239	1,513,423
ConAgra Foods, Inc.	98,489	2,296,764
Dean Foods Co. (b)	41,149	414,370
General Mills, Inc.	144,604	5,136,334
H.J. Heinz Co.	68,573	2,963,725
The Hershey Co.	37,146	1,780,408
Hormel Foods Corp.	16,034	649,056
The J.M. Smucker Co.	26,669	1,606,007
Kellogg Co.	55,265	2,779,830
Kraft Foods, Inc.	381,561	10,683,708
McCormick & Co., Inc.	29,800	1,131,208
Mead Johnson Nutrition Co.	44,178	2,214,201
Sara Lee Corp.	147,145	2,074,745
Tyson Foods, Inc., Class A	68,745	1,126,731

		40,039,067

Gas Utilities — 0.2%
EQT Corp.	32,338	1,168,695
Nicor, Inc.	10,658	431,649
Oneok, Inc.	23,900	1,033,675
Questar Corp.	38,965	1,772,518

		4,406,537

Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	130,677	5,310,713
Becton Dickinson & Co.	51,190	3,461,468
Boston Scientific Corp. (b)	336,891	1,953,968
C.R. Bard, Inc.	21,406	1,659,607
CareFusion Corp. (b)	40,168	911,813
Dentsply International, Inc.	33,322	996,661
Hospira, Inc. (b)	36,520	2,098,074
Intuitive Surgical, Inc. (b)	8,482	2,677,089
Medtronic, Inc.	242,848	8,808,097
St. Jude Medical, Inc. (b)	72,204	2,605,842
Stryker Corp.	62,579	3,132,705
Varian Medical Systems, Inc. (b)	27,821	1,454,482
Zimmer Holdings, Inc. (b)	44,494	2,404,901

		37,475,420

Health Care Providers & Services — 2.1%
Aetna, Inc.	92,511	2,440,440
AmerisourceBergen Corp.	60,844	1,931,797
Cardinal Health, Inc.	78,396	2,634,890
Cigna Corp.	60,057	1,865,370
Coventry Health Care, Inc. (b)	34,091	602,729
DaVita, Inc. (b)	23,126	1,443,987
Express Scripts, Inc. (b)	121,245	5,700,940
Humana, Inc. (b)	36,576	1,670,426

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
Laboratory Corp. of America Holdings (b)	23,423	$1,764,923
McKesson Corp.	59,447	3,992,460
Medco Health Solutions, Inc. (b)	100,736	5,548,539
Patterson Cos., Inc.	21,563	615,192
Quest Diagnostics, Inc.	33,562	1,670,381
Tenet Healthcare Corp. (b)	97,485	423,085
UnitedHealth Group, Inc.	249,374	7,082,222
WellPoint, Inc. (b)	93,720	4,585,720

		43,973,101

Health Care Technology — 0.1%
Cerner Corp. (b)	15,200	1,153,528

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	96,006	2,903,221
Darden Restaurants, Inc.	30,011	1,165,927
International Game Technology	63,390	995,223
Marriott International, Inc., Class A (a)	55,229	1,653,556
McDonald’s Corp. (a)	236,179	15,557,111
Starbucks Corp.	162,135	3,939,881
Starwood Hotels & Resorts Worldwide, Inc.	40,822	1,691,256
Wyndham Worldwide Corp.	40,594	817,563
Wynn Resorts Ltd.	14,714	1,122,237
Yum! Brands, Inc.	101,679	3,969,548

		33,815,523

Household Durables — 0.4%
D.R. Horton, Inc.	62,311	612,517
Fortune Brands, Inc.	34,017	1,332,786
Harman International Industries, Inc. (b)	14,257	426,142
Leggett & Platt, Inc.	34,006	682,160
Lennar Corp., Class A	33,306	463,287
Newell Rubbermaid, Inc.	62,633	916,947
Pulte Group, Inc. (b)	71,175	589,329
Stanley Black & Decker, Inc.	35,094	1,772,949
Whirlpool Corp.	16,117	1,415,395

		8,211,512

Household Products — 2.6%
Clorox Co.	30,326	1,885,064
Colgate-Palmolive Co.	107,599	8,474,497
Kimberly-Clark Corp.	90,228	5,470,524
The Procter & Gamble Co.	631,816	37,896,324

		53,726,409

IT Services — 3.1%
Automatic Data Processing, Inc.	110,043	4,430,331
Cognizant Technology Solutions Corp. (b)	64,999	3,253,850
Computer Sciences Corp.	34,340	1,553,885
Fidelity National Information Services, Inc.	72,564	1,946,166
Fiserv, Inc. (b)	34,075	1,555,865
International Business Machines Corp.	281,332	34,738,875
MasterCard, Inc., Class A	21,246	4,239,214
Paychex, Inc.	69,679	1,809,564
SAIC, Inc. (b)	64,800	1,084,752
Total System Services, Inc.	45,504	618,854
Visa, Inc., Class A	98,809	6,990,737
The Western Union Co.	147,460	2,198,629

		64,420,722

See Notes to Financial Statements.

18	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (b)	149,694	$1,383,173
Constellation Energy Group, Inc.	44,992	1,450,992
NRG Energy, Inc. (b)	57,897	1,227,995

		4,062,160

Industrial Conglomerates — 2.3%
3M Co.	156,340	12,349,296
General Electric Co.	2,340,069	33,743,795
Textron, Inc. (a)	59,138	1,003,572

		47,096,663

Insurance — 4.0%
Aflac, Inc.	103,562	4,418,991
The Allstate Corp.	116,777	3,355,003
American International Group, Inc. (a)(b)	29,279	1,008,369
Aon Corp.	59,340	2,202,701
Assurant, Inc.	24,533	851,295
Berkshire Hathaway, Inc. (a)(b)	362,955	28,923,884
Chubb Corp.	72,632	3,632,326
Cincinnati Financial Corp.	36,362	940,685
Genworth Financial, Inc., Class A (b)	106,275	1,389,014
Hartford Financial Services Group, Inc.	98,560	2,181,133
Lincoln National Corp.	67,431	1,637,899
Loews Corp.	77,123	2,568,967
Marsh & McLennan Cos., Inc.	118,060	2,662,253
MetLife, Inc.	180,246	6,806,089
Principal Financial Group, Inc.	71,289	1,671,014
The Progressive Corp.	148,849	2,786,453
Prudential Financial, Inc.	102,443	5,497,092
Torchmark Corp.	18,802	930,887
The Travelers Cos., Inc.	108,671	5,352,047
UnumProvident Corp.	74,259	1,611,420
XL Capital Ltd., Class A	75,635	1,210,916

		81,638,438

Internet & Catalog Retail — 0.5%
Amazon.com, Inc. (b)	75,255	8,222,362
Expedia, Inc.	47,500	892,050
Priceline.com, Inc. (b)	10,219	1,804,062

		10,918,474

Internet Software & Services — 1.7%
Akamai Technologies, Inc. (a)(b)	38,371	1,556,711
eBay, Inc. (b)	248,937	4,881,655
Google, Inc., Class A (b)	53,029	23,595,254
Monster Worldwide, Inc. (b)	28,851	336,114
VeriSign, Inc. (b)	41,367	1,098,294
Yahoo! Inc. (b)	258,040	3,568,693

		35,036,721

Leisure Equipment & Products — 0.2%
Eastman Kodak Co. (a)(b)	63,127	273,971
Hasbro, Inc.	28,104	1,155,075
Mattel, Inc.	78,370	1,658,309

		3,087,355

Common Stocks	Shares	Value

Life Sciences Tools & Services — 0.5%
Life Technologies Corp. (b)	40,167	$1,897,891
Millipore Corp. (b)	12,591	1,342,830
PerkinElmer, Inc.	27,215	562,534
Thermo Fisher Scientific, Inc. (b)	89,341	4,382,176
Waters Corp. (b)	20,992	1,358,182

		9,543,613

Machinery — 1.7%
Caterpillar, Inc.	137,402	8,253,738
Cummins, Inc.	43,505	2,833,481
Danaher Corp.	114,468	4,249,052
Deere & Co.	92,577	5,154,687
Dover Corp.	41,558	1,736,709
Eaton Corp.	36,263	2,373,051
Flowserve Corp.	12,600	1,068,480
Illinois Tool Works, Inc.	84,082	3,470,905
PACCAR, Inc.	80,584	3,212,884
Pall Corp.	26,636	915,479
Parker Hannifin Corp.	35,780	1,984,359
Snap-On, Inc.	13,479	551,426

		35,804,251

Media — 3.1%
CBS Corp., Class B	150,623	1,947,555
Comcast Corp., Class A	619,029	10,752,534
DIRECTV, Class A (b)	199,380	6,762,970
Discovery Communications, Inc., Class A (a)(b)	62,992	2,249,444
Gannett Co., Inc.	49,990	672,865
Interpublic Group of Cos., Inc. (b)	110,591	788,514
The McGraw-Hill Cos., Inc.	70,334	1,979,199
Meredith Corp.	8,445	262,893
The New York Times Co., Class A (b)	27,298	236,128
News Corp., Class A	496,190	5,934,432
Omnicom Group, Inc.	66,384	2,276,971
Scripps Networks Interactive	20,374	821,887
Time Warner Cable, Inc.	77,848	4,054,324
Time Warner, Inc.	251,198	7,262,134
Viacom, Inc., Class B	134,033	4,204,615
Walt Disney Co. (a)	428,613	13,501,310
The Washington Post Co., Class B	1,406	577,135

		64,284,910

Metals & Mining — 1.1%
AK Steel Holding Corp.	21,525	256,578
Alcoa, Inc.	221,005	2,223,310
Allegheny Technologies, Inc. (a)	22,113	977,173
Cliffs Natural Resources, Inc.	29,065	1,370,705
Freeport-McMoRan Copper & Gold, Inc., Class B	103,473	6,118,359
Newmont Mining Corp.	107,148	6,615,318
Nucor Corp.	68,251	2,612,648
Titanium Metals Corp. (b)	20,000	351,800
United States Steel Corp. (a)	30,652	1,181,635

		21,707,526

Multi-Utilities — 1.4%
Ameren Corp.	53,301	1,266,965
CMS Energy Corp.	52,599	770,575
CenterPoint Energy, Inc.	88,652	1,166,660
Consolidated Edison, Inc.	61,502	2,650,736
DTE Energy Co.	36,857	1,681,048
Dominion Resources, Inc.	130,767	5,065,914
Integrys Energy Group, Inc.	17,523	766,456

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	19

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Multi-Utilities (concluded)
NiSource, Inc.	62,215	$902,118
PG&E Corp.	82,031	3,371,474
Public Service Enterprise Group, Inc.	111,900	3,505,827
SCANA Corp.	25,358	906,802
Sempra Energy	53,551	2,505,651
TECO Energy, Inc. (a)	48,971	737,993
Wisconsin Energy Corp.	26,290	1,333,955
Xcel Energy, Inc.	101,676	2,095,542

		28,727,716

Multiline Retail — 0.8%
Big Lots, Inc. (b)	19,097	612,823
Family Dollar Stores, Inc.	28,688	1,081,251
JCPenney Co., Inc.	50,457	1,083,816
Kohl’s Corp. (b)	66,854	3,175,565
Macy’s, Inc.	90,896	1,627,038
Nordstrom, Inc.	36,974	1,190,193
Sears Holdings Corp. (b)	10,777	696,733
Target Corp.	161,573	7,944,545

		17,411,964

Office Electronics — 0.1%
Xerox Corp.	298,597	2,400,720

Oil, Gas & Consumable Fuels — 8.9%
Anadarko Petroleum Corp.	108,387	3,911,687
Apache Corp.	74,003	6,230,313
Cabot Oil & Gas Corp., Class A	23,621	739,810
Chesapeake Energy Corp.	141,323	2,960,717
Chevron Corp.	440,389	29,884,798
ConocoPhillips	326,335	16,019,785
Consol Energy, Inc.	48,577	1,639,959
Denbury Resources, Inc. (b)	85,442	1,250,871
Devon Energy Corp.	97,507	5,940,126
EOG Resources, Inc.	55,202	5,430,221
El Paso Corp.	156,423	1,737,860
Exxon Mobil Corp. (d)	1,121,950	64,029,687
Hess Corp.	63,433	3,193,217
Marathon Oil Corp.	154,535	4,804,493
Massey Energy Co.	21,433	586,193
Murphy Oil Corp.	42,490	2,105,379
Noble Energy, Inc.	37,748	2,277,337
Occidental Petroleum Corp.	178,260	13,752,759
Peabody Energy Corp.	58,085	2,272,866
Pioneer Natural Resources Co.	25,798	1,533,691
Range Resources Corp.	34,241	1,374,776
Southwestern Energy Co. (b)	75,117	2,902,521
Spectra Energy Corp.	143,471	2,879,463
Sunoco, Inc.	25,363	881,871
Tesoro Corp. (a)	31,600	368,772
Valero Energy Corp.	122,007	2,193,686
Williams Cos., Inc.	129,538	2,367,955

		183,270,813

Paper & Forest Products — 0.2%
International Paper Co.	96,223	2,177,527
MeadWestvaco Corp.	38,939	864,446
Weyerhaeuser Co.	47,137	1,659,222

		4,701,195

Common Stocks	Shares	Value

Personal Products — 0.2%
Avon Products, Inc.	94,846	$2,513,419
The Estée Lauder Cos., Inc., Class A	26,460	1,474,616

		3,988,035

Pharmaceuticals — 6.1%
Abbott Laboratories (d)	338,639	15,841,532
Allergan, Inc.	67,925	3,957,311
Bristol-Myers Squibb Co.	375,836	9,373,350
Eli Lilly & Co.	221,535	7,421,422
Forest Laboratories, Inc. (b)	67,535	1,852,485
Johnson & Johnson	604,458	35,699,289
King Pharmaceuticals, Inc. (b)	58,173	441,533
Merck & Co, Inc.	683,381	23,897,834
Mylan, Inc. (a)(b)	65,675	1,119,102
Pfizer, Inc.	1,770,034	25,240,685
Watson Pharmaceuticals, Inc. (b)	24,139	979,319

		125,823,862

Professional Services — 0.1%
Dun & Bradstreet Corp.	11,643	781,478
Equifax, Inc.	28,824	808,801
Robert Half International, Inc.	33,972	800,041

		2,390,320

Real Estate Investment Trusts (REITs) — 1.3%
Apartment Investment & Management Co., Class A	27,209	527,038
AvalonBay Communities, Inc.	17,847	1,666,374
Boston Properties, Inc.	30,868	2,202,123
Equity Residential	61,262	2,550,950
HCP, Inc.	63,402	2,044,715
Health Care REIT, Inc.	26,386	1,111,378
Host Marriott Corp.	142,277	1,917,894
Kimco Realty Corp.	86,541	1,163,111
Plum Creek Timber Co., Inc. (a)	36,630	1,264,834
ProLogis	106,568	1,079,534
Public Storage	29,946	2,632,553
Simon Property Group, Inc. (a)	63,795	5,151,446
Ventas, Inc.	34,600	1,624,470
Vornado Realty Trust	34,214	2,495,911

		27,432,331

Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc. (b)	57,119	777,390

Road & Rail — 0.8%
CSX Corp.	84,698	4,203,562
Norfolk Southern Corp.	80,547	4,273,018
Ryder System, Inc.	12,473	501,789
Union Pacific Corp.	110,542	7,683,774

		16,662,143

Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc. (a)(b)	127,474	933,110
Altera Corp.	64,750	1,606,447
Analog Devices, Inc.	65,798	1,833,132
Applied Materials, Inc.	291,914	3,508,806
Broadcom Corp., Class A	95,448	3,146,921
First Solar, Inc. (a)(b)	10,385	1,182,125
Intel Corp.	1,218,940	23,708,383
KLA-Tencor Corp.	37,266	1,038,976

See Notes to Financial Statements.

20	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Semiconductors & Semiconductor Equipment (concluded)
LSI Corp. (b)	151,275	$695,865
Linear Technology Corp.	47,909	1,332,349
MEMC Electronic Materials, Inc. (b)	52,000	513,760
Microchip Technology, Inc. (a)	41,400	1,148,436
Micron Technology, Inc. (b)	183,643	1,559,129
National Semiconductor Corp.	49,695	668,895
Novellus Systems, Inc. (b)	21,292	539,965
Nvidia Corp. (b)	122,368	1,249,377
Teradyne, Inc. (b)	39,461	384,745
Texas Instruments, Inc.	269,912	6,283,551
Xilinx, Inc.	58,684	1,482,358

		52,816,330

Software — 3.7%
Adobe Systems, Inc. (b)	114,342	3,022,059
Autodesk, Inc. (b)	49,034	1,194,468
BMC Software, Inc. (b)	38,828	1,344,613
CA, Inc.	88,303	1,624,775
Citrix Systems, Inc. (b)	39,925	1,686,033
Compuware Corp. (b)	53,918	430,266
Electronic Arts, Inc. (b)	70,382	1,013,501
Intuit, Inc. (b)	69,692	2,423,191
McAfee, Inc. (b)	35,814	1,100,206
Microsoft Corp.	1,672,755	38,490,092
Novell, Inc. (b)	81,131	460,824
Oracle Corp.	857,709	18,406,435
Red Hat, Inc. (b)	42,422	1,227,693
Salesforce.com, Inc. (b)	24,439	2,097,355
Symantec Corp. (b)	172,518	2,394,550

		76,916,061

Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	18,310	561,934
AutoNation, Inc. (a)(b)	21,380	416,910
AutoZone, Inc. (b)	6,228	1,203,374
Bed Bath & Beyond, Inc. (b)	56,931	2,111,002
Best Buy Co., Inc.	74,923	2,536,893
CarMax, Inc. (b)	48,925	973,608
GameStop Corp., Class A (a)(b)	34,200	642,618
The Gap, Inc.	98,485	1,916,518
Home Depot, Inc.	368,649	10,347,977
Limited Brands, Inc.	57,746	1,274,454
Lowe’s Cos., Inc.	313,549	6,402,671
O’Reilly Automotive, Inc. (b)	30,808	1,465,228
Office Depot, Inc. (b)	64,547	260,770
RadioShack Corp.	28,429	554,650
Ross Stores, Inc.	26,233	1,397,957
Staples, Inc.	158,479	3,019,025
TJX Cos., Inc.	90,672	3,803,690
Tiffany & Co. (a)	28,063	1,063,868
Urban Outfitters, Inc. (b)	29,200	1,004,188

		40,957,335

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	66,936	2,446,511
Nike, Inc., Class B	85,891	5,801,937
Polo Ralph Lauren Corp.	14,429	1,052,740
VF Corp.	19,794	1,408,937

		10,710,125

Common Stocks	Shares	Value

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	106,619	$1,305,017
People’s United Financial, Inc.	79,660	1,075,410

		2,380,427

Tobacco — 1.6%
Altria Group, Inc.	457,475	9,167,799
Lorillard, Inc.	33,535	2,413,849
Philip Morris International, Inc.	406,279	18,623,829
Reynolds American, Inc. (a)	37,680	1,963,882

		32,169,359

Trading Companies & Distributors — 0.1%
Fastenal Co. (a)	29,394	1,475,285
W.W. Grainger, Inc.	13,792	1,371,614

		2,846,899

Wireless Telecommunication Services — 0.4%
American Tower Corp., Class A (b)	88,981	3,959,655
MetroPCS Communications, Inc. (b)	60,300	493,857
Sprint Nextel Corp. (b)	659,267	2,795,292

		7,248,804

Total Long-Term Investments (Cost — $2,052,790,824) — 99.1%		2,045,221,430

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (c)(e)	16,545,037	16,545,037

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.27% (c)(e)(f)	$92,298	92,298,450

Total Short-Term Securities (Cost — $108,843,487) — 5.2%		108,843,487

Total Investments Before Short Positions (Cost — $2,161,634,311*) — 104.3%		2,154,064,917

Short Positions (g)	Shares

Gas Utilities — (0.0)%
Questar Corp. — New Shares (a)	38,965	(629,285)

Total Short Positions (Proceeds — $629,177) — (0.0)%		(629,285)

Total Investments, Net of Short Positions — 104.3%		2,153,435,632
Liabilities in Excess of Other Assets — (4.3)%		(89,137,494)

Net Assets — 100.0%		$2,064,298,138

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$1,728,145,994

Gross unrealized appreciation	$654,704,670
Gross unrealized depreciation	(228,785,747)

Net unrealized depreciation	$425,918,923

See Notes to Financial Statements.

	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	21

Schedule of Investments (concluded)	Master S&P 500 Index Series

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Series during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/ Shares Held at December 31, 2009	Shares Purchased		Beneficial Interest/ Shares Sold		Beneficial Interest/ Shares Held at June 30, 2010	Value at June 30, 2010	Realized Loss	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	4,444,194	12,100,843	[1]	—		16,545,037	$16,545,037	—	$7,699
BlackRock Liquidity Series, LLC Money Market Series	$270,313,884	—		$178,015,434	[2]	$92,298,450	$92,298,450	—	$95,291
The PNC Financial Services Group, Inc.	105,339	13,906		4,433		114,812	$6,486,878	$(67,890)	$22,078

[1]	Represents net shares purchased.

[2]	Represents beneficial interest sold.

(d)	All or a portion of security held as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

(g)

In order to track the performance of its benchmark index, the Series sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

•	Financial futures contracts purchased as of June 30,2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

373	S&P 500 Index	September 2010	$20,314,742	$(1,168,652)

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$2,045,221,430	—	—	$2,045,221,430
Short-Term Securities	16,545,037	$92,298,450	—	108,843,487
Liabilities:
Investments in Securities:
Short Positions	(629,285)	—	—	(629,285)

Total	$2,061,137,182	$92,298,450	—	$2,153,435,632

[1]	See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Equity contracts	$ (1,168,652)	—	—	$ (1,168,652)

[2]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

22	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Statement of Assets and Liabilities	Master S&P 500 Index Series

June 30, 2010 (Unaudited)

Assets

Investments at value — unaffiliated (including securities loaned of $89,260,632) (cost — $2,047,606,039)	$2,038,734,552
Investments at value — affiliated (cost — $114,028,272)	115,330,365
Dividends receivable	2,839,986
Investments sold receivable	629,177
Securities lending income receivable — affiliated	19,535
Prepaid expenses	108,641

Total assets	2,157,662,256

Liabilities

Collateral on securities loaned at value	92,298,450
Short positions at value (proceeds — $629,177)	629,285
Withdrawals payable to investor	116,022
Margin variation receivable	159,917
Other affiliates payable	10,743
Investment advisory fees payable	8,496
Directors’ fees payable	1,098
Other accrued expenses payable	139,974
Other liabilities	133

Total liabilities	93,364,118

Net Assets	$2,064,298,138

Net Assets Consist of

Investor’s capital	$2,073,036,292
Net unrealized appreciation/depreciation	(8,738,154)

Net Assets	$2,064,298,138

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	23

Statement of Operations	Master S&P 500 Index Series

Six Months Ended June 30, 2010 (Unaudited)

Investment Income

Dividends — unaffiliated	$22,044,932
Securities lending — affiliated	95,291
Dividends — affiliated	29,777

Total income	22,170,000

Expenses

Accounting services	207,339
Investment advisory	113,586
Custodian	53,479
Professional	51,274
Directors	24,925
Registration	9,918
Printing	3,874
Miscellaneous	26,400

Total expenses	490,795
Less fees waived by advisor	(61,068)

Total expenses after fees waived	429,727

Net investment income	21,740,273

Realized and Unrealized Gain (Loss)

Net realized loss from:
Investments — unaffiliated	(4,709,695)
Investments — affiliated	(67,890)
Financial futures contracts	(1,997,310)

(6,774,895)

Net change in unrealized appreciation/depreciation on:
Investments	(159,887,147)
Short positions	(108)
Financial futures contracts	(1,164,013)

(161,051,268)

Total realized and unrealized loss	(167,826,163)

Net Decrease in Net Assets Resulting from Operations	$(146,085,890)

See Notes to Financial Statements.

24	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Statements of Changes in Net Assets	Master S&P 500 Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Operations

Net investment income	$21,740,273	$46,606,117
Net realized loss	(6,774,895)	(60,806,194)
Net change in unrealized appreciation/depreciation	(161,051,268)	510,710,328

Net increase (decrease) in net assets resulting from operations	(146,085,890)	496,510,251

Capital Transactions

Proceeds from contributions	319,361,435	667,013,781
Value of withdrawals	(387,636,019)	(838,713,754)

Net decrease in net assets derived from capital transactions	(68,274,584)	(171,699,973)

Net Assets

Total increase (decrease) in net assets	(214,360,474)	324,810,278
Beginning of period	2,278,658,612	1,953,848,334

End of period	$2,064,298,138	$2,278,658,612

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	25

Financial Highlights	Master S&P 500 Index Series

	Six Months Ended June 30, 2010 (Unaudited)

		Year Ended December 31,

		2009	2008	2007	2006	2005

Total Investment Return

Total investment return	(6.64)%[1]	26.61%	(36.92)%	5.56%	15.85%	4.96%

Ratios to Average Net Assets

Total expenses	0.04%[2]	0.05%	0.04%	0.04%	0.04%	0.03%

Total expenses after fees waived and paid indirectly	0.04%[2]	0.04%	0.04%	0.03%	0.04%	0.03%

Net investment income	1.91%[2]	2.32%	2.31%	1.95%	1.92%	1.84%

Supplemental Data

Net assets, end of period (000)	$2,064,298	$2,278,659	$1,953,848	$3,721,171	$2,810,633	$2,945,782

Portfolio turnover	3%	7%	8%	4%	4%	11%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

26	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Notes to Financial Statements (Unaudited)	Master S&P 500 Index Series

1. Organization and Significant Accounting Policies:

Master S&P 500 Index Series (the “Series”), a non-diversified, open–end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ policy is to fair value its financial instruments and derivatives at market value using independent dealers or pricing services selected under the supervision of the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	27

Notes to Financial Statements (continued)	Master S&P 500 Index Series

issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Series state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange. Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against default provided by the exchange on which they trade. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Series manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of June 30, 2010

	Liability Derivatives

	Statement of Assets and Liabilities Location	Value

Equity contracts	Net unrealized appreciation/ depreciation*	$1,168,652

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Six Months Ended June 30, 2010

Net Realized Loss from

Financial Futures Contracts

Equity contracts	$(1,997,310)

Net Change in Unrealized Appreciation/Depreciation on

Financial Futures Contracts

Equity contracts	$(1,164,013)

For the six months ended June 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Financial futures contracts:
Average number of contracts purchased	205
Average notional value of contracts purchased	$15,505,330

28	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Notes to Financial Statements (continued)	Master S&P 500 Index Series

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

Effective June 1, 2010, the Manager contractually agreed to waive its investment advisory fee by 0.005% of the average daily value of the Series’ net assets until May 1, 2011. This agreement may be terminated upon 90 days notice by a majority of the non-interested directors of the Series, or by a vote of a majority of the outstanding voting securities of the Series. Prior to June 1, 2010, the Manager had entered into an agreement which provided that the investment advisory fee for the Series, when combined with the administrative fee of S&P 500 Index Fund would not exceed 0.25% of average daily net assets until May 1, 2011. As a result, the Series paid a monthly fee at an annual rate of 0.005% of the average daily value of the Series’ net assets. For the six months ended June 30, 2010, the Series waived $56,793, which is included in fees waived by Advisor in the Statement of Operations.

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its advisory fees by the amount of investment advisory fees paid through its investment in other affiliated investment companies, if any. For the six months ended June 30, 2010, the Series waived $4,275, which is included in fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2010, the Series reimbursed the Manager $21,298 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities as securities loaned and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended June 30, 2010, BIM received $22,886 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2010, were $57,201,556 and $112,878,086, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the six months ended June 30, 2010.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	29

Notes to Financial Statements (concluded)	Master S&P 500 Index Series

6. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Quantitative Master Series LLC (the “Master LLC”) met on April 20, 2010 and May 18 – 19, 2010 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of the Master S&P 500 Index Series (the “Master Portfolio”), a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Master Portfolio. BlackRock S&P 500 Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who are not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio and the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Master Portfolio’s and/or the Fund’s operating expenses; (d) the resources devoted to and compliance reports relating to the Master Portfolio’s and the Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Corporation’s compliance with its respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Corporation’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, closed-end fund and institutional account product channels; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the Fund, as applicable, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio and/or the Fund to BlackRock; (f) sales and redemption

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	31

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

data regarding the Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18 – 19, 2010 Board meeting.

At an in-person meeting held on May 18 – 19, 2010, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master Portfolio, each for a one-year term ending June 30, 2011. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing performance and the investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio and the Fund. BlackRock and its affiliates and significant shareholders provide the Master Portfolio and the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Master Portfolio and the Fund with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio and the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Fund, as applicable. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the Fund. In preparation for the April 20, 2010 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was

32	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Master Portfolio and the Fund, as applicable, throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the Fund performed below the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for the Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, over the one-, three- and five-year periods the Fund met its objective of matching the risk and return of the S&P 500 Index before the application of fees and expenses.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Fund: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the Fund’s Lipper category. It also compared the Fund’s total expenses, as well as actual management fees, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio and the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended Decem-ber 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master Portfolio’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock (i) has contractually agreed to waive one-half of the advisory fee currently paid by the Master Portfolio and (ii) has contractually agreed to waive and/or reimburse fees and/or expenses so that the advisory fee for the Master Portfolio, when combined with the Fund’s administration fee, will not exceed a specified percentage of the Master Portfolio’s average daily net assets. Additionally, the Board noted that BlackRock has voluntarily agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Fund’s total operating expenses on a class-by-class basis, as applicable.

The Board noted that after discussions between the Board, including the Independent Board Members, and BlackRock, the Board approved BlackRock’s proposed contractual administration fee reduction effective June 1, 2010.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Fund increase. The Board also considered the extent to which the Master Portfolio and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio and the Fund to participate in these economies of scale, for example

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	33

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio and the Fund, including for administrative, transfer agency and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Master Portfolio, for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, for a one-year term ending June 30, 2011. As part of its approval, the Board of the Master LLC considered the detailed review of BlackRock’s fee structure, as it applies to the Master LLC, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to be satisfactory. In arriving at a decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

34	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
Anne Ackerley, Fund/Master LLC President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Fund/Master LLC
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company
Boston, MA 02266

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	35

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Fund/Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

36	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	37

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

38	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2010
2015
2020
2025
2030
2035
2040
2045
2050

BlackRock LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2010	39

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index 4-06/10

BlackRock Small Cap Index Fund
OF BLACKROCK INDEX FUNDS, INC.

SEMI-ANNUAL REPORT
JUNE 30, 2010 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the past several months have seen high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe and mixed economic data that have raised concerns over the possibility that some economies could slide back into recession. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode for most regions of the world. Regarding the US economy, we believe it is unlikely that the United States will experience a “double dip” recession, although we acknowledge that subpar growth is likely to persist for some time.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. Volatility levels, however, have remained elevated — primarily as a result of uneven economic data and lingering deflation issues (especially in Europe). As the period drew to a close, equity markets had endured a significant correction that drove stock prices into negative territory on a year-to-date basis in almost every market. Over a 12-month basis, however, global equities posted positive returns thanks to improving corporate revenues and profits and a reasonably strong macro backdrop. From a geographic perspective, US equities have significantly outpaced their international counterparts over the past six and twelve months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down. Within the United States, smaller cap stocks have noticeably outperformed large caps.

In fixed income markets, yields have been moving unevenly over the past six and twelve months as improving economic conditions have been acting to push Treasury yields higher (and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close, however, Treasury yields fell sharply as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. As a result, US Treasuries became one of the world’s best-performing asset classes on a six-month basis. High yield bonds have also continued to perform well, thanks in large part to ongoing high levels of investor demand. Meanwhile, municipal bonds performed in line with their taxable counterparts on a 12-month basis, but slightly underperformed over the last six months as investors rotated to the relative safety of Treasuries.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of June 30, 2010	6-month	12-month

US equities (S&P 500 Index)	(6.65)%	14.43%

Small cap US equities (Russell 2000 Index)	(1.95)	21.48

International equities (MSCI Europe, Australasia, Far East Index)	(13.23)	5.92

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.16

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	9.36	8.20

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.33	9.50

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.31	9.61

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.45	26.66

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Although conditions are certainly better than they were a couple of years ago, global financial markets continue to face high volatility and questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2010	BlackRock Small Cap Index Fund

Portfolio Management Commentary

How did the Fund perform?

•

Through the investment of BlackRock Small Cap Index Fund (the “Fund”) in Master Small Cap Index Series (the “Series”) of Quantitative Master Series LLC (the “Master LLC”), for the six months ended June 30, 2010, the Institutional and Investor A Shares of the Fund underperformed its benchmark, the Russell 2000 Index. The Russell 2000 Index is a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization US companies in a range of businesses.

•	Returns for the Fund’s respective share classes differ from the benchmark based on individual share-class expenses.

Describe the market environment.

•

At the beginning of 2010, we expected to see a modest cyclical recovery. For the first four months of the year, the cyclical recovery did dominate, but over the past two months, structural problems (especially those in Europe) began to win out, and risk assets (including US equities) have struggled. Financial markets took a dramatic turn in late April, as investor sentiment became dominated by concerns over the European sovereign debt crisis, some less-positive economic data and uncertainty over financial regulatory reform in the United States. Volatility levels moved noticeably higher over the past several months, and investors embarked on a renewed “flight to quality,” abandoning risk assets such as stocks in favor of safer alternatives, most notably US Treasury bonds and gold.

•	In the United States, the Dow Jones Industrial Average fell 5.00% and the Nasdaq Composite lost 6.63%, while the Russell 2000 Index fell only 1.95%.

•

Within the benchmark Russell 2000 Index, only three of the ten sectors posted positive returns for the period. Consumer Discretionary (+1.73%), Consumer Staples (+0.83%) and Financials (+0.79%) emerged as the best performing sectors over the period, while Telecommunication Services (–11.65%), Energy (–10.92%) and Materials (–8.03%) experienced the largest negative returns.

Describe recent portfolio activity.

•

During the six-month period, as changes were made to the composition of the Russell 2000 Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

4	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any.

[2]

The Fund invests all of its assets in Master Small Cap Index Series (the “Series”) of Quantitative Master Series LLC. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000 Index and other types of financial instruments.

[3]	This unmanaged index is a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization US companies in a range of businesses.

Performance Summary for the Period Ended June 30, 2010

		Average Annual Total Returns[4]
	6-Month Total Returns
		1 Year	5 Years	10 Years

Institutional	(1.96)%	21.20%	(0.06)%	2.58%
Investor A	(2.16)	20.81	(0.31)	2.32
Russell 2000 Index	(1.95)	21.48	0.37	3.00

[4]

Average annual total returns reflect reductions for service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees.

Past performance is not indicative of future results.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, redemption fees and exchange fees; and (b) operating expenses including advisory fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on January 1, 2010 and held through June 30, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio

Institutional	$1,000	$980.40	$2.60	$1,000	$1,022.17	$2.66	0.53%
Investor A	$1,000	$978.40	$3.88	$1,000	$1,020.88	$3.96	0.79%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the Fund and the Series in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Statement of Assets and Liabilities	BlackRock Small Cap Index Fund

June 30, 2010 (Unaudited)

Assets

Investments at value — Master Small Cap Index Series (the “Series”) (cost — $92,696,787)	$93,183,070
Capital shares sold receivable	146,837
Prepaid expenses	14,889

Total assets	93,344,796

Liabilities

Withdrawals payable from the Series	89,638
Capital shares redeemed payable	57,199
Administration fees payable	23,511
Distribution fees payable	7,970
Other affiliates payable	1,636
Officer’s fees payable	12
Other accrued expenses payable	17,641

Total liabilities	197,607

Net Assets	$93,147,189

Net Assets Consist of

Paid-in capital	$118,566,498
Undistributed net investment income	178,263
Accumulated net realized loss allocated from the Series	(26,083,855)
Net unrealized appreciation/depreciation allocated from the Series	486,283

Net Assets	$93,147,189

Net Asset Value

Institutional — Based on net assets of $56,061,042 and 5,897,295 shares outstanding, 125 million shares authorized, $0.0001 par value	$9.51

Investor A — Based on net assets of $37,086,147 and 3,904,922 shares outstanding, 125 million shares authorized, $0.0001 par value	$9.50

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	7

Statement of Operations	BlackRock Small Cap Index Fund

Six Months Ended June 30, 2010 (Unaudited)

Investment Income

Net investment income allocated from the Series:
Dividends — unaffiliated	$415,146
Foreign taxes withheld	(1,240)
Securities lending — affiliated	34,537
Dividends — affiliated	2,605
Expenses	(37,847)

Total income	413,201

Expenses

Administration	144,064
Service — Investor A	50,488
Transfer agent — Institutional	16,150
Transfer agent — Investor A	13,186
Printing	26,805
Registration	14,277
Professional	10,397
Officers	23
Miscellaneous	4,091

Total expenses	279,481
Less fees waived by administrator	(2,669)

Total expenses after fees waived	276,812

Net investment income	136,389

Realized and Unrealized Gain (Loss) Allocated from the Series

Net realized gain from investments and financial futures contracts	571,175
Net change in unrealized appreciation/depreciation on investments and financial futures contracts	(2,726,744)

Total realized and unrealized loss	(2,155,569)

Net Decrease in Net Assets Resulting from Operations	$(2,019,180)

See Notes to Financial Statements.

8	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Statements of Changes in Net Assets	BlackRock Small Cap Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Operations

Net investment income	$136,389	$587,044
Net realized gain (loss)	571,175	(8,274,246)
Net change in unrealized appreciation/depreciation	(2,726,744)	27,253,654

Net increase (decrease) in net assets resulting from operations	(2,019,180)	19,566,452

Dividends to Shareholders From

Net investment income:
Institutional	—	(376,750)
Investor A	—	(174,904)

Decrease in net assets resulting from dividends to shareholders	—	(551,654)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	1,081,515	(1,003,872)

Redemption Fee

Redemption fee	1,432	864

Net Assets

Total increase (decrease) in net assets	(936,233)	18,011,790
Beginning of period	94,083,422	76,071,632

End of period	$93,147,189	$94,083,422

Undistributed net investment income	$178,263	$41,874

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	9

Financial Highlights	BlackRock Small Cap Index Fund

	Institutional

	Six Months Ended June 30, 2010 (Unaudited)
		Year Ended December 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.70	$7.71	$13.79	$15.48	$14.36	$14.10

Net investment income[1]	0.02	0.07	0.14	0.20	0.17	0.10
Net realized and unrealized gain (loss)[2]	(0.21)	1.98	(4.86)	(0.50)	2.34	0.49

Net increase (decrease) from investment operations	(0.19)	2.05	(4.72)	(0.30)	2.51	0.59

Dividends and distributions from:
Net investment income	—	(0.06)	(0.15)	(0.20)	(0.17)	(0.11)
Net realized gain	—	—	(1.09)	(1.19)	(1.22)	(0.22)
Tax return of capital	—	—	(0.12)	—	—	—

Total dividends and distributions	—	(0.06)	(1.36)	(1.39)	(1.39)	(0.33)

Net asset value, end of period	$9.51	$9.70	$7.71	$13.79	$15.48	$14.36

Total Investment Return[3]

Based on net asset value	(1.96)%[4]	26.67%	(34.01)%	(1.91)%	17.49%	4.16%

Ratios to Average Net Assets[5]

Total expenses	0.53%[6]	0.56%	0.53%	0.48%	0.49%	0.54%

Total expenses after fees waived	0.53%[6]	0.56%	0.52%	0.48%	0.49%	0.53%

Net investment income	0.38%[6]	0.85%	1.19%	1.23%	1.10%	0.69%

Supplemental Data

Net assets, end of period (000)	$56,061	$55,744	$46,285	$66,085	$79,032	$63,671

Portfolio turnover of the Series	16%	43%	42%	26%	40%	37%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

10	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Financial Highlights (concluded)	BlackRock Small Cap Index Fund

	Investor A

	Six Months Ended June 30, 2010 (Unaudited)
		Year Ended December 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.71	$7.72	$13.79	$15.47	$14.36	$14.10

Net investment income[1]	0.01	0.05	0.11	0.15	0.13	0.06
Net realized and unrealized gain (loss)[2]	(0.22)	1.98	(4.85)	(0.48)	2.33	0.49

Net increase (decrease) from investment operations	(0.21)	2.03	(4.74)	(0.33)	2.46	0.55

Dividends and distributions from:
Net investment income	—	(0.04)	(0.12)	(0.16)	(0.13)	(0.07)
Net realized gain	—	—	(1.09)	(1.19)	(1.22)	(0.22)
Tax return of capital	—	—	(0.12)	—	—	—

Total dividends and distributions	—	(0.04)	(1.33)	(1.35)	(1.35)	(0.29)

Net asset value, end of period	$9.50	$9.71	$7.72	$13.79	$15.47	$14.36

Total Investment Return[3]

Based on net asset value	(2.16)%[4]	26.36%	(34.19)%	(2.12)%	17.14%	3.88%

Ratios to Average Net Assets[5]

Total expenses	0.79%[6]	0.82%	0.80%	0.73%	0.74%	0.80%

Total expenses after fees waived	0.79%[6]	0.82%	0.79%	0.73%	0.74%	0.79%

Net investment income	0.12%[6]	0.59%	0.91%	0.98%	0.84%	0.43%

Supplemental Data

Net assets, end of period (000)	$37,086	$38,340	$29,787	$47,605	$54,083	$48,896

Portfolio turnover of the Series	16%	43%	42%	26%	40%	37%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	11

Notes to Financial Statements (Unaudited)	BlackRock Small Cap Index Fund

1. Organization and Significant Accounting Policies:

BlackRock Small Cap Index Fund (the “Fund”) a series of BlackRock Index Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series) of Quantitative Master Series LLC ( the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The percentage of the Series owned by the Fund at June 30, 2010 was 32%. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers two classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series, including categorization of fair value measurements, is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Series are accounted for on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

12	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Notes to Financial Statements (continued)	BlackRock Small Cap Index Fund

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.29% of the average daily value of the Fund’s net assets. The Fund does not pay an Advisory fee or investment management fee.

The Administrator voluntarily agreed to waive and/or reimburse fees or expenses in order to limit total annual Fund operating expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) to 0.60% for Institutional Shares and 0.85% for Investor A Shares. These voluntary waivers and reimbursements may be reduced or discontinued at any time without notice. This amount is shown as fees waived by administrator in the Statement of Operations.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing to Investor A shareholders.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Effective July 1, 2010, PNCGIS was sold to The Bank of New York Mellon Corporation and is no longer considered an affiliate of the Administrator. At the close of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended June 30, 2010, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent in the Statement of Operations.

Institutional	$162
Investor A	$456

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Corporation’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of December 31, 2009, the Fund had capital loss carryforwards in the amount of $24,323,969 available to offset future realized capital gains, which expires December 31, 2017.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	13

Notes to Financial Statements (concluded)	BlackRock Small Cap Index Fund

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009

	Shares	Amount	Shares	Amount

Institutional

Shares sold	1,095,750	$11,339,403	2,468,390	$19,948,606
Shares issued to shareholders in reinvestment of dividends	—	—	37,621	356,525

Total issued	1,095,750	11,339,403	2,506,011	20,305,131
Shares redeemed	(942,336)	(9,732,435)	(2,765,597)	(22,094,097)

Net increase (decrease)	153,414	$1,606,968	(259,586)	$(1,788,966)

Investor A

Shares sold	397,998	$4,120,329	913,818	$7,405,033
Shares issued to shareholders in reinvestment of dividends	—	—	16,832	159,562

Total issued	397,998	4,120,329	930,650	7,564,595
Shares redeemed	(442,251)	(4,645,782)	(842,085)	(6,779,501)

Net increase (decrease)	(44,253)	$(525,453)	88,565	$785,094

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemptions fees are recorded as credit to paid-in-capital.

5. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

The Fund paid a net investment income dividend on July 23, 2010 to shareholders of record on July 21, 2010 as follows:

Dividend Per Share

Institutional	$0.004431
Investor A	$0.004404

14	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Portfolio Information	Master Small Cap Index Series

As of June 30, 2010

Ten Largest Holdings	Percent of Long-Term Investments

Salix Pharmaceuticals Ltd.	0.2%
MFA Financial, Inc.	0.2
Jack Henry & Associates, Inc.	0.2
TIBCO Software, Inc.	0.2
Rock-Tenn Co., Class A	0.2
Nordson Corp.	0.2
ev3, Inc.	0.2
Highwoods Properties, Inc.	0.2
Psychiatric Solutions, Inc.	0.2
Deckers Outdoor Corp.	0.2

Sector Allocation	Percent of Long-Term Investments

Financial Services	22%
Technology	16
Consumer Discretionary	15
Health Care	14
Producer Durables	14
Materials & Processing	7
Energy	5
Utilities	4
Consumer Staples	3

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	15

Schedule of Investments June 30, 2010 (Unaudited)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Advertising Agencies — 0.9%
Arbitron, Inc.	8,013	$205,373
Constant Contact, Inc. (a)(b)	8,610	183,651
DG FastChannel, Inc. (a)	7,510	244,676
Dex One Corp. (a)	15,000	285,000
Harte-Hanks, Inc.	11,633	121,565
InterDigital, Inc. (a)(b)	13,144	324,525
National CineMedia, Inc.	13,123	218,629
QuinStreet, Inc. (a)	3,136	36,095
SuperMedia, Inc. (a)	3,894	71,221
Valassis Communications, Inc. (a)	14,966	474,722
ValueClick, Inc. (a)	24,393	260,761
Viad Corp.	6,376	112,537

		2,538,755

Aerospace — 1.4%
AAR Corp. (a)	11,639	194,837
AeroVironment, Inc. (a)	4,967	107,933
Applied Energetics, Inc. (a)	24,385	25,117
Argon ST, Inc. (a)	4,031	138,223
Astronics Corp. (a)	2,930	47,935
Ceradyne, Inc. (a)	7,587	162,134
Cubic Corp.	4,676	170,113
Curtiss-Wright Corp.	13,509	392,301
Ducommun, Inc.	3,300	56,430
Esterline Technologies Corp. (a)	8,871	420,929
GenCorp, Inc. (a)	17,546	76,851
Heico Corp.	8,748	314,228
Herley Industries, Inc. (a)	4,257	60,705
Kaman Corp., Class A	7,809	172,735
Kratos Defense & Security Solutions, Inc. (a)	4,949	51,965
LMI Aerospace, Inc. (a)	2,724	42,957
Ladish Co., Inc. (a)	4,734	107,556
Moog, Inc., Class A (a)	13,539	436,362
Orbital Sciences Corp. (a)	17,124	270,046
Teledyne Technologies, Inc. (a)	10,752	414,812
Triumph Group, Inc.	4,955	330,152

		3,994,321

Agriculture, Fishing & Ranching — 0.5%
The Andersons, Inc.	5,575	181,689
Cadiz, Inc. (a)	4,204	50,742
Cal-Maine Foods, Inc.	4,243	135,479
Calavo Growers, Inc.	3,536	63,507
Fresh Del Monte Produce, Inc. (a)	11,876	240,370
Limoneira Co.	2,434	52,964
Pilgrims Pride Corp. (a)	15,377	101,027
Sanderson Farms, Inc.	6,786	344,322
Seaboard Corp.	96	144,960

		1,315,060

Air Transport — 1.0%
Air Transport Services Group, Inc. (a)	16,200	77,112
AirTran Holdings, Inc. (a)	40,304	195,475
Alaska Air Group, Inc. (a)	10,698	480,875
Allegiant Travel Co. (b)	4,560	194,666
Atlas Air Worldwide Holdings, Inc. (a)	7,760	368,600
Bristow Group, Inc. (a)	10,773	316,726
Hawaiian Holdings, Inc. (a)	15,735	81,350
JetBlue Airways Corp. (a)	73,190	401,813
PHI, Inc. (a)	4,223	59,502
Pinnacle Airlines Corp. (a)	6,116	33,271

Common Stocks	Shares	Value

Air Transport (concluded)
Republic Airways Holdings, Inc. (a)	10,400	$63,544
SkyWest, Inc.	16,732	204,465
US Airways Group, Inc. (a)(b)	48,454	417,189

		2,894,588

Alternative Energy — 0.3%
Clean Energy Fuels Corp. (a)(b)	12,215	182,492
Comverge, Inc. (a)	7,823	70,094
EnerNOC, Inc. (a)(b)	5,961	187,414
Green Plains Renewable Energy (a)	4,980	50,896
Rex American Resources Corp. (a)	2,365	37,840
Syntroleum Corp. (a)	22,130	36,293
USEC, Inc. (a)	34,150	162,554

		727,583

Aluminum — 0.1%
Century Aluminum Co. (a)	19,199	169,527
Kaiser Aluminum Corp.	4,605	159,656

		329,183

Asset Management & Custodian — 0.9%
American Capital Ltd. (a)(b)	101,892	491,120
Apollo Investment Corp.	58,849	549,061
Artio Global Investors, Inc.	8,318	130,925
Calamos Asset Management, Inc., Class A	5,840	54,195
Capital Southwest Corp.	869	76,394
Cohen & Steers, Inc. (b)	5,134	106,479
Cowen Group, Inc., Class A (a)	11,221	46,006
Diamond Hill Investments Group	728	41,270
Epoch Holding Corp.	4,127	50,638
Fifth Street Finance Corp.	13,513	149,048
Financial Engines, Inc. (a)	4,059	55,203
GAMCO Investors, Inc., Class A	2,066	76,855
Golub Capital BDC, Inc.	2,265	32,661
Harris & Harris Group, Inc. (a)	9,712	39,722
JMP Group, Inc.	4,706	29,130
MCG Capital Corp.	23,131	111,723
MVC Capital, Inc.	7,347	94,923
NGP Capital Resources Co.	6,861	49,193
National Financial Partners Corp. (a)	12,618	123,278
Oppenheimer Holdings, Inc.	3,009	72,066
Solar Capital Ltd.	1,659	31,952
THL Credit, Inc. (a)	2,766	31,809
TICC Capital Corp.	8,304	69,754
Virtus Investment Partners, Inc. (a)	1,648	30,851
Westwood Holdings Group, Inc.	1,758	61,794

		2,606,050

Auto Parts — 0.7%
ATC Technology Corp. (a)	5,990	96,559
American Axle & Manufacturing Holdings, Inc. (a)	16,952	124,258
Amerigon, Inc. (a)	6,500	47,970
ArvinMeritor, Inc. (a)	28,139	368,621
Dana Holding Corp. (a)	42,025	420,250
Dorman Products, Inc. (a)	3,377	68,654
Exide Technologies (a)	22,951	119,345
Fuel Systems Solutions, Inc. (a)(b)	4,251	110,313
Standard Motor Products, Inc.	5,982	48,275
Stoneridge, Inc. (a)	4,767	36,182
Superior Industries International, Inc.	6,929	93,126
Tenneco, Inc. (a)	17,879	376,532
U.S. Auto Parts Network, Inc. (a)	4,321	25,926

		1,936,011

See Notes to Financial Statements.

16	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Services — 0.1%
Cooper Tire & Rubber Co. (b)	18,228	$355,446

Back Office Support, HR, & Consulting — 1.4%
APAC Customer Services, Inc. (a)	10,021	57,120
Administaff, Inc.	6,459	156,049
The Advisory Board Co. (a)	4,685	201,268
Barrett Business Services, Inc.	2,631	32,624
CBIZ, Inc. (a)	13,553	86,197
CDI Corp.	4,021	62,446
CRA International, Inc. (a)	3,485	65,623
Compass Diversified Holdings	10,042	134,663
Corporate Executive Board Co.	10,242	269,057
CoStar Group, Inc. (a)	6,194	240,327
Diamond Management & Technology Consultants, Inc.	7,358	75,861
Dice Holdings, Inc. (a)	5,025	34,773
ExlService Holdings, Inc. (a)	4,738	81,351
Forrester Research, Inc. (a)	4,445	134,506
GP Strategies Corp. (a)	4,600	33,396
Heidrick & Struggles International, Inc.	5,334	121,722
Hudson Highland Group, Inc. (a)	10,272	45,197
Huron Consulting Group, Inc. (a)	6,670	129,465
ICF International, Inc. (a)	5,280	126,350
Kelly Services, Inc., Class A (a)	8,245	122,603
Kforce, Inc. (a)	9,379	119,582
Korn/Ferry International (a)	13,821	192,112
LECG Corp. (a)	9,818	25,527
Liquidity Services, Inc. (a)	4,300	55,728
LoopNet, Inc. (a)	6,083	75,003
MAXIMUS, Inc.	5,236	303,007
Manpower, Inc.	—	17
Navigant Consulting, Inc. (a)	15,244	158,233
On Assignment, Inc. (a)	11,551	58,102
Resources Connection, Inc. (a)	13,972	190,019
SFN Group, Inc. (a)	16,030	87,524
SYKES Enterprises, Inc. (a)	12,455	177,235
TeleTech Holdings, Inc. (a)	9,140	117,815
TrueBlue, Inc. (a)	13,277	148,570
Volt Information Sciences, Inc. (a)	4,837	40,631

		3,959,703

Banks: Diversified — 6.2%
1st Source Corp.	4,666	78,949
1st United BanCorp., Inc. (a)	6,966	51,270
Alliance Financial Corp.	1,610	44,758
American National Bankshares, Inc.	2,097	44,855
Ameris Bancorp	7,382	71,310
Ames National Corp.	2,595	50,706
Arrow Financial Corp.	2,945	68,029
Bancfirst Corp.	2,089	76,228
Banco Latinoamericana De Comercio Exterior SA	8,601	107,426
The Bancorp, Inc. (a)	7,101	55,601
Bancorp Rhode Island, Inc.	1,320	34,584
Bank of Marin Bancorp	1,727	55,143
Bank of the Ozarks, Inc.	3,914	138,830
Boston Private Financial Holdings, Inc.	21,013	135,114
Bridge Bancorp, Inc.	2,116	51,376
Bryn Mawr Bank Corp.	2,799	46,967
CNB Financial Corporation	3,069	33,698
CVB Financial Corp. (b)	26,827	254,856
Camden National Corp.	2,404	66,038
Capital City Bank Group, Inc. (b)	3,783	46,834
Cardinal Financial Corp.	8,913	82,356

Common Stocks	Shares	Value

Banks: Diversified (continued)
Cathay General Bancorp	23,631	$244,108
Center Financial Corp. (a)	11,027	56,789
Centerstate Banks, Inc.	6,845	69,066
Chemical Financial Corp.	7,349	160,061
Citizens & Northern Corp.	3,947	42,233
Citizens Banking Corp. (a)	119,962	101,968
City Holding Co.	4,704	131,148
CoBiz Financial, Inc.	10,294	67,837
Columbia Banking System, Inc.	11,788	215,249
Community Bank System, Inc.	9,923	218,604
Community Trust Bancorp, Inc.	4,181	104,943
Danvers Bancorp, Inc.	5,866	84,764
Eagle Bancorp, Inc. (a)	5,134	60,479
Enterprise Financial Services Corp.	4,884	47,082
F.N.B. Corp.	34,235	274,907
Financial Institutions, Inc.	3,303	58,661
First Bancorp, Inc.	2,937	38,563
First Bancorp, North Carolina	4,594	66,567
First Busey Corp. (b)	16,534	74,899
First Commonwealth Financial Corp.	26,125	137,156
First Community Bancshares, Inc.	4,913	72,172
First Financial Bancorp	17,309	258,770
First Financial Bankshares, Inc.	6,139	295,225
First Financial Corp.	3,422	88,322
First Merchants Corp.	8,112	68,790
First Midwest Bancorp, Inc.	22,176	269,660
The First of Long Island Corp.	1,918	49,312
First South Bancorp, Inc.	2,851	30,249
FirstMerit Corp.	32,081	549,548
German American Bancorp, Inc.	3,588	54,896
Glacier Bancorp, Inc.	21,509	315,537
Greene County Bancshares, Inc. (a)	3,759	48,002
Hancock Holding Co.	8,558	285,495
Heartland Financial USA, Inc. (b)	4,086	70,606
Home Bancshares, Inc.	6,655	151,801
Hudson Valley Holding Corp.	3,608	83,417
IBERIABANK Corp.	7,945	409,009
International Bancshares Corp.	15,758	263,001
Investors Bancorp, Inc. (a)	14,211	186,448
Lakeland Bancorp, Inc.	6,523	55,576
Lakeland Financial Corp.	4,970	99,301
MA Independent Bank Corp.	6,415	158,322
MB Financial, Inc.	15,893	292,272
MT First Interstate Bancsystem, Inc.	3,928	61,787
MainSource Financial Group, Inc.	6,605	47,358
Merchants Bancshares, Inc.	1,733	38,507
Meridian Interstate Bancorp, Inc. (a)	3,105	33,845
Metro Bancorp, Inc. (a)	4,251	52,457
Midsouth Bancorp, Inc.	2,564	32,742
NBT Bancorp, Inc.	10,316	210,653
Nara Bancorp, Inc. (a)	11,626	98,007
National Bankshares, Inc.	2,223	53,863
National Penn Bancshares, Inc.	38,212	229,654
Old National Bancorp	25,936	268,697
Oriental Financial Group	9,855	124,764
Orrstown Financial Service, Inc.	2,100	46,473
Pacific Continental Corp.	5,880	55,684
PacWest Bancorp	9,298	170,246
Park National Corp. (b)	3,678	239,217
Peapack-Gladstone Financial Corp.	2,883	33,731
Penns Woods Bancorp, Inc.	1,395	42,436
Peoples Bancorp, Inc.	3,253	47,169
Pinnacle Financial Partners, Inc. (a)	10,234	131,507

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	17

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks: Diversified (concluded)
PrivateBancorp, Inc.	15,651	$173,413
Prosperity Bancshares, Inc.	13,829	480,558
Provident Financial Services, Inc.	17,989	210,291
Renasant Corp.	6,616	94,940
Republic Bancorp, Inc., Class A	2,989	66,954
Rockville Financial, Inc.	2,684	31,966
Roma Financial Corp.	2,733	29,680
S&T Bancorp, Inc. (b)	7,470	147,607
SCBT Financial Corp.	3,877	136,548
SVB Financial Group (a)	12,436	512,736
SY Bancorp, Inc.	3,648	83,831
Sandy Spring Bancorp, Inc.	7,344	102,889
Sierra Bancorp	3,072	35,328
Signature Bank (a)	12,173	462,696
Simmons First National Corp., Class A	5,178	135,974
Southside Bancshares, Inc.	4,953	97,277
Southwest Bancorp, Inc.	5,806	77,162
State Bancorp, Inc.	5,431	51,595
StellarOne Corp.	7,122	90,948
Sterling Bancorp	8,268	74,412
Sterling Bancshares, Inc.	27,802	130,947
Suffolk Bancorp	2,985	92,356
Susquehanna Bancshares, Inc.	38,936	324,337
Taylor Capital Group, Inc. (a)	3,084	39,907
Texas Capital Bancshares, Inc. (a)	10,935	179,334
Tompkins Trustco, Inc.	2,401	90,638
Tower Bancorp, Inc.	1,863	40,781
Towne Bank (b)	7,182	104,283
Trico Bancshares	4,347	73,595
TrustCo Bank Corp. NY	23,237	130,127
Trustmark Corp.	18,948	394,497
UMB Financial Corp.	9,330	331,775
Umpqua Holdings Corp.	34,358	394,430
Union First Market Bankshares Corp.	5,521	67,687
United Bankshares, Inc. (b)	11,591	277,489
United Community Banks, Inc. (a)	28,666	113,231
Univest Corp. of Pennsylvania	5,148	89,163
Virginia Commerce Bancorp (a)	6,485	40,531
Washington Banking Co.	4,760	60,880
Washington Trust Bancorp, Inc.	4,461	76,015
Webster Financial Corp.	19,554	350,799
WesBanco, Inc.	7,031	118,472
West Bancorp., Inc. (a)	5,064	34,486
West Coast Bancorp (a)	28,990	73,924
Westamerica Bancorp. (b)	8,584	450,832
Western Alliance Bancorp (a)	17,825	127,805
Whitney Holding Corp.	28,802	266,418
Wilshire Bancorp, Inc.	6,088	53,270
Wintrust Financial Corp.	9,271	309,095

		17,958,449

Banks: Savings, Thrift & Mortgage Lending — 1.1%
Abington Bancorp, Inc.	6,673	58,189
Astoria Financial Corp.	25,494	350,797
Bank Mutual Corp.	14,337	81,434
BankFinancial Corp.	6,200	51,522
Beneficial Mutual Bancorp, Inc. (a)	10,346	102,219
Berkshire Hills Bancorp, Inc.	4,386	85,439
BofI Holding, Inc. (a)	2,218	31,318
Brookline Bancorp, Inc.	17,740	157,531
Dime Community Bancshares, Inc.	8,192	101,007

Common Stocks	Shares	Value

Banks: Savings, Thrift & Mortgage Lending (concluded)
ESB Financial Corp.	2,997	$39,111
ESSA Bancorp, Inc.	4,914	60,491
First Financial Holdings, Inc.	5,188	59,403
Flagstar BanCorp., Inc. (a)	14,476	45,455
Flushing Financial Corp.	9,466	115,769
Great Southern Bancorp, Inc.	3,095	62,860
Heritage Financial Corp. (a)	2,942	44,042
Home Bancorp, Inc. (a)	2,774	35,812
Home Federal Bancorp, Inc.	5,300	66,939
Kearny Financial Corp.	4,644	42,539
NewAlliance Bancshares, Inc.	31,305	350,929
Northfield Bancorp, Inc.	5,502	71,416
Northwest Bancshares, Inc.	32,849	376,778
OceanFirst Financial Corp.	4,601	55,534
Ocwen Financial Corp. (a)	22,274	226,972
OmniAmerican Bancorp, Inc. (a)	3,994	45,092
Oritani Financial Corp.	16,846	168,460
Provident New York Bancorp	11,920	105,492
Territorial BanCorp., Inc.	3,793	71,877
United Financial Bancorp, Inc.	5,370	73,301
ViewPoint Financial Group	3,233	44,777
WSFS Financial Corp.	1,549	55,656
Westfield Financial, Inc.	9,012	75,070

		3,313,231

Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)	2,675	180,429

Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	1,333	63,877
Farmer Bros. Co.	2,387	36,020
Heckmann Corp. (a)(b)	27,229	126,342
National Beverage Corp.	3,470	42,612
Peet’s Coffee & Tea, Inc. (a)	3,552	139,487

		408,338

Biotechnology — 3.1%
AMAG Pharmaceuticals, Inc. (a)	6,316	216,955
AVI BioPharma, Inc. (a)	34,178	55,027
Accelrys, Inc. (a)	8,858	57,134
Acorda Therapeutics, Inc. (a)	11,626	361,685
Affymax, Inc. (a)	6,383	38,170
Albany Molecular Research, Inc. (a)	7,440	38,465
Allos Therapeutics, Inc. (a)	23,763	145,667
Alnylam Pharmaceuticals, Inc. (a)	10,998	165,190
Arena Pharmaceuticals, Inc. (a)(b)	30,910	94,894
Ariad Pharmaceuticals, Inc. (a)	33,664	94,932
Arqule, Inc. (a)	12,752	54,834
Array Biopharma, Inc. (a)	16,502	50,331
BioMimetic Therapeutics, Inc. (a)	4,824	53,643
Biosante Pharmaceuticals, Inc. (a)	20,480	36,045
Biotime, Inc. (a)	6,680	41,149
Celera Corp. (a)	24,703	161,805
Celldex Therapeutics, Inc. (a)	9,844	44,889
Cepheid, Inc. (a)	17,847	285,909
Chelsea Therapeutics International, Inc. (a)	10,081	29,537
Clinical Data, Inc. (a)	3,345	41,612
Combinatorx, Inc. (a)	21,729	31,507
Cubist Pharmaceuticals, Inc. (a)	17,260	355,556
Curis, Inc. (a)	23,604	32,810
Cypress Bioscience, Inc. (a)	12,166	27,982
Cytokinetics, Inc. (a)	14,961	35,458
Cytori Therapeutics, Inc. (a)	12,791	44,513

See Notes to Financial Statements.

18	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Biotechnology (concluded)
CytRx Corp. (a)	37,640	$28,983
Dyax Corp. (a)	30,092	68,309
Dynavax Technologies Corp. (a)	22,519	41,885
Emergent Biosolutions, Inc. (a)	5,657	92,435
Enzo Biochem, Inc. (a)	10,424	42,426
Enzon Pharmaceuticals, Inc. (a)(b)	14,968	159,409
Exact Sciences Corp. (a)	11,168	49,139
Exelixis, Inc. (a)	32,821	113,889
Furiex Pharmaceuticals, Inc. (a)	2,637	26,792
Genomic Health, Inc. (a)(b)	4,272	55,237
Geron Corp. (a)(b)	29,274	146,955
Halozyme Therapeutics, Inc. (a)	21,725	152,944
Idenix Pharmaceuticals, Inc. (a)	11,092	55,460
ImmunoGen, Inc. (a)	20,445	189,525
Immunomedics, Inc. (a)(b)	19,500	60,255
Incyte Corp. (a)	26,476	293,089
Inhibitex, Inc. (a)	15,621	39,833
Inovio Pharmaceuticals, Inc. (a)	26,434	26,963
InterMune, Inc. (a)	13,725	128,329
Kensey Nash Corp. (a)	2,432	57,663
Keryx Biopharmaceuticals, Inc. (a)	15,456	56,569
Lexicon Genetics, Inc. (a)	60,374	77,279
Ligand Pharmaceuticals, Inc., Class B (a)	37,409	54,617
MannKind Corp. (a)(b)	18,741	119,755
Martek Biosciences Corp. (a)	9,923	235,274
Maxygen, Inc. (a)	9,719	53,746
Medivation, Inc. (a)(b)	10,272	90,804
Metabolix, Inc. (a)	8,165	116,841
Micromet, Inc. (a)	24,448	152,555
Momenta Pharmaceuticals, Inc. (a)	12,111	148,481
NPS Pharmaceuticals, Inc. (a)	17,999	115,914
Nabi Biopharmaceuticals (a)	13,970	75,997
Nektar Therapeutics (a)	28,384	343,446
Neuralstem, Inc. (a)	13,499	33,747
Neurocrine Biosciences, Inc. (a)	14,916	83,530
Neurogesx, Inc. (a)	3,644	24,160
Novavax, Inc. (a)(b)	25,850	56,094
Omeros Corp. (a)	6,077	45,091
Onyx Pharmaceuticals, Inc. (a)	18,755	404,920
Opko Health, Inc. (a)	27,628	62,439
Orexigen Therapeutics, Inc. (a)	10,000	42,000
Osiris Therapeutics, Inc. (a)	5,369	31,194
PDL BioPharma, Inc.	35,489	199,448
Peregrine Pharmaceuticals, Inc. (a)	16,080	34,572
Pharmasset, Inc. (a)	8,933	244,228
Progenics Pharmaceuticals, Inc. (a)	8,908	48,816
Pure Bioscience (a)	11,689	27,937
RTI Biologics, Inc. (a)	17,025	49,883
Rigel Pharmaceuticals, Inc. (a)	16,005	115,236
Sangamo Biosciences, Inc. (a)	14,038	52,081
Savient Pharmaceuticals, Inc. (a)	20,161	254,029
Seattle Genetics, Inc. (a)	25,137	301,393
Sequenom, Inc. (a)	18,740	110,753
StemCells, Inc. (a)(b)	39,100	36,754
Targacept, Inc. (a)	7,207	139,311
Theravance, Inc. (a)	18,828	236,668
Vanda Pharmaceuticals, Inc. (a)	8,575	56,681
ViroPharma, Inc. (a)	23,299	261,182
ZIOPHARM Oncology, Inc. (a)	15,216	48,387
ZymoGenetics, Inc. (a)	16,266	68,642

		9,135,673

Common Stocks	Shares	Value

Building Materials — 0.9%
Acuity Brands, Inc.	12,990	$472,576
Ameron International Corp.	2,766	166,873
Builders FirstSource, Inc. (a)	14,690	35,256
Gibraltar Industries, Inc. (a)	9,304	93,970
Griffon Corp. (a)	13,307	147,175
Headwaters, Inc. (a)	18,810	53,420
LSI Industries, Inc.	6,524	31,837
Louisiana-Pacific Corp. (a)	37,659	251,939
NCI Building Systems, Inc. (a)	5,660	47,374
Quanex Building Products Corp.	11,482	198,524
Simpson Manufacturing Co., Inc.	11,690	286,990
Texas Industries, Inc.	6,233	184,123
Trex Co., Inc. (a)	4,741	95,247
Watsco, Inc.	8,294	480,388

		2,545,692

Building: Climate Control — 0.1%
Aaon, Inc.	3,785	88,228
Comfort Systems USA, Inc.	11,590	111,960
Interline Brands, Inc. (a)	9,882	170,860

		371,048

Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	13,733	247,469

Cable Television Services — 0.1%
Knology, Inc. (a)	9,458	103,376
Mediacom Communications Corp., Class A (a)	12,803	86,036

		189,412

Casinos & Gambling — 0.3%
Ameristar Casinos, Inc.	8,272	124,576
Boyd Gaming Corp. (a)	16,324	138,591
Isle of Capri Casinos, Inc. (a)	5,003	46,328
Monarch Casino & Resort, Inc. (a)	3,071	31,109
Multimedia Games, Inc. (a)	8,949	40,271
Pinnacle Entertainment, Inc. (a)	18,409	174,149
Scientific Games Corp., Class A (a)	19,554	179,897
Shuffle Master, Inc. (a)	16,308	130,627

		865,548

Chemicals: Diversified — 1.3%
A Schulman, Inc.	9,477	179,684
Aceto Corp.	8,177	46,854
American Vanguard Corp.	6,310	50,038
Arch Chemicals, Inc.	6,774	208,233
Georgia Gulf Corp. (a)	10,107	134,827
Hawkins, Inc. (b)	2,718	65,449
Innophos Holdings, Inc.	6,469	168,712
KMG Chemicals, Inc.	1,950	28,002
LSB Industries, Inc. (a)	5,200	69,212
Landec Corp. (a)	8,333	49,081
OM Group, Inc. (a)	9,242	220,514
Olin Corp.	23,480	424,753
Omnova Solutions, Inc. (a)	13,628	106,435
PolyOne Corp. (a)	27,896	234,884
Rockwood Holdings, Inc. (a)	15,642	354,917
Sensient Technologies Corp.	14,793	383,583
Solutia, Inc. (a)	36,205	474,286
TPC Group, Inc. (a)	2,517	41,782
W.R. Grace & Co. (a)	21,780	458,251
Westlake Chemical Corp.	5,884	109,266

		3,808,763

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	19

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals: Specialty — 0.5%
Balchem Corp.	8,523	$213,075
Calgon Carbon Corp. (a)	16,780	222,167
Kraton Performance Polymers, Inc. (a)	3,420	64,262
NewMarket Corp.	3,072	268,247
Polypore International, Inc. (a)	6,608	150,266
Quaker Chemical Corp.	3,395	91,970
Senomyx, Inc. (a)	12,066	45,730
Stepan Co.	2,341	160,195
Zep, Inc.	6,589	114,912

		1,330,824

Coal — 0.3%
Cloud Peak Energy, Inc. (a)	9,460	125,439
International Coal Group, Inc. (a)	39,462	151,929
James River Coal Co. (a)	8,287	131,929
L&L Energy, Inc. (a)	5,132	44,135
Patriot Coal Corp. (a)	23,433	275,338

		728,770

Commercial Finance & Mortgage Companies — 0.1%
Asta Funding, Inc.	3,837	37,871
Federal Agricultural Mortgage Corp., Class B	3,005	42,160
Medallion Financial Corp.	5,845	38,577
NewStar Financial, Inc. (a)	8,659	55,072

		173,680

Commercial Services: Rental & Leasing — 0.5%
Aircastle Ltd.	15,396	120,859
CAI International, Inc. (a)	3,206	38,151
Electro Rent Corp.	5,153	65,907
H&E Equipment Services, Inc. (a)	8,621	64,571
Marlin Business Services, Inc. (a)	2,802	33,876
McGrath RentCorp	7,260	165,383
Mobile Mini, Inc. (a)	10,970	178,592
PHH Corp. (a)(b)	16,627	316,578
RSC Holdings, Inc. (a)	14,971	92,371
TAL International Group, Inc.	5,066	113,833
United Rentals, Inc. (a)	18,078	168,487

		1,358,608

Commercial Vehicles & Parts — 0.2%
Commercial Vehicle Group, Inc. (a)	7,476	76,330
Force Protection, Inc. (a)	21,241	87,088
Miller Industries, Inc.	3,090	41,622
Modine Manufacturing Co. (a)	13,946	107,105
Rush Enterprises, Inc., Class A (a)	9,793	130,835
Spartan Motors, Inc.	10,027	42,113
Wabash National Corp. (a)	17,718	125,975

		611,068

Communications Technology — 2.6%
AboveNet, Inc. (a)	6,735	317,757
Acme Packet, Inc. (a)	13,167	353,929
Adtran, Inc.	18,543	505,668
Anaren, Inc. (a)	4,568	68,246
Anixter International, Inc. (a)	8,399	357,797
Aruba Networks, Inc. (a)(b)	22,033	313,750
Aviat Networks, Inc. (a)	18,591	67,485
Bel Fuse, Inc.	3,259	53,806
BigBand Networks, Inc. (a)	15,609	47,139
Black Box Corp.	5,322	148,431

Common Stocks	Shares	Value

Communications Technology (concluded)
Comtech Telecommunications Corp. (a)	8,487	$254,016
Digi International, Inc. (a)	7,738	63,993
DigitalGlobe, Inc. (a)	8,155	214,477
EMS Technologies, Inc. (a)	4,700	70,594
Echelon Corp. (a)(b)	10,208	74,825
Emulex Corp. (a)	24,180	221,972
Extreme Networks, Inc. (a)	27,499	74,247
Finisar Corp. (a)	22,658	337,604
GSI Technology, Inc. (a)	6,262	35,819
GeoEye, Inc. (a)	6,798	211,690
Globecomm Systems, Inc. (a)	6,819	56,257
Harmonic, Inc. (a)	29,307	159,430
Hughes Communications, Inc. (a)	3,025	73,598
Infinera Corp. (a)	26,645	171,327
Ixia (a)	9,981	85,737
KVH Industries, Inc. (a)	4,559	56,623
Loral Space & Communications Ltd. (a)	3,371	144,009
NETGEAR, Inc. (a)	10,573	188,622
Network Equipment Technologies, Inc. (a)	9,849	34,373
Novatel Wireless, Inc. (a)	9,400	53,956
Oclaro, Inc. (a)	14,947	165,762
Oplink Communications, Inc. (a)	6,474	92,773
PC-Tel, Inc. (a)	6,452	32,518
Plantronics, Inc.	14,449	413,241
Riverbed Technology, Inc. (a)	18,918	522,515
SeaChange International, Inc. (a)	8,651	71,198
Shoretel, Inc. (a)	13,690	63,522
Sonus Networks, Inc. (a)	62,969	170,646
Sycamore Networks, Inc.	6,039	100,368
Syniverse Holdings, Inc. (a)	20,692	423,152
Tekelec (a)	20,484	271,208
Viasat, Inc. (a)	9,945	323,809

		7,467,889

Computer Services Software & Systems — 6.2%
3PAR, Inc. (a)	11,779	109,662
ACI Worldwide, Inc. (a)(c)	10,249	199,548
Actuate Corp. (a)	13,953	62,091
Acxiom Corp. (a)	20,521	301,453
American Reprographics Co. (a)	11,289	98,553
American Software, Class A	7,446	34,401
ArcSight, Inc. (a)	7,433	166,425
Ariba, Inc. (a)	27,012	430,301
Art Technology Group, Inc. (a)	47,601	162,795
Aspen Technology, Inc. (a)	18,777	204,482
Avid Technology, Inc. (a)	8,943	113,844
Bell Microproducts, Inc. (a)	10,049	70,142
Blackbaud, Inc.	13,479	293,438
Blackboard, Inc. (a)	10,236	382,110
Blue Coat Systems, Inc. (a)	12,500	255,375
Bottomline Technologies, Inc. (a)	8,343	108,709
CACI International, Inc., Class A (a)	9,034	383,764
CDC Corp., Class A (a)	30,340	63,107
CSG Systems International, Inc. (a)	10,267	188,194
Ciber, Inc. (a)	19,702	54,575
CommVault Systems, Inc. (a)	13,005	292,612
Compellent Technologies, Inc. (a)	7,042	85,349
Computer Task Group, Inc. (a)	4,822	31,150
ComScore, Inc. (a)	6,814	112,227
Concur Technologies, Inc. (a)	12,059	514,678
DealerTrack Holdings, Inc. (a)	12,132	199,571
Delrek, Inc. (a)	6,015	50,165
DemandTec, Inc. (a)	5,800	39,150

See Notes to Financial Statements.

20	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Computer Services Software & Systems (continued)
Digimarc Corp. (a)	2,239	$41,981
Digital River, Inc. (a)	11,836	282,999
DivX, Inc. (a)	10,141	77,680
Double-Take Software, Inc. (a)	6,507	68,258
DynaVox, Inc., Class A (a)	2,910	46,589
EPIQ Systems, Inc. (a)	9,930	128,395
EarthLink, Inc.	32,160	255,994
Ebix, Inc. (a)(b)	8,146	127,729
Epicor Software Corp. (a)	14,572	116,430
Fortinet, Inc. (a)	11,935	196,211
Hypercom Corp. (a)	14,288	66,296
iGate Corp.	7,274	93,253
infoGROUP, Inc. (a)	11,948	95,345
Infospace, Inc. (a)	11,014	82,825
Integral Systems, Inc. (a)	5,614	35,649
Interactive Intelligence, Inc. (a)	4,034	66,279
Internap Network Services Corp. (a)	16,205	67,575
Internet Brands, Inc., Class A (a)	8,900	91,937
Internet Capital Group, Inc. (a)	11,289	85,796
JDA Software Group, Inc. (a)	12,520	275,190
KIT Digital, Inc. (a)	6,183	54,534
Kenexa Corp. (a)	7,014	84,168
Keynote Systems, Inc.	4,271	38,524
Lawson Software, Inc. (a)	41,384	302,103
Limelight Networks, Inc. (a)	12,872	56,508
Lionbridge Technologies, Inc. (a)	18,434	84,243
LivePerson, Inc. (a)	13,488	92,528
Local.com Corp. (a)	5,102	34,898
LogMeIn, Inc. (a)	4,574	119,976
Magma Design Automation, Inc. (a)	16,266	46,195
Manhattan Associates, Inc. (a)	6,837	188,359
Mantech International Corp., Class A (a)	6,640	282,665
Mentor Graphics Corp. (a)	32,123	284,289
Mercury Computer Systems, Inc. (a)	7,342	86,122
MicroStrategy, Inc., Class A (a)	2,698	202,593
Moduslink Global Solutions, Inc. (a)	13,831	83,401
Monotype Imaging Holdings, Inc. (a)	6,966	62,764
NCI, Inc., Class A (a)	2,092	47,237
NIC, Inc.	16,995	108,938
NetScout Systems, Inc. (a)	9,278	131,933
NetSuite, Inc. (a)	5,486	69,343
OpenTable, Inc. (a)	4,796	198,890
Openwave Systems, Inc. (a)	26,129	53,042
Opnet Technologies, Inc.	4,149	60,949
PDF Solutions, Inc. (a)	7,469	35,851
PROS Holdings, Inc. (a)	6,019	39,124
Parametric Technology Corp. (a)	34,742	544,407
Pegasystems, Inc.	4,869	156,344
Perficient, Inc. (a)	7,167	63,858
Progress Software Corp. (a)	12,626	379,159
Quest Software, Inc. (a)	17,902	322,952
Rackspace Hosting, Inc. (a)(b)	29,055	532,869
Radiant Systems, Inc. (a)	8,787	127,060
RealNetworks, Inc. (a)	25,832	85,246
RightNow Technologies, Inc. (a)	6,671	104,668
SAVVIS, Inc. (a)	11,422	168,475
SRA International, Inc., Class A (a)	12,853	252,819
SS&C Technologies Holdings, Inc. (a)	3,743	60,000
SYNNEX Corp. (a)	6,747	172,858
Saba Software, Inc. (a)	9,072	46,721

Common Stocks	Shares	Value

Computer Services Software & Systems (concluded)
Sapient Corp.	30,916	$313,488
Smith Micro Software, Inc. (a)	9,251	87,977
SolarWinds, Inc. (a)	10,495	168,340
Sonic Solutions, Inc. (a)	7,856	65,598
SonicWALL, Inc. (a)	16,684	196,037
Sourcefire, Inc. (a)	8,313	157,947
Stanley, Inc. (a)	4,219	157,706
SuccessFactors, Inc. (a)	18,971	394,407
Support.com, Inc. (a)	14,780	61,485
Synchronoss Technologies, Inc. (a)	6,195	117,519
Syntel, Inc.	3,960	134,442
TIBCO Software, Inc. (a)	49,698	599,358
TNS, Inc. (a)	7,901	137,793
Taleo Corp., Class A (a)	11,992	291,286
TeleCommunication Systems, Inc., Class A (a)	13,870	57,422
Terremark Worldwide, Inc. (a)	17,798	139,002
Tier Technologies, Inc., Class B (a)	4,796	29,160
Tyler Technologies, Inc. (a)	9,295	144,258
Ultimate Software Group, Inc. (a)	7,524	247,239
Unica Corp. (a)	5,343	51,186
Unisys Corp. (a)	12,776	236,228
United Online, Inc.	25,946	149,449
VASCO Data Security International, Inc. (a)	8,346	51,495
VeriFone Systems, Inc. (a)	25,654	485,630
VirnetX Holding Corp.	10,104	59,816
Virtusa Corp. (a)	4,485	41,845
Wave Systems Corp., Class A (a)	24,643	79,843
Websense, Inc. (a)	12,973	245,190
Zix Corp. (a)	18,399	41,582

		18,119,623

Computer Technology — 0.9%
ADPT Corp. (a)	35,000	101,150
Cray, Inc. (a)	11,034	61,570
Hutchinson Technology, Inc. (a)	7,643	33,094
Imation Corp. (a)	9,203	84,576
Immersion Corp. (a)	9,000	45,540
Insight Enterprises, Inc. (a)	14,106	185,635
Intermec, Inc. (a)	14,702	150,695
Isilon Systems, Inc. (a)	8,122	104,286
Netezza Corp. (a)	15,362	210,152
Network Engines, Inc. (a)	11,600	31,436
Palm, Inc. (a)	49,394	281,052
Quantum Corp. (a)	63,826	119,993
Radisys Corp. (a)	7,569	72,057
Rimage Corp. (a)	3,020	47,807
STEC, Inc. (a)(b)	12,189	153,094
Safeguard Scientifics, Inc. (a)	6,233	65,820
Silicon Graphics International Corp. (a)	9,459	66,970
Stratasys, Inc. (a)	6,210	152,518
Super Micro Computer, Inc. (a)	7,404	99,954
Synaptics, Inc. (a)(b)	10,123	278,382
Xyratex Ltd. (a)	9,124	129,105

		2,474,886

Construction — 0.5%
EMCOR Group, Inc. (a)	19,827	459,392
Granite Construction, Inc.	10,376	244,666
Great Lakes Dredge & Dock Corp.	18,018	108,108
Insituform Technologies, Inc., Class A (a)	11,784	241,336
Orion Marine Group, Inc. (a)	8,146	115,673
Primoris Services Corp.	6,696	42,185

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	21

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Construction (concluded)
Sterling Construction Co., Inc. (a)	4,995	$64,635
Tutor Perini Corp. (a)	8,000	131,840

		1,407,835

Consumer Electronics — 0.1%
Audiovox Corp., Class A (a)	5,923	43,534
TiVo, Inc. (a)	34,999	258,293
Universal Electronics, Inc. (a)	4,299	71,492

		373,319

Consumer Lending — 0.8%
Advance America, Cash Advance Centers, Inc.	16,921	69,884
Cash America International, Inc.	8,877	304,215
Credit Acceptance Corp. (a)	1,932	94,224
Dollar Financial Corp. (a)	7,443	147,297
Encore Capital Group, Inc. (a)	4,290	88,417
Ezcorp, Inc. (a)	13,929	258,383
First Cash Financial Services, Inc. (a)	9,146	199,383
The First Marblehead Corp. (a)	17,700	41,595
MGIC Investment Corp. (a)	60,244	415,081
MoneyGram International, Inc. (a)	25,981	63,653
Nelnet, Inc., Class A	8,025	154,722
Portfolio Recovery Associates, Inc. (a)	5,109	341,179
Student Loan Corp.	1,317	31,713
World Acceptance Corp. (a)	4,939	189,213

		2,398,959

Consumer Services: Miscellaneous — 0.6%
Ancestry.com, Inc. (a)	5,738	101,104
Coinstar, Inc. (a)	9,487	407,656
Core-Mark Holdings Co., Inc. (a)	3,341	91,543
The Knot, Inc. (a)	9,100	70,798
Move, Inc. (a)	47,666	97,715
Nutrisystem, Inc. (b)	9,439	216,531
Pre-Paid Legal Services, Inc. (a)	2,270	103,262
Sotheby’s Holdings, Inc., Class A	20,069	458,978
Steiner Leisure Ltd. (a)	4,470	171,827

		1,719,414

Containers & Packaging — 0.5%
AEP Industries, Inc. (a)	1,480	35,342
Graham Packaging Co., Inc. (a)	5,205	62,304
Graphic Packaging Holding Co. (a)	33,561	105,717
Myers Industries, Inc.	10,815	87,493
Rock-Tenn Co., Class A	11,573	574,831
Silgan Holdings, Inc.	16,046	455,386

		1,321,073

Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	7,466	108,406
Inter Parfums, Inc.	4,595	65,387
Revlon, Inc., Class A (a)	3,396	37,900

		211,693

Diversified Financial Services — 0.4%
American Physicians Service Group, Inc.	2,250	55,013
Duff & Phelps Corp.	8,332	105,233
Evercore Partners, Inc., Class A	4,668	108,998
FBR Capital Markets Corp. (a)	16,015	53,330
Gleacher & Co, Inc. (a)	23,338	59,512
Main Street Capital Corp.	3,852	57,510
MidwestOne Financial Group, Inc.	2,364	36,595
Piper Jaffray Cos. (a)	5,140	165,611

Common Stocks	Shares	Value

Diversified Financial Services (concluded)
Sanders Morris Harris Group, Inc.	6,664	$36,985
Stifel Financial Corp. (a)	9,178	398,233
Thomas Weisel Partners Group, Inc. (a)	6,946	40,912
Triangle Capital Corp.	3,700	52,614

		1,170,546

Diversified Manufacturing Operations — 0.3%
A.M. Castle & Co. (a)	5,157	71,631
Barnes Group, Inc.	14,488	237,458
Federal Signal Corp.	18,741	113,195
Lydall, Inc. (a)	5,349	40,866
OSI Systems, Inc. (a)	4,879	135,490
Raven Industries, Inc.	4,907	165,415
Standex International Corp.	3,822	96,888
Trimas Corp. (a)	4,741	53,621

		914,564

Diversified Materials & Processing — 0.8%
Belden, Inc.	14,079	309,738
Cabot Microelectronics Corp. (a)	7,105	245,762
Clarcor, Inc.	15,016	533,368
Encore Wire Corp.	5,683	103,374
Hexcel Corp. (a)	28,858	447,588
Insteel Industries, Inc.	5,495	63,852
Koppers Holdings, Inc.	6,232	140,095
Rogers Corp. (a)	4,777	132,657
Symyx Technologies, Inc. (a)	10,942	54,820
Tredegar Corp.	7,422	121,127
Uranium Energy Corp. (a)(b)	18,951	44,724

		2,197,105

Diversified Media — 0.1%
Belo Corp., Class A (a)	27,870	158,580
EW Scripps Co. (a)	10,108	75,103
Playboy Enterprises, Inc., Class B (a)	7,607	31,949

		265,632

Diversified Retail — 0.7%
99 Cents Only Stores (a)	13,806	204,329
The Bon-Ton Stores, Inc. (a)	3,747	36,533
Dillard’s, Inc., Class A	13,767	295,991
Fred’s, Inc.	12,008	132,809
GSI Commerce, Inc. (a)	18,639	536,803
Gaiam, Inc.	5,289	32,104
HSN, Inc. (a)	11,723	281,352
Overstock.com, Inc. (a)(b)	4,521	81,694
PriceSmart, Inc.	4,889	113,572
Saks, Inc. (a)(b)	40,531	307,630
Tuesday Morning Corp. (a)	9,188	36,660

		2,059,477

Drug & Grocery Store Chains — 0.7%
Arden Group, Inc., Class A	421	36,993
Casey’s General Stores, Inc.	15,298	533,900
drugstore.com, Inc. (a)	28,687	88,356
The Great Atlantic & Pacific Tea Co., Inc. (a)(b)	9,827	38,325
Ingles Markets, Inc., Class A	4,469	67,259
Nash Finch Co.	3,900	133,224
The Pantry, Inc. (a)	7,116	100,407
PetMed Express, Inc. (b)	6,993	124,475
Rite Aid Corp. (a)	168,748	165,373
Ruddick Corp.	13,161	407,859
Spartan Stores, Inc.	7,079	97,124
Village Super Market, Inc., Class A	2,149	56,411

See Notes to Financial Statements.

22	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Drug & Grocery Store Chains (concluded)
Weis Markets, Inc.	3,461	$113,902
Winn-Dixie Stores, Inc. (a)	16,954	163,437

		2,127,045

Education Services — 0.7%
Ambassadors Group, Inc.	5,800	65,482
American Public Education, Inc. (a)	5,551	242,579
Archipelago Learning, Inc. (a)	3,702	42,314
Bridgepoint Education, Inc. (a)	5,887	93,073
Capella Education Co. (a)	5,034	409,516
Corinthian Colleges, Inc. (a)(b)	26,265	258,710
Franklin Covey Co. (a)	4,416	28,704
Grand Canyon Education, Inc. (a)	9,362	219,352
K12, Inc. (a)	7,606	168,701
Lincoln Educational Services Corp. (a)	4,957	102,064
Renaissance Learning, Inc.	4,064	59,700
Rosetta Stone, Inc. (a)	3,179	72,990
School Specialty, Inc. (a)	5,795	104,716
Universal Technical Institute, Inc. (a)	6,341	149,901

		2,017,802

Electronic Components — 0.6%
3D Systems Corp. (a)	5,663	71,071
Acacia Research — Acacia Technologies (a)	10,280	146,284
Checkpoint Systems, Inc. (a)	11,829	205,351
Cogent, Inc. (a)	15,757	141,970
DDi Corp.	4,341	32,688
Methode Electronics, Inc.	11,486	111,874
Microvision, Inc. (a)(b)	27,143	80,343
Multi-Fineline Electronix, Inc. (a)	3,172	79,173
NVE Corp. (a)	1,453	63,249
Park Electrochemical Corp.	6,214	151,684
ScanSource, Inc. (a)	8,100	201,933
Smart Modular Technologies WWH, Inc. (a)	16,041	93,840
TTM Technologies, Inc. (a)	24,204	229,938
Technitrol, Inc.	12,261	38,745
Universal Display Corp. (a)(b)	9,161	164,715

		1,812,858

Electronic Entertainment — 0.2%
DTS, Inc. (a)	5,248	172,502
THQ, Inc. (a)	20,568	88,854
Take-Two Interactive Software, Inc. (a)	21,193	190,737

		452,093

Electronics — 0.5%
Agilysys, Inc.	5,739	38,394
American Science & Engineering, Inc.	2,708	206,377
CPI International, Inc. (a)	2,382	37,135
Coherent, Inc. (a)	7,599	260,646
Daktronics, Inc. (b)	10,489	78,667
II-VI, Inc. (a)	7,540	223,410
IPG Photonics Corp. (a)	7,892	120,195
iRobot Corp. (a)(b)	6,403	120,312
Newport Corp. (a)	11,302	102,396
Richardson Electronics Ltd.	4,678	42,102
Rofin-Sinar Technologies, Inc. (a)	9,613	200,143
SRS Labs Inc. (a)	3,970	36,326
Spectrum Control, Inc. (a)	4,019	56,186

		1,522,289

Energy Equipment — 0.2%
Capstone Turbine Corp. (a)	74,225	72,740

Common Stocks	Shares	Value

Energy Equipment (concluded)
Energy Conversion Devices, Inc. (a)(b)	14,124	$57,908
Evergreen Solar, Inc. (a)(b)	60,516	41,272
FuelCell Energy, Inc. (a)(b)	22,326	26,345
GT Solar International, Inc. (a)(b)	18,825	105,420
PowerSecure International, Inc. (a)	5,733	52,113
STR Holdings, Inc. (a)	8,537	160,496

		516,294

Engineering & Contracting Services — 0.4%
Dycom Industries, Inc. (a)	11,783	100,745
Exponent, Inc. (a)	4,270	139,714
Furmamite Corp. (a)	11,632	46,179
Hill International, Inc. (a)	8,249	33,491
Layne Christensen Co. (a)	5,980	145,135
MYR Group, Inc. (a)	6,129	102,293
Michael Baker Corp. (a)	2,424	84,598
Mistras Group, Inc. (a)	4,545	48,722
Tetra Tech, Inc. (a)	18,448	361,765
VSE Corp.	1,300	41,366

		1,104,008

Entertainment — 0.5%
Ascent Media Corp., Class A (a)	4,785	120,869
CKx, Inc. (a)	16,600	82,834
Cinemark Holdings, Inc.	17,250	226,838
Lions Gate Entertainment Corp. (a)	20,771	144,982
Live Nation, Inc. (a)	42,373	442,798
LodgeNet Interactive Corp. (a)	8,242	30,578
Rentrak Corp. (a)	3,003	73,063
Warner Music Group Corp. (a)	13,884	67,476
World Wrestling Entertainment, Inc.	7,483	116,435

		1,305,873

Environmental, Maintenance & Security Service — 0.7%
ABM Industries, Inc.	15,588	326,569
The Brink’s Co.	14,185	269,940
Cornell Cos., Inc. (a)	3,463	93,051
DynCorp. International, Inc. (a)	4,664	81,713
G&K Services, Inc., Class A	5,760	118,944
The Geo Group, Inc. (a)	14,737	305,793
Healthcare Services Group, Inc.	13,283	251,713
Mac-Gray Corp.	3,825	42,610
Rollins, Inc.	12,756	263,922
Standard Parking Corp. (a)	4,894	77,472
Unifirst Corp.	4,225	185,984

		2,017,711

Fertilizers — 0.0%
Rentech, Inc. (a)	67,534	66,859

Financial Data & Systems — 1.0%
Advent Software, Inc. (a)	4,735	222,356
Cardtronics, Inc. (a)	8,306	107,646
Cass Information Systems, Inc.	2,650	90,762
CyberSource Corp. (a)	21,275	543,151
Euronet Worldwide, Inc. (a)	14,840	189,804
Fair Isaac Corp.	13,693	298,370
Global Cash Access, Inc. (a)	15,346	110,645
Heartland Payment Systems, Inc.	11,416	169,413
Jack Henry & Associates, Inc.	25,493	608,773
Online Resources Corp. (a)	8,641	35,860
S1 Corp. (a)	15,922	95,691
Wright Express Corp. (a)	11,591	344,253

		2,816,724

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	23

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Foods — 1.2%
American Italian Pasta Co., Class A (a)	6,546	$346,087
B&G Foods, Inc., Class A	14,604	157,431
Chiquita Brands International, Inc. (a)	13,431	163,187
Diamond Foods, Inc.	6,537	268,671
Dole Food Co., Inc. (a)	10,938	114,083
Hain Celestial Group, Inc. (a)	12,323	248,555
J&J Snack Foods Corp.	4,273	179,893
John B. Sanfilippo & Son, Inc. (a)	2,787	40,328
Lancaster Colony Corp.	5,760	307,354
Lance, Inc.	7,862	129,644
Medifast, Inc. (a)(b)	4,013	103,977
Natures Sunshine Prods, Inc. (a)	2,607	21,821
Nutraceutical International Corp. (a)	3,224	49,198
Seneca Foods Corp. (a)	2,425	78,231
Smart Balance, Inc. (a)	19,404	79,362
Synutra International, Inc. (a)(b)	5,506	89,032
Tootsie Roll Industries, Inc. (b)	7,110	168,151
TreeHouse Foods, Inc. (a)	10,391	474,453
United Natural Foods, Inc. (a)	12,933	386,438

		3,405,896

Forest Products — 0.1%
Deltic Timber Corp.	3,216	134,429
Universal Forest Products, Inc.	5,783	175,283

		309,712

Forms & Bulk Printing Services — 0.3%
Bowne & Co., Inc.	12,199	136,873
Consolidated Graphics, Inc. (a)	2,846	123,061
Deluxe Corp.	15,460	289,875
Ennis, Inc.	7,966	119,570
Innerworkings, Inc. (a)	7,589	51,833
M&F Worldwide Corp. (a)	3,238	87,750
Multi-Color Corp.	3,634	37,212
Schawk, Inc.	3,513	52,519

		898,693

Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc. (a)	4,055	26,885

Funeral Parlors & Cemeteries — 0.1%
Matthews International Corp., Class A	8,962	262,407
Stewart Enterprises, Inc., Class A (b)	24,407	132,042

		394,449

Gas Pipeline — 0.0%
Crosstex Energy, Inc. (a)	12,816	82,151

Glass — 0.0%
Apogee Enterprises, Inc.	8,400	90,972

Gold — 0.5%
Allied Nevada Gold Corp. (a)	19,087	375,632
Capital Gold Corp. (a)	15,345	61,380
Coeur d’Alene Mines Corp. (a)(b)	26,326	415,424
Golden Star Resources Ltd. (a)	77,301	338,579
Jaguar Mining, Inc. (a)	25,288	223,293
US Gold Corp. (a)	27,610	138,326

		1,552,634

Health Care Facilities — 0.8%
Amsurg Corp. (a)	9,174	163,481
Assisted Living Concepts, Inc. (a)	2,996	88,652
Capital Senior Living Corp. (a)	8,668	43,080
Emeritus Corp. (a)(b)	6,088	99,295

Common Stocks	Shares	Value

Health Care Facilities (concluded)
The Ensign Group, Inc.	4,340	$71,697
Five Star Quality Care, Inc. (a)	10,222	30,870
Hanger Orthopedic Group, Inc. (a)	7,743	139,064
HealthSouth Corp. (a)	28,473	532,730
Kindred Healthcare, Inc. (a)	11,821	151,782
LCA-Vision, Inc. (a)	5,807	32,171
MedCath Corp. (a)	6,451	50,705
National Healthcare Corp.	2,638	90,905
Psychiatric Solutions, Inc. (a)	16,999	556,207
Select Medical Holdings Corp. (a)	14,941	101,300
Skilled Healthcare Group, Inc., Class A (a)	6,500	44,135
Sun Healthcare Group, Inc. (a)	13,255	107,100
Sunrise Senior Living, Inc. (a)	17,074	47,466
US Physical Therapy, Inc. (a)	3,141	53,020

		2,403,660

Health Care Management Services — 1.0%
AMERIGROUP Corp. (a)	15,391	499,900
American Dental Partners, Inc. (a)	5,087	61,603
Bioscript, Inc. (a)	11,949	62,613
Catalyst Health Solutions, Inc. (a)	11,325	390,712
Centene Corp. (a)	14,664	315,276
Computer Programs & Systems, Inc.	2,981	121,982
Contiucare Corp. (a)	8,500	28,475
HealthSpring, Inc. (a)	17,298	268,292
Magellan Health Services, Inc. (a)	9,855	357,934
MedQuist, Inc.	3,866	30,580
Metropolitan Health Networks, Inc. (a)	12,257	45,719
Molina Healthcare, Inc. (a)	3,927	113,098
Transcend Services, Inc. (a)	2,879	38,866
Triple-S Management Corp. (a)	6,174	114,528
Universal American Financial Corp. (a)	9,529	137,218
WellCare Health Plans, Inc. (a)	12,671	300,809

		2,887,605

Health Care Services — 1.6%
AMN Healthcare Services, Inc. (a)	10,290	76,969
Accretive Health, Inc. (a)	3,486	46,120
Air Methods Corp. (a)	3,356	99,841
Alliance Healthcare Services, Inc. (a)	8,390	33,896
Allied Healthcare International, Inc. (a)	14,629	33,939
Almost Family, Inc. (a)	2,400	83,832
Amedisys, Inc. (a)(b)	8,510	374,185
athenahealth, Inc. (a)(b)	9,983	260,856
CardioNet, Inc. (a)	7,300	40,004
Chemed Corp.	6,776	370,241
Chindex International, Inc. (a)	4,073	51,035
Corvel Corp. (a)	2,199	74,304
Cross Country Healthcare, Inc. (a)	9,676	86,987
Eclipsys Corp. (a)	17,250	307,740
Gentiva Health Services, Inc. (a)	8,459	228,478
HMS Holdings Corp. (a)	8,155	442,164
Health Grades, Inc. (a)	8,104	48,624
Healthways, Inc. (a)	10,253	122,216
IPC The Hospitalist Co., Inc. (a)	4,889	122,714
LHC Group, Inc. (a)	4,589	127,345
MWI Veterinary Supply, Inc. (a)	3,775	189,732
Medidata Solutions, Inc. (a)	5,772	89,408
Odyssey HealthCare, Inc. (a)	10,070	269,070
Omnicell, Inc. (a)	9,899	115,719
PharMerica Corp. (a)	9,253	135,649
Phase Forward, Inc. (a)	12,036	200,760
Quality Systems, Inc. (b)	5,646	327,412

See Notes to Financial Statements.

24	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Services (concluded)
RehabCare Group, Inc. (a)	7,397	$161,107
Res-Care, Inc. (a)	7,749	74,855
Rural/Metro Corp. (a)	5,908	48,091
Team Health Holdings, Inc. (a)	4,721	60,995
Virtual Radiologic Corp. (a)	2,290	39,296

		4,743,584

Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	12,966	299,255
The Providence Service Corp. (a)	4,019	56,266

		355,521

Home Building — 0.2%
Beazer Homes USA, Inc. (a)(b)	22,635	82,165
Hovnanian Enterprises, Inc., Class A (a)(b)	14,514	53,412
M/I Homes, Inc. (a)	5,786	55,777
Meritage Homes Corp. (a)	9,663	157,314
Ryland Group, Inc.	13,220	209,140
Standard-Pacific Corp. (a)	32,431	107,995

		665,803

Hotel/Motel — 0.2%
Gaylord Entertainment Co. (a)(b)	10,488	231,680
Marcus Corp.	6,605	62,483
Morgans Hotel Group Co. (a)	7,160	44,106
Orient Express Hotels Ltd., Class A (a)	27,486	203,396

		541,665

Household Appliances — 0.0%
National Presto Industries, Inc.	1,455	135,111

Household Equipment & Products — 0.3%
American Greetings Corp., Class A	11,990	224,932
Blyth, Inc.	1,806	61,530
CSS Industries, Inc.	2,367	39,056
Central Garden & Pet Co., Class A (a)	17,383	155,926
Helen of Troy Ltd. (a)	9,354	206,349
Libbey, Inc. (a)	5,086	66,016

		753,809

Household Furnishings — 0.3%
American Woodmark Corp.	2,887	49,368
Ethan Allen Interiors, Inc.	7,504	104,981
Furniture Brands International, Inc. (a)	13,457	70,245
Hooker Furniture Corp.	3,663	39,048
Kid Brands, Inc. (a)	4,135	29,069
Kirkland’s, Inc. (a)	5,125	86,484
La-Z-Boy, Inc. (a)	15,619	116,049
Lifetime Brands, Inc. (a)	3,048	44,562
Sealy Corp. (a)(b)	15,196	40,573
Select Comfort Corp. (a)	16,524	144,585

		724,964

Insurance: Life — 0.5%
American Equity Investment Life Holding Co.	17,240	177,917
CNO Financial Group, Inc. (a)	66,420	328,779
Citizens, Inc. (a)	10,851	72,268
Delphi Financial Group, Inc., Class A	14,074	343,546
FBL Financial Group, Inc., Class A	3,994	83,874
Kansas City Life Insurance Co.	1,294	38,264
Life Partners Holdings, Inc. (b)	2,400	49,104
National Western Life Insurance Co., Class A	651	99,447
The Phoenix Cos., Inc. (a)	35,095	74,050

Common Stocks	Shares	Value

Insurance: Life (concluded)
Presidential Life Corp.	6,294	$57,275
Primerica, Inc. (a)	7,450	159,728

		1,484,252

Insurance: Multi-Line — 0.6%
AMBAC Financial Group, Inc. (a)(b)	66,900	44,823
Alterra Capital Holdings Ltd.	28,798	540,826
Crawford & Co., Class B (a)	8,394	26,525
eHealth, Inc. (a)	7,297	82,967
Flagstone Reinsurance Holdings SA	15,888	171,908
Horace Mann Educators Corp.	11,797	180,494
Maiden Holdings Ltd.	15,714	103,241
Pico Holdings, Inc. (a)	6,784	203,317
Platinum Underwriters Holdings Ltd.	13,382	485,633

		1,839,734

Insurance: Property-Casualty — 1.9%
American Physicians Capital, Inc.	2,471	76,230
American Safety Insurance Holdings Ltd. (a)	3,415	53,684
Amerisafe, Inc. (a)	5,800	101,790
AmTrust Financial Services, Inc.	6,892	82,980
Argo Group International Holdings Ltd.	9,379	286,904
Baldwin & Lyons, Inc., Class B	2,803	58,891
CNA Surety Corp. (a)	5,410	86,939
Donegal Group, Inc., Class A	3,797	46,665
EMC Insurance Group, Inc.	1,697	37,215
Employers Holdings, Inc.	10,980	161,735
Enstar Group Ltd. (a)	2,112	140,321
FPIC Insurance Group, Inc. (a)	3,100	79,515
First American Financial Corp.	31,155	395,045
First Mercury Financial Corp.	4,747	50,223
Greenlight Capital Re Ltd. (a)	8,600	216,634
Hallmark Financial Services, Inc. (a)	3,700	36,815
Harleysville Group, Inc.	3,591	111,429
Hilltop Holdings, Inc. (a)	12,333	123,453
Infinity Property & Casualty Corp.	4,082	188,507
Meadowbrook Insurance Group, Inc.	16,552	142,844
Montpelier Re Holdings Ltd.	21,267	317,516
NYMAGIC, Inc.	1,680	32,407
National Interstate Corp.	2,137	42,355
Navigators Group, Inc. (a)	3,703	152,304
PMA Capital Corp., Class A (a)	10,332	67,675
The PMI Group, Inc. (a)	43,187	124,811
ProAssurance Corp. (a)	9,685	549,721
RLI Corp.	5,474	287,440
Radian Group, Inc.	40,010	289,672
Safety Insurance Group, Inc.	3,961	146,636
SeaBright Holdings, Inc.	7,100	67,308
Selective Insurance Group, Inc.	16,192	240,613
State Auto Financial Corp.	4,512	69,981
Stewart Information Services Corp.	5,580	50,332
Tower Group, Inc.	13,359	287,619
United America Indemnity, Ltd. (a)	8,747	64,378
United Fire & Casualty Co.	6,919	137,135

		5,405,722

International Trade & Diversified Logistics — 0.0%
Global Sources Ltd. (a)	7,205	56,487

Leisure Time — 0.6%
Callaway Golf Co.	19,553	118,100
Churchill Downs, Inc.	3,502	114,866
Interval Leisure Group, Inc. (a)	12,097	150,608
Life Time Fitness, Inc. (a)(b)	12,512	397,756

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	25

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Leisure Time (concluded)
Pool Corp.	14,922	$327,090
Smith & Wesson Holding Corp. (a)(b)	18,518	75,739
Speedway Motorsports, Inc.	3,755	50,918
Sport Supply Group, Inc.	2,550	34,323
Steinway Musical Instruments, Inc. (a)	1,929	34,317
Sturm Ruger & Co., Inc. (b)	5,800	83,114
Vail Resorts, Inc. (a)	10,873	379,576
West Marine, Inc. (a)	4,708	51,223

		1,817,630

Luxury Items — 0.0%
Movado Group, Inc. (a)	4,878	52,097

Machinery: Agricultural — 0.1%
Alamo Group, Inc.	2,049	44,463
Lindsay Manufacturing Co. (b)	3,742	118,584
Titan International, Inc. (b)	10,664	106,320
Titan Machinery, Inc. (a)	4,129	54,214

		323,581

Machinery: Construction & Handling — 0.1%
Astec Industries, Inc. (a)	5,964	165,382
Douglas Dynamics, Inc. (a)	3,610	41,515
NACCO Industries, Inc., Class A	1,761	156,306

		363,203

Machinery: Engines — 0.1%
Briggs & Stratton Corp. (b)	14,974	254,857

Machinery: Industrial — 1.2%
Actuant Corp., Class A	20,308	382,400
Altra Holdings, Inc. (a)	8,247	107,376
Applied Industrial Technologies, Inc.	12,673	320,880
Chart Industries, Inc. (a)	8,674	135,141
Colfax Corp. (a)	7,314	76,139
Columbus McKinnon Corp. (a)	5,910	82,563
DXP Enterprises, Inc. (a)	2,655	41,551
EnPro Industries, Inc. (a)	6,208	174,755
Flow International Corp. (a)	15,069	35,563
Gerber Scientific, Inc. (a)	7,928	42,415
Graham Corp.	2,900	43,471
John Bean Technologies Corp.	8,539	130,220
Kadant, Inc. (a)	3,870	67,415
MTS Systems Corp.	4,986	144,594
Middleby Corp. (a)	4,990	265,418
Nordson Corp.	10,210	572,577
Sauer-Danfoss, Inc. (a)	3,667	44,811
Tecumseh Products Co., Class A (a)	5,904	65,652
Tennant Co.	5,701	192,808
Twin Disc, Inc.	2,812	31,944
Woodward Governor Co.	18,276	466,586

		3,424,279

Machinery: Specialty — 0.1%
Albany International Corp., Class A	8,262	133,762
Cascade Corp.	2,762	98,355
Presstek, Inc. (a)	8,791	31,032
Xerium Technologies, Inc. (a)	2,278	32,165

		295,314

Machinery: Tools — 0.0%
Thermadyne Holdings Corp. (a)	2,827	30,560

Common Stocks	Shares	Value

Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	2,065	$72,646
Skyline Corp.	2,279	41,045

		113,691

Medical & Dental Instruments & Supplies — 2.9%
ATS Medical, Inc. (a)	15,932	63,250
AGA Medical Holdings, Inc. (a)	4,172	52,943
Abiomed, Inc. (a)	9,579	92,725
Align Technology, Inc. (a)(b)	17,751	263,957
Alphatec Holdings, Inc. (a)	15,557	72,184
American Medical Systems Holdings, Inc. (a)	22,526	498,275
AngioDynamics, Inc. (a)	7,482	110,359
Antares Pharma, Inc. (a)	22,592	39,762
Atrion Corp.	485	65,499
CONMED Corp. (a)	8,746	162,938
Cantel Medical Corp.	3,900	65,130
Cerus Corp. (a)	12,661	40,009
Conceptus, Inc. (a)(b)	9,391	146,312
CryoLife, Inc. (a)	8,828	47,583
Cutera, Inc. (a)	4,309	39,686
Delcath Systems, Inc. (a)(b)	11,310	71,705
Endologix, Inc. (a)	15,024	68,059
ev3, Inc. (a)	24,904	558,099
Exactech, Inc. (a)	2,570	43,896
Hansen Medical, Inc. (a)	13,638	29,049
Heartware International, Inc. (a)	2,834	198,578
ICU Medical, Inc. (a)	3,474	111,759
Immucor, Inc. (a)	20,828	396,773
Insulet Corp. (a)	11,536	173,617
Integra LifeSciences Holdings Corp. (a)	6,252	231,324
Invacare Corp.	8,673	179,878
Landauer, Inc.	2,845	173,204
MAKO Surgical Corp. (a)(b)	7,835	97,546
Medical Action Industries, Inc. (a)	4,374	52,444
Meridian Bioscience, Inc.	12,175	206,975
Merit Medical Systems, Inc. (a)	8,461	135,968
Micrus Endovascular Corp. (a)	4,944	102,786
Neogen Corp. (a)	6,965	181,438
NuVasive, Inc. (a)	11,730	415,946
OraSure Technologies, Inc. (a)	14,175	65,630
Orthofix International NV (a)	5,308	170,121
Orthovita, Inc. (a)	20,673	41,966
Owens & Minor, Inc.	18,720	531,274
PSS World Medical, Inc. (a)	16,998	359,508
Quidel Corp. (a)	6,522	82,764
Rochester Medical Corp. (a)	3,485	32,933
SenoRx, Inc. (a)	5,168	56,745
Staar Surgical Co. (a)	10,846	62,039
Steris Corp.	17,603	547,101
SurModics, Inc. (a)	5,222	85,693
Symmetry Medical, Inc. (a)	10,772	113,537
Synovis Life Technologies, Inc. (a)	3,504	53,541
Unilife Corp. (a)	14,688	85,484
Vascular Solutions, Inc. (a)	5,200	65,000
Volcano Corp. (a)	15,089	329,242
West Pharmaceutical Services, Inc.	9,818	358,259
Wright Medical Group, Inc. (a)	11,613	192,892
Young Innovations, Inc.	1,731	48,728

		8,472,113

See Notes to Financial Statements.

26	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Medical Equipment — 1.6%
Abaxis, Inc. (a)	6,631	$142,102
Accuray, Inc. (a)	15,482	102,646
Affymetrix, Inc. (a)	21,334	125,871
Analogic Corp.	3,861	175,714
ArthroCare Corp. (a)	8,102	248,326
Bruker BioSciences Corp. (a)	21,672	263,532
Caliper Life Sciences, Inc. (a)	13,968	59,643
Cyberonics, Inc. (a)	8,390	198,675
Cynosure, Inc., Class A (a)	3,189	34,346
DexCom, Inc. (a)	17,475	202,011
Dionex Corp. (a)	5,274	392,702
Greatbatch, Inc. (a)	6,925	154,497
Haemonetics Corp. (a)	7,398	395,941
HealthTronics, Inc. (a)	13,977	67,509
IRIS International, Inc. (a)	4,995	50,649
Luminex Corp. (a)	11,218	181,956
MELA Sciences, Inc. (a)(b)	7,100	52,824
Masimo Corp.	15,550	370,246
Merge Healthcare, Inc. (a)	16,158	47,343
Natus Medical, Inc. (a)	8,590	139,931
NxStage Medical, Inc. (a)	7,596	112,725
Palomar Medical Technologies, Inc. (a)	5,600	62,664
Sirona Dental Systems, Inc. (a)	9,985	347,877
Solta Medical, Inc. (a)	18,695	35,521
Somanetics Corp. (a)	3,627	90,494
SonoSite, Inc. (a)	4,385	118,877
Spectranetic Corp. (a)	10,358	53,654
Stereotaxis, Inc. (a)	8,900	29,459
Syneron Medical Ltd. (a)	10,712	110,119
Tomotherapy, Inc. (a)	15,541	49,420
Vital Images, Inc. (a)	4,496	57,324
Zoll Medical Corp. (a)	6,423	174,063

		4,648,661

Medical Services — 0.4%
America Service Group, Inc.	2,800	48,160
Bio-Reference Labs, Inc. (a)	7,170	158,959
Clarient, Inc. (a)	17,140	52,791
eResearch Technology, Inc. (a)	14,897	117,388
Genoptix, Inc. (a)	5,261	90,489
inVentiv Health, Inc. (a)	10,224	261,735
Kendle International, Inc. (a)	4,663	53,718
Parexel International Corp. (a)	17,543	380,332

		1,163,572

Metal Fabricating — 0.6%
Ampco-Pittsburgh Corp.	2,674	55,699
Dynamic Materials Corp.	3,900	62,556
Hawk Corp., Class A (a)	1,630	41,484
Haynes International, Inc.	3,740	115,304
Kaydon Corp.	9,968	327,548
L.B. Foster Co., Class A (a)	3,143	81,467
Metals USA Holdings Corp. (a)	3,533	52,818
Mueller Industries, Inc.	11,310	278,226
Mueller Water Products, Inc., Series A	46,750	173,443
Northwest Pipe Co. (a)	2,800	53,200
RBC Bearings, Inc. (a)	6,554	190,000
RTI International Metals, Inc. (a)	9,016	217,376
Worthington Industries, Inc.	18,003	231,519

		1,880,640

Common Stocks	Shares	Value

Metals & Minerals: Diversified — 0.6%
AMCOL International Corp.	7,154	$168,119
Brush Engineered Materials, Inc. (a)	6,133	122,537
General Moly, Inc. (a)(b)	19,739	60,796
Globe Specialty Metals, Inc. (a)	18,516	191,270
Hecla Mining Co. (a)(b)	72,210	376,936
Minerals Technologies, Inc.	5,611	266,747
Oil-Dri Corp. of America	1,989	45,648
Thompson Creek Metals Co., Inc. (a)	41,886	363,570
US Energy Corp. Wyoming (a)	8,622	40,955
United States Lime & Minerals Inc. (a)	857	33,012

		1,669,590

Miscellaneous Consumer Staples — 0.0%
Spectrum Brands Holdings, Inc. (a)	5,543	140,404

Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	16,844	84,052
Electronics for Imaging, Inc. (a)	13,775	134,306
HNI Corp.	13,606	375,390
Herman Miller, Inc.	17,189	324,356
Kimball International, Inc., Class B	10,241	56,633
Knoll, Inc.	14,243	189,289
Steelcase, Inc., Class A	23,284	180,451
United Stationers, Inc. (a)	7,232	393,927

		1,738,404

Offshore Drilling & Other Services — 0.0%
Hercules Offshore, Inc. (a)	35,312	85,808
Vantage Drilling Co. (a)	39,120	52,812

		138,620

Oil Well Equipment & Services — 1.6%
Basic Energy Services, Inc. (a)	7,333	56,464
Boots & Coots, Inc. (a)	25,145	74,178
CARBO Ceramics, Inc.	5,699	411,411
Cal Dive International, Inc. (a)	28,504	166,748
Complete Production Services, Inc. (a)	23,432	335,078
Dawson Geophysical Co. (a)	2,509	53,366
Dril-Quip, Inc. (a)	10,159	447,199
Global Industries Ltd. (a)	30,427	136,617
Golar LNG Ltd.	11,218	110,722
Gulf Island Fabrication, Inc.	4,470	69,374
Helix Energy Solutions Group, Inc. (a)	31,339	337,521
Hornbeck Offshore Services, Inc. (a)	6,996	102,142
ION Geophysical Corp. (a)	38,400	133,632
Key Energy Services, Inc. (a)	37,690	345,994
Lufkin Industries, Inc.	8,999	350,871
Matrix Service Co. (a)	8,128	75,672
Natural Gas Services Group (a)	3,800	57,494
Newpark Resources, Inc. (a)	26,969	163,162
OYO Geospace Corp. (a)	1,276	61,861
Parker Drilling Co. (a)	35,339	139,589
Pioneer Drilling Co. (a)	16,506	93,589
RPC, Inc.	8,751	119,451
Seahawk Drilling, Inc. (a)	3,601	35,002
Superior Well Services, Inc. (a)	6,970	116,538
T-3 Energy Services, Inc. (a)	4,033	112,521
Tesco Corp. (a)	9,221	113,234
Tetra Technologies, Inc. (a)	22,703	206,143
Union Drilling, Inc. (a)	5,000	27,550
Willbros Group, Inc. (a)	11,910	88,134

		4,541,257

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	27

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil: Crude Producers — 2.3%
ATP Oil & Gas Corp. (a)(b)	13,437	$142,298
American Oil & Gas, Inc. (a)	15,434	96,926
Apco Oil and Gas International, Inc.	2,877	67,638
Approach Resources, Inc. (a)	4,519	31,091
Arena Resources, Inc. (a)	11,820	377,058
BPZ Resources, Inc. (a)(b)	29,584	122,774
Berry Petroleum Co., Class A	15,372	395,368
Bill Barrett Corp. (a)	13,762	423,457
Brigham Exploration Co. (a)	35,026	538,700
CAMAC Energy, Inc. (a)	14,747	55,006
Callon Petroleum Co. (a)	8,829	55,623
Carrizo Oil & Gas, Inc. (a)	9,485	147,302
Cheniere Energy, Inc. (a)	17,934	50,574
Clayton Williams Energy, Inc. (a)	1,839	77,459
Contango Oil & Gas Co. (a)	3,578	160,115
Delta Petroleum Corp. (a)(b)	57,892	49,787
Endeavour International Corp. (a)(b)	44,941	47,637
Energy Partners Ltd. (a)	8,941	109,170
Energy XXI Bermuda Ltd. (a)	15,311	241,608
FX Energy, Inc. (a)(b)	14,142	51,194
GMX Resources, Inc. (a)	9,519	61,778
Gastar Exploration Ltd. (a)	13,813	49,865
GeoResources, Inc. (a)	4,137	57,628
Goodrich Petroleum Corp. (a)	7,467	89,604
Gulfport Energy Corp. (a)	8,340	98,912
Harvest Natural Resources, Inc. (a)	10,327	76,110
Houston American Energy Corp.	5,613	55,344
Kodiak Oil & Gas Corp. (a)	36,268	115,695
Magnum Hunter Resources Corp. (a)	15,097	65,823
McMoRan Exploration Co. (a)	25,059	278,405
Miller Petroleum, Inc. (a)	5,648	32,532
Northern Oil And Gas, Inc. (a)	13,419	172,300
Panhandle Oil & Gas, Inc.	2,313	61,133
Penn Virginia Corp.	13,727	276,050
Petroleum Development Corp. (a)	5,920	151,670
Petroquest Energy, Inc. (a)(b)	16,789	113,494
Ram Energy Resources, Inc. (a)	18,416	38,121
Resolute Energy Corp. (a)	11,653	142,633
Rex Energy Corp. (a)	9,908	100,071
Rosetta Resources, Inc. (a)	15,956	316,088
Stone Energy Corp. (a)	13,032	145,437
Swift Energy Co. (a)	11,381	306,263
TransAtlantic Petroleum Ltd. (a)	44,169	140,016
Vaalco Energy, Inc.	15,700	87,920
Venoco, Inc. (a)	6,120	100,796
W&T Offshore, Inc.	10,772	101,903
Warren Resources, Inc. (a)	22,405	64,974

		6,541,350

Oil: Refining & Marketing — 0.2%
CVR Energy, Inc. (a)	9,594	72,147
Delek US Holdings, Inc.	5,108	37,289
Western Refining, Inc. (a)(b)	16,102	80,993
World Fuel Services Corp.	18,046	468,113

		658,542

Paints & Coatings — 0.2%
Ferro Corp. (a)	25,925	191,067
H.B. Fuller Co.	14,573	276,742

		467,809

Common Stocks	Shares	Value

Paper — 0.4%
Boise, Inc. (a)	21,076	$115,707
Buckeye Technologies, Inc. (a)	11,828	117,688
Clearwater Paper Corp. (a)	3,430	187,827
Kapstone Paper and Packaging Corp. (a)	11,493	128,032
Neenah Paper, Inc.	4,400	80,520
P.H. Glatfelter Co.	13,748	149,166
Schweitzer-Mauduit International, Inc.	5,451	275,003
Wausau Paper Corp. (a)	14,696	99,492

		1,153,435

Personal Care — 0.1%
Female Health Co.	5,798	30,092
USANA Health Sciences, Inc. (a)	1,919	70,101
WD-40 Co.	5,183	173,112

		273,305

Pharmaceuticals — 1.7%
Akorn, Inc. (a)	17,640	52,391
Alexza Pharmaceuticals, Inc. (a)	13,346	36,301
Alkermes, Inc. (a)	28,381	353,343
Ardea Biosciences, Inc. (a)	4,203	86,414
Auxilium Pharmaceuticals, Inc. (a)	12,631	296,828
Avanir Pharmaceuticals, Inc. (a)	22,165	56,964
BMP Sunstone Corp. (a)	8,800	45,320
BioCryst Pharmaceuticals, Inc. (a)(b)	8,850	52,304
Biospecifics Technologies (a)	1,320	26,242
Cadence Pharmaceuticals, Inc. (a)(b)	8,030	56,290
Cambrex Corp. (a)	10,201	32,133
Corcept Therapeutics Inc. (a)	8,329	25,986
Depomed, Inc. (a)	16,956	47,477
Durect Corp. (a)	27,553	66,954
Eurand NV (a)	5,745	55,669
Hi-Tech Pharmacal Co., Inc. (a)	3,015	69,074
Impax Laboratories, Inc. (a)	18,877	359,796
Inspire Pharmaceuticals, Inc. (a)	17,600	87,824
Ironwood Pharmaceuticals, Inc. (a)	6,167	73,511
Isis Pharmaceuticals, Inc. (a)	28,287	270,707
Jazz Pharmaceuticals, Inc. (a)	4,786	37,474
MAP Pharmaceuticals, Inc. (a)	4,360	57,203
Medicines Co. (a)	16,314	124,150
Medicis Pharmaceutical Corp., Class A	18,068	395,328
Obagi Medical Products, Inc. (a)	5,300	62,646
Optimer Pharmaceuticals, Inc. (a)(b)	10,234	94,869
Pain Therapeutics, Inc. (a)	11,625	64,635
Par Pharmaceutical Cos., Inc. (a)	10,572	274,449
Pharmacyclics, Inc. (a)	11,687	77,835
Pozen, Inc. (a)(b)	8,114	56,879
Prestige Brands Holdings, Inc. (a)	13,149	93,095
Questcor Pharmaceuticals, Inc. (a)	16,801	171,538
SIGA Technologies, Inc. (a)(b)	9,971	76,777
Salix Pharmaceuticals Ltd. (a)	17,151	669,404
Santarus, Inc. (a)	16,300	40,424
Sciclone Pharmaceuticals, Inc. (a)	11,500	30,590
Somaxon Pharmaceuticals, Inc. (a)	8,867	31,921
Spectrum Pharmaceuticals, Inc. (a)	15,332	60,101
SuperGen, Inc. (a)	16,900	34,138
Vical, Inc. (a)	17,525	54,327
Vivus, Inc. (a)(b)	24,475	234,960
Xenoport, Inc. (a)	8,568	84,052

		4,978,323

See Notes to Financial Statements.

28	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Photography — 0.1%
CPI Corp.	1,600	$35,872
Eastman Kodak Co. (a)(b)	80,402	348,945

		384,817

Plastics — 0.0%
Spartech Corp. (a)	9,426	96,616

Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc. (a)	11,090	136,296
Generac Holdings, Inc. (a)	5,901	82,673
Maxwell Technologies, Inc. (a)	8,097	92,306
Powell Industries, Inc. (a)	2,733	74,720
Power-One, Inc. (a)(b)	22,841	154,177
Vicor Corp. (a)	6,060	75,689

		615,861

Precious Metals & Minerals — 0.1%
Horsehead Holding Corp. (a)	13,263	100,268
Stillwater Mining Co. (a)	13,339	154,999

		255,267

Printing & Copying Services — 0.0%
Casella Waste Systems, Inc. (a)	9,023	34,468
Cenveo, Inc. (a)	16,859	92,387

		126,855

Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	14,435	148,248
Park-Ohio Holdings Corp. (a)	2,524	36,320

		184,568

Production Technology Equipment — 1.1%
ATMI, Inc. (a)(c)	9,522	139,402
Axcelis Technologies, Inc. (a)	32,969	51,102
Brooks Automation, Inc. (a)	19,825	153,247
Cognex Corp.	11,951	210,099
Cohu, Inc.	7,308	88,646
Cymer, Inc. (a)	9,022	271,021
Electro Scientific Industries, Inc. (a)	8,534	114,014
Entegris, Inc. (a)	39,461	156,660
FEI Co. (a)	11,372	224,142
FSI International, Inc. (a)	10,061	42,156
Intevac, Inc. (a)	6,819	72,759
Kulicke & Soffa Industries, Inc. (a)	21,206	148,866
LTX-Credence Corp. (a)	44,577	126,153
MKS Instruments, Inc. (a)	15,106	282,784
Mattson Technology, Inc. (a)	15,683	59,439
Nanometrics, Inc. (a)	5,562	56,121
Photronics, Inc. (a)	16,527	74,702
Rudolph Technologies, Inc. (a)	9,702	73,250
Tessera Technologies, Inc. (a)	15,063	241,761
Ultra Clean Holdings, Inc. (a)	6,803	57,961
Ultratech, Inc. (a)	7,331	119,275
Veeco Instruments, Inc. (a)	12,175	417,359

		3,180,919

Publishing — 0.2%
AH Belo Corp. (a)	5,951	39,515
Courier Corp.	3,552	43,370
The Dolan Co. (a)	9,334	103,794
Journal Communications, Inc., Class A (a)	13,481	53,519
Lee Enterprises, Inc. (a)	14,445	37,124
Martha Stewart Living Omnimedia, Inc., Class A (a)(b)	8,182	40,255

Common Stocks	Shares	Value

Publishing (concluded)
McClatchy Co., Class A (a)	18,295	$66,594
Media General, Inc., Class A (a)	6,979	68,115
Scholastic Corp.	9,233	222,700

		674,986

Radio & TV Broadcasters — 0.1%
Entercom Communications Corp. (a)	7,520	66,326
Entravision Communications Corp., Class A (a)	16,361	34,522
Fisher Communications, Inc. (a)	2,214	37,284
Gray Television, Inc. (a)	15,494	37,340
Lin TV Corp., Class A (a)	9,380	50,746
Sinclair Broadcast Group, Inc., Class A (a)	14,285	83,282

		309,500

Railroad Equipment — 0.1%
American Railcar Industries, Inc. (a)	3,077	37,170
Freightcar America, Inc.	3,739	84,576
Greenbrier Cos., Inc. (a)	5,876	65,812

		187,558

Railroads — 0.2%
Genesee & Wyoming, Inc., Class A (a)	11,625	433,729
Railamerica, Inc. (a)	7,311	72,525

		506,254

Real Estate — 0.2%
Avatar Holdings, Inc. (a)	2,784	53,397
Consolidated-Tomoka Land Co.	1,783	50,815
Forestar Group, Inc. (a)	10,878	195,369
HFF, Inc., Class A (a)	6,093	43,078
Kennedy-Wilson Holdings, Inc. (a)	6,551	66,165
Tejon Ranch Co. (a)	4,022	92,828
Thomas Properties Group, Inc.	11,507	38,088

		539,740

Real Estate Investment Trusts (REITs) — 7.0%
Acadia Realty Trust	12,118	203,825
Agree Realty Corp.	2,837	66,159
Alexander’s, Inc.	605	183,267
American Campus Communities, Inc.	15,684	428,016
American Capital Agency Corp.	9,830	259,709
Anworth Mortgage Asset Corp.	33,944	241,681
Apollo Commercial Real Estate Finance, Inc.	3,545	58,351
Ashford Hospitality Trust, Inc. (a)	12,616	92,475
Associated Estates Realty Corp.	9,883	127,985
BioMed Realty Trust, Inc.	33,767	543,311
CBL & Associates Properties, Inc.	41,396	514,966
CapLease, Inc.	18,138	83,616
Capstead Mortgage Corp.	20,701	228,953
Cedar Shopping Centers, Inc.	16,867	101,539
Chatham Lodging Trust (a)	2,902	51,859
Chesapeake Lodging Trust (a)	2,700	42,714
Cogdell Spencer, Inc.	13,672	92,423
Colonial Properties Trust	21,062	306,031
Colony Financial, Inc.	4,607	77,858
Cousins Properties, Inc.	27,130	182,859
CreXus Investment Corp.	4,299	53,437
Cypress Sharpridge Investments, Inc.	4,963	62,832
DCT Industrial Trust, Inc.	63,486	286,957
DiamondRock Hospitality Co.	46,060	378,613
Dupont Fabros Technology, Inc.	12,285	301,720
Dynex Capital Corp.	5,596	51,651
Eastgroup Properties, Inc.	8,039	286,028
Education Realty Trust, Inc.	17,657	106,472

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	29

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Entertainment Properties Trust	13,874	$528,183
Equity Lifestyle Properties, Inc.	7,728	372,721
Equity One, Inc.	10,835	169,026
Excel Trust, Inc. (a)	4,950	59,400
Extra Space Storage, Inc.	26,139	363,332
FelCor Lodging Trust, Inc. (a)	20,109	100,344
First Industrial Realty Trust, Inc. (a)	19,395	93,484
First Potomac Realty Trust	11,385	163,602
Franklin Street Properties Corp.	20,734	244,869
Getty Realty Corp.	6,400	143,424
Gladstone Commercial Corp.	3,396	55,491
Glimcher Realty Trust	20,874	124,826
Government Properties Income Trust	6,359	162,282
Hatteras Financial Corp.	10,659	296,533
Healthcare Realty Trust, Inc.	18,534	407,192
Hersha Hospitality Trust	33,705	152,347
Highwoods Properties, Inc.	20,100	557,976
Home Properties, Inc.	11,685	526,643
Inland Real Estate Corp.	22,534	178,469
InvesCo. Mortgage Capital, Inc.	7,613	152,336
Investors Real Estate Trust	23,381	206,454
iStar Financial, Inc. (a)	28,545	127,311
Kilroy Realty Corp.	16,092	478,415
Kite Realty Group Trust	17,141	71,649
LTC Properties, Inc.	7,137	173,215
LaSalle Hotel Properties	20,868	429,255
Lexington Corporate Properties Trust	29,743	178,755
MFA Financial, Inc.	82,515	610,611
MPG Office Trust, Inc. (a)	15,205	44,551
Medical Properties Trust, Inc.	33,299	314,343
Mid-America Apartment Communities, Inc.	9,145	470,693
Mission West Properties, Inc.	7,564	51,586
Monmouth Real Estate Investment Corp., Class A	9,554	70,604
National Health Investors, Inc.	7,270	280,331
National Retail Properties, Inc.	24,593	527,274
Newcastle Investment Corp.	19,170	51,376
NorthStar Realty Finance Corp. (b)	23,873	63,741
Omega Healthcare Investors, Inc.	27,488	547,836
One Liberty Properties, Inc.	2,710	40,406
PS Business Parks, Inc.	5,439	303,387
Parkway Properties, Inc.	6,821	99,382
Pebblebrook Hotel Trust (a)	5,757	108,519
Pennsylvania Real Estate Investment Trust (b)	16,753	204,722
PennyMac Mortgage Investment Trust (a)(d)	5,384	85,606
Post Properties, Inc.	14,536	330,403
Potlatch Corp.	11,795	421,435
RAIT Investment Trust (a)	24,762	46,305
Ramco-Gershenson Properties Trust	11,649	117,655
Redwood Trust, Inc.	23,454	343,367
Resource Capital Corp.	13,458	76,441
Retail Opportunity Investments Corp.	12,776	123,288
Saul Centers, Inc.	1,974	80,204
Sovran Self Storage, Inc.	8,221	283,049
Starwood Property Trust, Inc.	14,314	242,622
Strategic Hotel Capital, Inc. (a)	42,484	186,505
Sun Communities, Inc.	5,893	152,982
Sunstone Hotel Investors, Inc. (a)	29,684	294,762
Tanger Factory Outlet Centers, Inc.	11,965	495,112
Terreno Realty Corp. (a)	3,018	53,449
Two Harbors Investment Corp.	8,082	66,676
UMH Properties, Inc.	4,073	41,015

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
U-Store-It Trust	22,165	$165,351
Universal Health Realty Income Trust	3,555	114,222
Urstadt Biddle Properties, Inc., Class A	5,100	82,263
Walter Investment Management Corp.	7,872	128,707
Washington Real Estate Investment Trust	18,064	498,386
Winthrop Realty Trust	5,921	75,848

		20,227,856

Recreational Vehicles & Boats — 0.4%
Arctic Cat, Inc. (a)	3,895	35,483
Brunswick Corp.	26,633	331,048
Drew Industries, Inc. (a)	5,705	115,241
Polaris Industries, Inc.	9,304	508,185
Winnebago Industries, Inc. (a)	8,686	86,339

		1,076,296

Rental & Leasing Services: Consumer — 0.4%
Amerco, Inc. (a)	2,575	141,754
Avis Budget Group, Inc. (a)	30,824	302,692
Dollar Thrifty Automotive Group, Inc. (a)	8,589	365,977
Rent-A-Center, Inc. (a)	19,678	398,676

		1,209,099

Restaurants — 1.4%
AFC Enterprises, Inc. (a)	8,088	73,601
BJ’s Restaurants, Inc. (a)	6,887	162,533
Biglari Holdings, Inc. (a)	441	126,523
Bob Evans Farms, Inc.	9,261	228,006
Buffalo Wild Wings, Inc. (a)	5,479	200,422
CEC Entertainment, Inc. (a)	6,628	233,703
CKE Restaurants, Inc.	16,631	208,386
California Pizza Kitchen, Inc. (a)	5,971	90,461
The Cheesecake Factory, Inc. (a)	18,127	403,507
Cracker Barrel Old Country Store, Inc.	7,197	335,092
Denny’s Corp. (a)	30,612	79,591
DineEquity, Inc. (a)	5,438	151,829
Domino’s Pizza, Inc. (a)	10,973	123,995
Jack in the Box, Inc. (a)	16,539	321,684
Jamba, Inc. (a)	19,330	41,173
Krispy Kreme Doughnuts, Inc. (a)	18,203	61,344
Landry’s Restaurants, Inc. (a)	2,270	55,524
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	4,974	37,106
O’Charleys, Inc. (a)	6,066	32,150
P.F. Chang’s China Bistro, Inc.	6,964	276,123
Papa John’s International, Inc. (a)	6,392	147,783
Red Robin Gourmet Burgers, Inc. (a)	4,820	82,711
Ruby Tuesday, Inc. (a)	19,506	165,801
Ruth’s Hospitality Group, Inc. (a)	9,465	39,564
Sonic Corp. (a)	18,590	144,072
Texas Roadhouse, Inc., Class A (a)	17,371	219,222

		4,041,906

Scientific Instruments: Control & Filter — 0.6%
Brady Corp.	14,581	363,358
CIRCOR International, Inc.	5,175	132,376
ESCO Technologies, Inc.	7,939	204,429
Energy Recovery, Inc. (a)	12,672	50,688
The Gorman-Rupp Co.	3,731	93,462
ICx Technologies, Inc. (a)	3,998	29,185
L-1 Identity Solutions, Inc. (a)	22,957	188,018
Mine Safety Appliances Co.	7,819	193,755
PMFG, Inc. (a)	4,578	69,357
Robbins & Myers, Inc.	8,062	175,268

See Notes to Financial Statements.

30	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Scientific Instruments: Control & Filter (concluded)
Sun Hydraulics, Inc.	3,823	$89,688
Watts Water Technologies, Inc., Class A	8,759	251,033
X-Rite, Inc. (a)	10,766	39,726

		1,880,343

Scientific Instruments: Electrical — 1.1%
A123 Systems, Inc. (a)	21,936	206,856
AZZ, Inc.	3,766	138,476
A.O. Smith Corp.	7,230	348,414
Advanced Battery Technologies, Inc. (a)	18,142	59,506
American Superconductor Corp. (a)(b)	13,477	359,701
Baldor Electric Co.	14,038	506,491
Ballantyne Strong, Inc. (a)	4,590	33,232
Broadwind Energy, Inc. (a)	28,531	79,887
Ener1, Inc. (a)(b)	18,847	63,703
EnerSys (a)	14,439	308,561
Franklin Electric Co., Inc.	7,026	202,489
GrafTech International Ltd. (a)	36,049	527,036
Houston Wire & Cable Co.	5,400	58,590
Littelfuse, Inc. (a)	6,609	208,911
SatCon Technology Corp. (a)	22,564	64,533
Taser International, Inc. (a)	18,100	70,590
UQM Technologies, Inc. (a)	11,357	38,500

		3,275,476

Scientific Instruments: Gauges & Meters — 0.1%
Badger Meter, Inc.	4,487	173,602
Faro Technologies, Inc. (a)	4,949	92,596
Keithley Instruments, Inc.	3,591	31,708
Measurement Specialties, Inc. (a)	4,531	62,075
Zygo Corp. (a)	5,298	42,967

		402,948

Scientific Instruments: Pollution Control — 0.4%
Clean Harbors, Inc. (a)	6,874	456,502
Darling International, Inc. (a)	24,857	186,676
EnergySolutions, Inc.	26,650	135,648
Fuel Tech, Inc. (a)	5,653	35,727
Met-Pro Corp.	4,810	51,756
Metalico, Inc. (a)	11,625	46,268
Team, Inc. (a)	5,856	76,421
US Ecology, Inc.	5,707	83,151
Waste Services, Inc. (a)	8,326	97,081

		1,169,230

Securities Brokerage & Services — 0.6%
BGC Partners, Inc.	17,354	88,679
GFI Group, Inc.	19,718	110,026
Gladstone Investment Corp.	7,282	42,454
International Assets Holding Corp., Inc. (a)	3,930	62,880
Investment Technology Group, Inc. (a)	12,834	206,114
KBW, Inc. (a)	10,582	226,878
Knight Capital Group, Inc., Class A (a)	27,794	383,279
LaBranche & Co., Inc. (a)	11,366	48,646
Ladenburg Thalmann Financial Services, Inc. (a)	28,230	35,288
MF Global Holdings Ltd. (a)	25,761	147,095
MarketAxess Holdings, Inc.	8,261	113,919
optionsXpress Holdings, Inc. (a)	12,382	194,893
Penson Worldwide, Inc. (a)(b)	6,251	35,256
SWS Group, Inc.	8,390	79,705
TradeStation Group, Inc. (a)	12,177	82,195

		1,857,307

Common Stocks	Shares	Value

Semiconductors & Components — 2.4%
AXT, Inc. (a)	9,878	$44,550
Actel Corp. (a)	6,718	86,125
Advanced Analogic Technologies, Inc. (a)	13,817	44,076
Amkor Technology, Inc. (a)	31,661	174,452
Anadigics, Inc. (a)	20,070	87,505
Applied Micro Circuits Corp. (a)	19,783	207,326
Cavium Networks, Inc. (a)	13,373	350,239
Ceva, Inc. (a)	6,500	81,900
Cirrus Logic, Inc. (a)	19,670	310,983
Conexant Systems, Inc. (a)	24,961	55,913
DSP Group, Inc. (a)	7,375	47,126
Diodes, Inc. (a)	10,251	162,683
Entropic Communications, Inc. (a)	17,163	108,813
Exar Corp. (a)	11,472	79,501
Formfactor, Inc. (a)	15,202	164,182
Hittite Microwave Corp. (a)	8,196	366,689
IXYS Corp. (a)	7,474	66,070
Integrated Device Technology, Inc. (a)	49,076	242,926
Integrated Silicon Solutions, Inc. (a)	7,952	59,958
Kopin Corp. (a)	20,596	69,820
Lattice Semiconductor Corp. (a)	35,243	152,955
MIPS Technologies, Inc. (a)	14,100	72,051
MaxLinear, Inc., Class A (a)	2,353	32,895
Micrel, Inc.	15,328	156,039
Microsemi Corp. (a)	24,917	364,536
Microtune, Inc. (a)	17,666	37,628
Monolithic Power Systems, Inc. (a)	9,767	174,439
MoSys, Inc. (a)	8,948	39,550
Netlogic Microsystems, Inc. (a)	18,814	511,741
Omnivision Technologies, Inc. (a)	15,518	332,706
PLX Technology, Inc. (a)	11,831	49,572
Pericom Semiconductor Corp. (a)	7,865	75,504
Power Integrations, Inc.	7,415	238,726
RF Micro Devices, Inc. (a)	80,737	315,682
Rubicon Technology, Inc. (a)(b)	4,338	129,229
Semtech Corp. (a)	18,583	304,204
Sigma Designs, Inc. (a)(b)	9,481	94,905
Silicon Image, Inc. (a)	23,791	83,506
Spansion, Inc., Class A (a)	3,931	64,115
Standard Microsystems Corp. (a)	6,829	158,979
Supertex, Inc. (a)	3,024	74,572
Trident Microsystems, Inc. (a)	22,663	32,181
TriQuint Semiconductor, Inc. (a)	46,225	282,435
Virage Logic Corp. (a)	7,132	84,799
Volterra Semiconductor Corp. (a)	7,492	172,765
Zoran Corp. (a)	15,589	148,719

		6,995,270

Shipping — 0.7%
American Commercial Lines, Inc. (a)	2,846	64,063
Baltic Trading Ltd. (a)	5,148	58,533
DHT Holdings, Inc.	15,389	59,248
Eagle Bulk Shipping, Inc. (a)(b)	18,931	79,889
Excel Maritime Carriers Ltd. (a)	12,211	62,520
Genco Shipping & Trading Ltd. (a)	7,618	114,194
General Maritime Corp.	15,769	95,245
Gulfmark Offshore, Inc., Class A (a)	7,019	183,898
Horizon Lines, Inc., Class A	9,959	42,127
International Shipholding Corp.	1,916	42,401
Knightsbridge Tankers Ltd.	5,294	93,121
Nordic American Tanker Shipping Ltd.	14,029	394,075
Overseas Shipholding Group, Inc.	7,646	283,208
Scorpio Tankers, Inc. (a)	4,234	48,479

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	31

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Shipping (concluded)
Ship Finance International Ltd.	13,466	$240,772
Teekay Tankers Ltd., Class A	8,271	92,056
Ultrapetrol Bahamas Ltd. (a)	7,658	33,312

		1,987,141

Specialty Retail — 3.4%
America’s Car Mart, Inc. (a)	3,000	67,890
AnnTaylor Stores Corp. (a)	17,652	287,198
Asbury Automotive Group, Inc. (a)	8,791	92,657
Barnes & Noble, Inc.	11,497	148,311
bebe Stores, Inc.	10,082	64,525
Big 5 Sporting Goods Corp.	6,701	88,051
Blue Nile, Inc. (a)	3,806	179,186
Brown Shoe Co., Inc.	13,121	199,177
The Buckle, Inc. (b)	7,821	253,557
Build-A-Bear Workshop, Inc. (a)	5,470	37,087
Cabela’s, Inc., Class A (a)(b)	11,905	168,337
Casual Male Retail Group, Inc. (a)	13,313	45,530
The Cato Corp., Class A	8,465	186,399
Charming Shoppes, Inc. (a)	35,216	132,060
The Children’s Place Retail Stores, Inc. (a)	8,320	366,246
Christopher & Banks Corp.	11,093	68,666
Citi Trends, Inc. (a)	4,526	149,086
Coldwater Creek, Inc. (a)	18,604	62,509
Collective Brands, Inc. (a)	19,436	307,089
DSW, Inc., Class A (a)	4,292	96,398
Destination Maternity Corp. (a)	1,643	41,568
Dress Barn, Inc. (a)	17,826	424,437
Express, Inc. (a)	4,836	79,165
The Finish Line, Inc., Class A	15,349	213,812
Genesco, Inc. (a)	7,254	190,853
Group 1 Automotive, Inc. (a)	7,380	173,651
Gymboree Corp. (a)	8,878	379,179
Haverty Furniture Cos., Inc.	5,638	69,291
hhgregg, Inc. (a)	3,990	93,047
Hibbett Sports, Inc. (a)	8,580	205,577
Hot Topic, Inc.	13,641	69,296
Jo-Ann Stores, Inc. (a)	8,170	306,457
Jos. A. Bank Clothiers, Inc. (a)	5,515	297,755
Lithia Motors, Inc., Class A	6,400	39,552
Lumber Liquidators Holdings, Inc. (a)	6,723	156,848
MarineMax, Inc. (a)	6,986	48,483
Men’s Wearhouse, Inc.	15,812	290,308
Midas, Inc. (a)	4,370	33,518
Monro Muffler, Inc.	5,964	235,757
Nu Skin Enterprises, Inc., Class A	14,804	369,064
OfficeMax, Inc. (a)	25,445	332,312
Pacific Sunwear of California, Inc. (a)	20,563	65,802
Penske Auto Group, Inc. (a)	13,303	151,122
The Pep Boys — Manny, Moe & Jack	15,933	141,166
Pier 1 Imports, Inc. (a)	31,433	201,486
Regis Corp.	17,181	267,508
Retail Ventures, Inc. (a)	7,100	55,522
Rue21, Inc. (a)	4,466	135,498
Sally Beauty Co., Inc. (a)	28,075	230,215
Shoe Carnival, Inc. (a)	2,891	59,294
Shutterfly, Inc. (a)	8,116	194,459
Sonic Automotive, Inc. (a)	12,135	103,876
Stage Stores, Inc.	11,784	125,853
Stamps.com, Inc. (a)	3,303	33,856
Stein Mart, Inc. (a)	8,438	52,569

Common Stocks	Shares	Value

Specialty Retail (concluded)
Systemax, Inc.	3,350	$50,485
The Talbots, Inc. (a)	21,066	217,190
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,462	223,871
Vitacost.com, Inc. (a)	4,529	40,716
Vitamin Shoppe, Inc. (a)	4,838	124,095
The Wet Seal, Inc., Class A (a)	30,611	111,730
Zumiez, Inc. (a)	6,297	101,445

		9,737,647

Steel — 0.0%
Olympic Steel, Inc.	2,846	65,372
Universal Stainless & Alloy Products, Inc. (a)	2,234	35,722

		101,094

Sugar — 0.0%
Imperial Sugar Co., New Shares	3,800	38,380

Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)	8,614	72,961

Technology: Miscellaneous — 0.4%
Benchmark Electronics, Inc. (a)	18,912	299,755
CTS Corp.	10,392	96,022
LaBarge, Inc. (a)	4,029	45,971
Plexus Corp. (a)	12,110	323,822
Sanmina-SCI Corp. (a)	23,931	325,701
Vocus, Inc. (a)	5,183	79,196

		1,170,467

Telecommunications Equipment — 0.4%
ADC Telecommunications, Inc. (a)	29,267	216,868
Applied Signal Technology, Inc.	4,140	81,351
Arris Group, Inc. (a)	38,030	387,526
Brightpoint, Inc. (a)	21,306	149,142
Mastec, Inc. (a)	15,770	148,238
Powerwave Technologies, Inc. (a)	39,877	61,411
Symmetricom, Inc. (a)	13,696	69,713
UTStarcom, Inc. (a)	35,961	66,168

		1,180,417

Textile Products — 0.1%
Culp, Inc. (a)	2,850	31,236
Interface, Inc., Class A	15,334	164,687
Unifi, Inc. (a)	13,182	50,355

		246,278

Textiles, Apparel & Shoes — 1.9%
Carter’s, Inc. (a)	17,755	466,069
Cherokee, Inc.	2,567	43,896
Columbia Sportswear Co. (b)	3,398	158,585
Crocs, Inc. (a)	25,808	273,049
Deckers Outdoor Corp. (a)	3,859	551,335
G-III Apparel Group, Ltd. (a)	4,704	107,675
Iconix Brand Group, Inc. (a)	21,561	309,832
Joe’s Jeans, Inc. (a)	13,665	27,057
Jones Apparel Group, Inc.	26,051	412,908
K-Swiss, Inc., Class A (a)	8,063	90,547
Kenneth Cole Productions, Inc., Class A (a)	2,624	28,890
Lacrosse Footwear, Inc.	1,607	27,062
Liz Claiborne, Inc. (a)(b)	28,565	120,544
Maidenform Brands, Inc. (a)	6,913	140,749
Oxford Industries, Inc.	4,306	90,125
Perry Ellis International, Inc. (a)	3,121	63,044
Quiksilver, Inc. (a)	39,110	144,707
R.G. Barry Corp.	2,908	32,075
Skechers U.S.A., Inc., Class A (a)	10,354	378,128

See Notes to Financial Statements.

32	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Textiles, Apparel & Shoes (concluded)
Steven Madden Ltd. (a)	7,373	$232,397
Timberland Co., Class A (a)	12,400	200,260
True Religion Apparel, Inc. (a)	7,649	168,813
Under Armour, Inc., Class A (a)(b)	10,509	348,163
Volcom, Inc. (a)	5,857	108,764
The Warnaco Group, Inc. (a)	13,248	478,783
Weyco Group, Inc.	2,232	50,845
Wolverine World Wide, Inc.	14,752	372,045

		5,426,347

Tobacco — 0.2%
Alliance One International, Inc. (a)	26,971	96,017
Star Scientific, Inc. (a)(b)	29,459	48,313
Universal Corp.	7,179	284,862
Vector Group Ltd.	12,751	214,472

		643,664

Toys — 0.1%
Jakks Pacific, Inc. (a)	8,650	124,387
Leapfrog Enterprises, Inc. (a)	10,508	42,242
RC2 Corp. (a)	6,624	106,713

		273,342

Transportation: Miscellaneous — 0.2%
Dynamex, Inc. (a)	3,319	40,492
Echo Global Logistics, Inc. (a)	3,489	42,601
HUB Group, Inc., Class A (a)	11,232	337,072
Pacer International, Inc. (a)	10,918	76,317
Textainer Group Holdings Ltd.	2,909	70,223

		566,705

Truckers — 0.7%
Arkansas Best Corp.	7,685	159,464
Celadon Group, Inc. (a)	6,181	87,399
Forward Air Corp.	8,768	238,928
Heartland Express, Inc.	14,967	217,321
Knight Transportation, Inc.	17,681	357,863
Marten Transport Ltd. (a)	4,731	98,310
Old Dominion Freight Line, Inc. (a)	8,354	293,560
Patriot Transportation Holding, Inc. (a)	486	39,322
Roadrunner Transportation Systems, Inc. (a)	3,336	47,405
Saia, Inc. (a)	5,023	75,345
USA Truck, Inc. (a)	2,610	42,073
Werner Enterprises, Inc.	12,793	280,039

		1,937,029

Utilities: Electrical — 1.7%
Allete, Inc.	9,300	318,432
Avista Corp.	16,513	322,499
Black Hills Corp.	11,807	336,145
CH Energy Group, Inc.	4,892	191,962
Central Vermont Public Service Corp.	4,000	78,960
Cleco Corp.	17,888	472,422
Dynegy, Inc. (a)	30,896	118,950
El Paso Electric Co. (a)	13,121	253,891
The Empire District Electric Co.	12,245	229,839
IDACORP, Inc.	14,314	476,227
MGE Energy, Inc.	6,993	252,028
NorthWestern Corp.	10,842	284,060
Otter Tail Corp.	10,878	210,272
PNM Resources, Inc.	26,237	293,330
Pike Electric Corp. (a)	5,114	48,174

Common Stocks	Shares	Value

Utilities: Electrical (concluded)
Portland General Electric Co.	22,494	$412,315
UIL Holdings Corp.	9,175	229,650
Unisource Energy Corp.	10,771	325,069
Unitil Corp.	3,917	81,904

		4,936,129

Utilities: Gas Distributors — 1.2%
Chesapeake Utilities Corp.	3,004	94,326
The Laclede Group, Inc.	6,857	227,172
New Jersey Resources Corp.	12,243	430,954
Nicor, Inc. (c)	13,339	540,229
Northwest Natural Gas Co.	7,884	343,506
Piedmont Natural Gas Co.	21,252	537,675
South Jersey Industries, Inc.	8,845	379,981
Southwest Gas Corp.	13,534	399,253
WGL Holdings, Inc.	14,991	510,144

		3,463,240

Utilities: Telecommunications — 0.9%
Alaska Communications Systems Group, Inc.	13,857	117,646
Atlantic Tele-Network, Inc.	2,830	116,879
Cbeyond Communications, Inc. (a)	8,142	101,775
Cincinnati Bell, Inc. (a)	60,401	181,807
Cogent Communications Group, Inc. (a)	13,732	104,088
Consolidated Communications Holdings, Inc.	7,815	132,933
FiberTower Corp. (a)	14,458	68,242
General Communication, Inc., Class A (a)	14,734	111,831
Global Crossing Ltd. (a)	9,389	99,242
Globalstar, Inc. (a)	23,452	36,116
ICO Global Communications Holdings Ltd. (a)	28,778	46,332
IDT Corp., Class B (a)	4,600	58,650
Iridium Communications, Inc. (a)	10,375	104,165
j2 Global Communications, Inc. (a)	13,482	294,447
NTELOS Holdings Corp.	8,950	153,940
Neutral Tandem, Inc. (a)	9,922	111,622
PAETEC Holding Corp. (a)	37,848	129,062
Premiere Global Services, Inc. (a)	18,173	115,217
RCN Corp. (a)	10,738	159,030
Shenandoah Telecom Co.	7,233	128,313
USA Mobility, Inc.	6,780	87,598
Vonage Holdings Corp. (a)	32,033	73,676

		2,532,611

Utilities: Water — 0.3%
American States Water Co.	5,607	185,816
Artesian Resources Corp., Class A	2,560	47,258
California Water Service Group	5,853	208,952
Connecticut Water Service, Inc.	2,957	62,156
Consolidated Water Co., Inc.	4,715	53,657
Middlesex Water Co.	4,598	72,878
SJW Corp.	4,025	94,346
Southwest Water Co.	8,584	89,960
York Water Co.	4,423	62,807

		877,830

Total Common Stocks — 96.5%		280,035,773

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	33

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Investment Companies	Shares	Value

BlackRock Kelso Capital Corp. (d)	17,107	$168,846
Gladstone Capital Corp.	6,400	69,184
Hercules Technology Growth Capital, Inc.	11,650	101,771
Kayne Anderson Energy Development Co.	3,254	49,363
Pennantpark Investment Corp.	9,717	92,797
Prospect Capital Corp.	19,928	192,305

Total Investment Companies — 0.2%		674,266

Warrants (e)

Alternative Energy — 0.0%
GreenHunter Energy, Inc. (Expires 8/27/11) (b)(f)	180	—

Communications Technology — 0.0%
Lantronix, Inc. (Expires 2/09/11)	138	—

Total Warrants — 0.0%		—

Total Long-Term Investments (Cost — $265,134,275) — 96.8%		280,710,039

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (d)(g)	10,162,728	$10,162,728

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.27% (d)(g)(h)	$14,418	14,418,243

Total Short-Term Securities (Cost — $24,580,971) — 8.5%		24,580,971

Total Investments (Cost — $289,715,246*) — 105.2%		305,291,010
Liabilities in Excess of Other Assets — (5.2)%		(15,218,865)

Net Assets — 100.0%		$290,072,145

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$302,295,372

Gross unrealized appreciation	$33,709,686
Gross unrealized depreciation	(30,714,048)

Net unrealized appreciation	$2,995,638

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2010	Value at June 30, 2010	Income

BlackRock Kelso Capital Corp.	3,100	14,007		—	17,107	$168,846	$2,144
BlackRock Liquidity Funds, TempFund, Institutional Class	9,452,117	710,611	[1]	—	10,162,728	$10,162,728	$5,223
BlackRock Liquidity Series, LLC
Money Market Series	$17,386,620	—		$(2,968,377)[2]	$14,418,243	$14,418,243	$93,053
PennyMac Mortgage Investment Trust	3,500	1,884		—	5,384	$85,606	—

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

See Notes to Financial Statements.

34	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Schedule of Investments (concluded)	Master Small Cap Index Series

(e)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f)	Restricted security as to resale, representing 0.0% of net assets was as follows:

Issue	Acquisition Date	Cost	Value

GreenHunter Energy, Inc.	06/27/08	—	—

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contacts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

153	Russell 2000 MINI	September 2010	$9,615,472	$(316,132)

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$280,710,039	—	—	$280,710,039
Short-Term Securities	10,162,728	$14,418,243	—	24,580,971

Total	$290,872,767	$14,418,243	—	$305,291,010

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Equity contracts	$(316,132)	—	—	$(316,132)

[2]	Derivative financial instruments are financial futures contacts which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	35

Statement of Assets and Liabilities	Master Small Cap Index Series

June 30, 2010 (Unaudited)

Assets

Investments at value — unaffiliated (including securities loaned of $13,644,499) (cost — $264,865,912)	$280,455,587
Investments at value — affiliated (cost — $24,849,334)	24,835,423
Cash collateral for financial futures contracts	517,000
Investments sold receivable	1,494,370
Dividends receivable	307,245
Securities lending income receivable — affiliated	33,194
Prepaid expenses	54,144

Total assets	307,696,963

Liabilities

Collateral on securities loaned, at value	14,418,243
Investments purchased payable	2,988,212
Withdrawals payable to investors	91,487
Margin variation payable	85,529
Investment advisory fees payable	1,997
Other affiliates payable	1,107
Directors’ fees payable	482
Other accrued expenses payable	37,761

Total liabilities	17,624,818

Net Assets	$290,072,145

Net Assets Consist of

Investors’ capital	$274,812,513
Net unrealized appreciation/depreciation	15,259,632

Net Assets	$290,072,145

See Notes to Financial Statements.

36	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Statement of Operations	Master Small Cap Index Series

Six Months Ended June 30, 2010 (Unaudited)

Investment Income

Dividends — unaffiliated	$1,168,923
Foreign taxes withheld	(3,021)
Security lending — affiliated	93,053
Dividends — affiliated	7,367

Total income	1,266,322

Expenses

Professional	41,536
Accounting services	32,325
Custodian	23,564
Investment advisory	13,082
Directors	4,052
Printing	698
Other	5,223

Total expenses	120,480
Less fees waived by advisor	(21,608)

Total expenses after fees waived	98,872

Net investment income	1,167,450

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	1,959,978
Financial futures contracts	(774,407)

1,185,571

Net change in unrealized appreciation/depreciation on:
Investments	(18,638,780)

Financial futures contracts	(404,705)
(19,043,485)

Total realized and unrealized loss	(17,857,914)

Net Decrease in Net Assets Resulting from Operations	$(16,690,464)

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	37

Statements of Changes in Net Assets	Master Small Cap Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Operations

Net investment income	$1,167,450	$4,243,420
Net realized gain (loss)	1,185,571	(30,867,280)
Net change in unrealized appreciation/depreciation	(19,043,485)	124,588,792

Net increase (decrease) in net assets resulting from operations	(16,690,464)	97,964,932

Capital Transactions

Proceeds from contributions	133,107,328	171,416,855
Value of withdrawals	(55,981,415)	(384,465,211)

Net increase (decrease) in net assets derived from capital transactions	77,125,913	(213,048,356)

Net Assets

Total increase (decrease) in net assets	60,435,449	(115,083,424)
Beginning of period	229,636,696	344,720,120

End of period	$290,072,145	$229,636,696

See Notes to Financial Statements.

38	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Financial Highlights	Master Small Cap Index Series

	Six Months Ended June 30, 2010 (Unaudited)
		Year Ended December 31,

		2009	2008	2007	2006	2005

Total Investment Return

Total investment return	(1.84)%[1]	27.37%	(33.57)%	(1.46)%	18.13%	4.63%

Ratios to Average Net Assets

Total expenses	0.09%[2]	0.09%	0.08%	0.06%	0.07%	0.08%

Total expenses after fees waived and paid indirectly	0.08%[2]	0.07%	0.07%	0.06%	0.07%	0.07%

Net investment income	0.89%[2]	1.27%	1.60%	1.69%	1.55%	1.17%

Supplemental Data

Net assets, end of period (000)	$290,072	$229,637	$344,720	$630,394	$561,373	$370,145

Portfolio turnover	16%	43%	42%	26%	40%	37%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	39

Notes to Financial Statements (Unaudited)	Master Small Cap Index Series

1. Organization and Significant Accounting Policies:

Master Small Cap Index Series (the “Series”), a non-diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: The Series’ policy is to fair value its financial instruments at market value using independent dealers or pricing services selected under the supervision of the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investment in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (the “SEC”) under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

40	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Notes to Financial Statements (continued)	Master Small Cap Index Series

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Series assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange. Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of June 30, 2010

	Liability Derivatives

	Statement of Assets and Liabilities Location	Value

	Net
	unrealized
	appreciation/
Equity contracts	depreciation*	$316,132

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Six Months Ended June 30, 2010

Net Realized Loss from

Financial Futures Contracts

Equity contracts	$(774,407)

Net Change in Unrealized
Appreciation/Depreciation on

Financial Futures Contracts

Equity contracts	$(404,705)

For the six months ended June 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Financial futures contracts:
Average number of contracts purchased	120
Average notional value of contracts purchased	$7,727,206

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate 0.01% of the Series’ average daily net assets.

The Manager contractually agreed to waive and/or reimburse fees and/or expenses to ensure that the management fee of the Series, when

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	41

Notes to Financial Statements (continued)	Master Small Cap Index Series

combined with the administration fee of BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc., will not exceed 0.30%. No fees are currently being waived for the Series.

The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series (excluding interest expense, acquired fund fees and certain other Series’ expenses) will not exceed 0.08% of the average daily value of the Series’ net assets. For the six months ended June 30, 2010, the Manager waived $18,703, which is included in fees waived by advisor in the Statement of Operations.

The Manager has agreed not to reduce or discontinue these contractual waivers or reimbursements before May 1, 2011 unless approved by the Board, including a majority of the non-interested trustees.

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds; however, the Manager does not waive its advisory fees by the amount of investment advisory fees paid through its investment in other affiliated investment companies, if any. For the six months ended June 30, 2010, the manager waived advisory fees in the amount of $2,905, which is included in fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2010, the Series reimbursed the Manager $4,186 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Master LLC and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities as securities loaned and collateral on securities loaned, at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended June 30, 2010, BIM received $23,627 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2010, were $115,391,532 and $42,064,540, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2010.The Series may borrow under the credit agreement to fund shareholder redemptions. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the six months ended June 30, 2010.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

The Series invests a significant portion of its assets in securities in the financial services sector. Changes in economic conditions affecting the sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

42	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Notes to Financial Statements (concluded)	Master Small Cap Index Series

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	43

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Quantitative Master Series LLC (the “Master LLC”) met on April 20, 2010 and May 18 – 19, 2010 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of the Master Small Cap Index Series (the “Master Portfolio”), a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Master Portfolio. BlackRock Small Cap Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/ trustees of the boards of certain other BlackRock-managed funds, who are not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio and the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Master Portfolio’s and/or the Fund’s operating expenses; (d) the resources devoted to and compliance reports relating to the Master Portfolio’s and the Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Corporation’s compliance with its respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Corporation’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, closed-end fund and institutional account product channels; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the Fund, as applicable, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio and/or the Fund to BlackRock; (f) sales and redemption

44	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

data regarding the Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18 – 19, 2010 Board meeting.

At an in-person meeting held on May 18 – 19, 2010, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master Portfolio, each for a one-year term ending June 30, 2011. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing performance and the investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio and the Fund. BlackRock and its affiliates and significant shareholders provide the Master Portfolio and the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Master Portfolio and the Fund with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio and the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Fund, as applicable. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the Fund. In preparation for the April 20, 2010 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	45

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Master Portfolio and the Fund, as applicable, throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the Fund performed below the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for the Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, over the one-, three- and five-year periods, the Fund met its objective of matching the risk and return of the Russell 2000 Index prior to fees and expenses.

The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Master Portfolio’s portfolio managers and to improve the Fund’s performance.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Fund: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the Fund’s Lipper category. It also compared the Fund’s total expenses, as well as actual management fees, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio and the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Fund’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses so that the advisory fee of the Master Portfolio, when combined with the administration fee of the Fund, will not exceed a specified amount. Additionally, the Board noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Master Portfolio’s total operating expenses as a percentage of the Master Portfolio’s average daily net assets and has voluntarily agreed to waive fees and/or reimburse expenses to limit the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Fund increase. The Board also considered the extent to which the Master Portfolio and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio and the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio.

46	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio and the Fund, including for administrative, transfer agency and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Master Portfolio, for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, for a one-year term ending June 30, 2011. As part of its approval, the Board of the Master LLC considered the detailed review of BlackRock’s fee structure, as it applies to the Master LLC, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to be satisfactory. In arriving at a decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	47

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
Anne Ackerley, Fund/Master LLC President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Fund/Master LLC
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company
North Quincy, MA 02171

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

48	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/edelivery

2)	Select “eDelilvery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Fund/Series file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	49

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

50	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2010
2015
2020
2025
2030
2035
2040
2045
2050

BlackRock LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

*	See the prospectus for information on specific limitations on investments in the fund.
†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2010	51

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index 3-06/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: September 2, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: September 2, 2010